UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

Certifications

Item 1. Schedule of Investments

Schedule of Investments - RS Emerging Growth Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 85.3%
Advertising Agencies — 1.6%
ValueClick, Inc.(1)	426,650	$7,359,713
		7,359,713
Aerospace — 4.1%
Aerovironment, Inc.(1)	78,250	1,600,213
HEICO Corp.	155,330	7,572,337
Ladish Co., Inc.(1)	113,902	4,100,472
Orbital Sciences Corp.(1)	219,320	5,285,612
		18,558,634
Air Transport — 1.3%
Allegiant Travel Co.(1)	230,720	6,095,622
		6,095,622
Auto Parts - Original Equipment — 0.5%
Amerigon, Inc.(1)	153,970	2,278,756
		2,278,756
Biotechnology Research & Production — 0.8%
Myriad Genetics, Inc.(1)	83,970	3,383,151
Vnus Medical Technologies(1)	22,300	405,637
		3,788,788
Casinos & Gambling — 1.1%
Scientific Games Corp., Class A(1)	233,390	4,926,863
		4,926,863
Chemicals — 0.6%
EnerSys(1)	115,530	2,763,478
		2,763,478
Communications Technology — 3.4%
Atheros Communications(1)	152,950	3,187,478
Cbeyond, Inc.(1)	191,460	3,597,533
j2 Global Communications, Inc.(1)	392,200	8,753,904
		15,538,915
Computer Services, Software & Systems — 9.0%
Concur Technologies, Inc.(1)	119,393	3,707,153
DemandTec, Inc.(1)	289,570	2,953,614
Digital River, Inc.(1)	209,200	6,478,924
Equinix, Inc.(1)	53,980	3,589,130
Informatica Corp.(1)	263,310	4,492,069
Netezza Corp.(1)	276,368	2,617,205
Nuance Communications, Inc.(1)	386,820	6,734,536
PROS Holdings, Inc.(1)	380,550	4,775,903
The TriZetto Group, Inc.(1)	317,718	5,302,713
		40,651,247
Cosmetics — 1.9%
Bare Escentuals, Inc.(1)	244,120	5,717,290
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	195,150	2,739,906
		8,457,196
Diversified Financial Services — 1.1%
Cardtronics, Inc.(1)	711,820	4,961,385
		4,961,385
Drugs & Pharmaceuticals — 3.4%
K-V Pharmaceutical Co., Class A(1)	366,790	9,155,078
Sciele Pharma, Inc.(1)	324,390	6,325,605
		15,480,683
Education Services — 3.9%
American Public Education, Inc.(1)	172,070	5,225,766
Capella Education Co.(1)	98,810	5,395,026

March 31, 2008 (unaudited)	Shares	Value
DeVry, Inc.	166,180	$6,952,971
		17,573,763
Electronics - Medical Systems — 2.5%
Illumina, Inc.(1)	80,390	6,101,601
Intuitive Surgical, Inc.(1)	16,530	5,361,506
		11,463,107
Electronics - Semiconductors & Components — 5.4%
Cavium Networks, Inc.(1)	166,990	2,738,636
Entropic Communications, Inc.(1)	508,823	1,979,321
IPG Photonics Corp.(1)	171,104	2,684,622
Mellanox Technologies Ltd.(1)	172,360	2,400,975
Netlogic Microsystems, Inc.(1)	174,830	4,220,396
O2Micro International Ltd., ADR(1)(2)	931,227	7,198,385
PLX Technology, Inc.(1)	494,400	3,297,648
		24,519,983
Financial Data Processing Services & Systems — 1.5%
CyberSource Corp.(1)	461,452	6,741,814
		6,741,814
Financial Information Services — 1.9%
FactSet Research Systems, Inc.	93,630	5,043,848
TheStreet.com, Inc.	434,419	3,510,106
		8,553,954
Health Care Facilities — 3.4%
ICON PLC, ADR(1)(2)	62,535	4,057,896
IPC The Hospitalist Co.(1)	166,186	3,287,159
Psychiatric Solutions, Inc.(1)	239,740	8,131,981
		15,477,036
Health Care Management Services — 2.2%
athenahealth, Inc.(1)	73,100	1,730,277
HMS Holdings Corp.(1)	123,910	3,537,630
Phase Forward, Inc.(1)	268,034	4,578,021
		9,845,928
Health Care Services — 2.0%
Amedisys, Inc.(1)	91,380	3,594,889
Healthways, Inc.(1)	151,620	5,358,251
		8,953,140
Hotel/Motel — 0.8%
Home Inns & Hotels Management, Inc., ADR(1)(2)	181,780	3,579,248
		3,579,248
Insurance - Property & Casualty — 1.1%
AmTrust Financial Services, Inc.	294,666	4,776,536
		4,776,536
Investment Management Companies — 1.0%
Affiliated Managers Group, Inc.(1)	49,480	4,489,815
		4,489,815
Leisure Time — 0.7%
Life Time Fitness, Inc.(1)	103,550	3,231,796
		3,231,796
Machinery - Oil/Well Equipment & Services — 3.0%
Core Laboratories N.V.(1)	67,429	8,044,280
Dril-Quip, Inc.(1)	119,650	5,560,135
		13,604,415
Medical & Dental Instruments & Supplies — 7.6%
Cepheid, Inc.(1)	158,910	3,875,815
LifeCell Corp.(1)	141,690	5,955,231
Micrus Endovascular Corp.(1)	294,250	3,636,930
NuVasive, Inc.(1)	220,270	7,601,518

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Emerging Growth Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
ResMed, Inc.(1)	142,390	$6,006,010
The Spectranetics Corp.(1)	532,099	4,448,347
Wright Medical Group, Inc.(1)	110,070	2,657,090
		34,180,941
Metal Fabricating — 2.4%
Dynamic Materials Corp.	134,620	5,815,584
Valmont Industries, Inc.	59,040	5,189,026
		11,004,610
Miscellaneous Producer Durables — 1.5%
BE Aerospace, Inc.(1)	196,070	6,852,647
		6,852,647
Oil – Crude Producers — 1.2%
Arena Resources, Inc.(1)	145,740	5,641,595
		5,641,595
Pollution Control & Environmental Services — 1.5%
Darling International, Inc.(1)	142,960	1,851,332
Team, Inc.(1)	172,706	4,714,874
		6,566,206
Publishing – Newspapers — 1.0%
Dolan Media Co.(1)	215,870	4,341,146
		4,341,146
Restaurants — 1.4%
BJ’s Restaurants, Inc.(1)	326,660	4,707,171
P.F. Chang’s China Bistro, Inc.(1)	57,300	1,629,612
		6,336,783
Retail — 5.0%
Aeropostale, Inc.(1)	86,180	2,336,340
GSI Commerce, Inc.(1)	284,981	3,747,500
Priceline.com, Inc.(1)	54,020	6,528,857
Shutterfly, Inc.(1)	269,670	4,009,993
Volcom, Inc.(1)	296,767	5,997,661
		22,620,351
Securities Brokerage & Services — 1.6%
Investment Technology Group, Inc.(1)	156,830	7,242,409
		7,242,409
Services – Commercial — 1.3%
FTI Consulting, Inc.(1)	79,680	5,660,467
		5,660,467
Shoes — 1.9%
Deckers Outdoor Corp.(1)	45,290	4,883,168
Iconix Brand Group, Inc.(1)	219,840	3,814,224
		8,697,392
Utilities – Telecommunications — 0.7%
Neutral Tandem, Inc.(1)	102,426	1,844,692
Time Warner Telecom, Inc., Class A(1)	86,990	1,347,475
		3,192,167
Total Common Stocks (Cost $378,043,026)		386,008,529

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.1%
RS Core Equity Fund, Class Y(3)	724	28,840
RS Emerging Markets Fund, Class A(3)	119	2,970
RS Equity Dividend Fund, Class Y(3)	30	263
RS Global Natural Resources Fund, Class Y(3)	5,305	199,293
RS Growth Fund, Class Y(3)	418	5,185
RS Investment Quality Bond Fund, Class A(3)	27	267

March 31, 2008 (unaudited)	Shares	Value
RS Investors Fund, Class Y(3)	6,232	$53,286
RS MidCap Opportunities Fund, Class Y(3)	2,655	31,775
RS Money Market Fund, Class A(3)	78,143	78,143
RS Partners Fund, Class Y(3)	901	25,342
RS S&P 500 Index Fund, Class A(3)	29	259
RS Smaller Company Growth Fund, Class Y(3)	2,172	36,072
RS Technology Fund, Class Y(3)	144	2,016
RS Value Fund, Class Y(3)	217	5,079
Total Other Investments (Cost $452,433)		468,790

	Shares	Value
Short-Term Investments — 6.7%
Federated Prime Obligations Fund, Class B(4)	20,358,143	20,358,143
SSgA Prime Money Market Fund(4)	10,179,072	10,179,072
Total Short-Term Investments (Cost $30,537,215)		30,537,215

	Principal Amount	Value
Repurchase Agreements — 7.6%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $34,260,903, due 4/1/2008, collateralized by FHLB, 3.60%, due 1/29/2010, with a value of $34,945,138	$34,259,000	34,259,000
Total Repurchase Agreements (Cost $34,259,000)		34,259,000
Total Investments — 99.7% (Cost $443,291,674)		451,273,534
Other Assets, Net — 0.3%		1,133,840
Total Net Assets — 100.0%		$452,407,374

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$451,273,534
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$451,273,534

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Smaller Company Growth Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 91.2%
Advertising Agencies — 2.7%
DG Fastchannel, Inc.(1)	133,965	$2,569,449
ValueClick, Inc.(1)	149,040	2,570,940
		5,140,389
Aerospace — 3.8%
HEICO Corp.	66,690	3,251,137
Ladish Co., Inc.(1)	49,455	1,780,380
Orbital Sciences Corp.(1)	95,560	2,302,996
		7,334,513
Air Transport — 1.4%
Allegiant Travel Co.(1)	102,030	2,695,633
		2,695,633
Auto Parts - Original Equipment — 0.5%
Amerigon, Inc.(1)	65,880	975,024
		975,024
Biotechnology Research & Production — 1.4%
Myriad Genetics, Inc.(1)	40,850	1,645,847
Vnus Medical Technologies(1)	56,700	1,031,373
		2,677,220
Casinos & Gambling — 1.9%
Scientific Games Corp., Class A(1)	176,300	3,721,693
		3,721,693
Communications Technology — 4.4%
Cbeyond, Inc.(1)	62,454	1,173,511
GeoEye, Inc.(1)	36,590	950,974
j2 Global Communications, Inc.(1)	168,940	3,770,741
Syniverse Holdings, Inc.(1)	146,990	2,448,853
		8,344,079
Computer Services, Software & Systems — 9.9%
Aladdin Knowledge Systems Ltd.(1)	70,240	1,336,667
Concur Technologies, Inc.(1)	30,920	960,066
Digital River, Inc.(1)	62,720	1,942,438
Equinix, Inc.(1)	22,855	1,519,629
Internet Brands, Inc., Class A(1)	355,418	2,619,431
NaviSite, Inc.(1)	535,969	1,184,491
Nuance Communications, Inc.(1)	161,400	2,809,974
PROS Holdings, Inc.(1)	184,930	2,320,872
The TriZetto Group, Inc.(1)	174,250	2,908,232
Website Pros, Inc.(1)	146,790	1,442,946
		19,044,746
Consumer Electronics — 1.4%
NIC, Inc. (1)	368,510	2,620,106
		2,620,106
Cosmetics — 1.2%
Bare Escentuals, Inc.(1)	94,500	2,213,190
		2,213,190
Diversified Financial Services — 1.1%
Cardtronics, Inc.(1)	312,318	2,176,856
		2,176,856
Drugs & Pharmaceuticals — 4.9%
K-V Pharmaceutical Co., Class A(1)	197,690	4,934,342
The Medicines Co.(1)	86,800	1,753,360
Sciele Pharma, Inc.(1)	143,260	2,793,570
		9,481,272
Education Services — 2.5%
American Public Education, Inc.(1)	63,821	1,938,244

March 31, 2008 (unaudited)	Shares	Value
DeVry, Inc.	68,800	$2,878,592
		4,816,836
Electronics - Medical Systems — 2.2%
Natus Medical, Inc.(1)	101,660	1,845,129
Zoll Medical Corp.(1)	88,240	2,346,302
		4,191,431
Electronics - Semiconductors & Components — 0.7%
O2Micro International Ltd., ADR(1)(2)	182,812	1,413,137
		1,413,137
Financial Data Processing Services & Systems — 2.6%
Advent Software, Inc.(1)	50,930	2,170,637
CyberSource Corp.(1)	198,435	2,899,135
		5,069,772
Financial Information Services — 1.2%
TheStreet.com, Inc.	281,390	2,273,631
		2,273,631
Forms And Bulk Printing Services — 1.4%
Innerworkings, Inc.(1)	190,960	2,679,169
		2,679,169
Health Care Facilities — 3.0%
IPC The Hospitalist Co.(1)	109,761	2,171,073
Psychiatric Solutions, Inc.(1)	105,050	3,563,296
		5,734,369
Health Care Management Services — 3.4%
HMS Holdings Corp.(1)	50,860	1,452,053
Pediatrix Medical Group, Inc.(1)	49,900	3,363,260
Phase Forward, Inc.(1)	95,460	1,630,457
		6,445,770
Health Care Services — 2.2%
Amedisys, Inc.(1)	58,620	2,306,111
Healthways, Inc.(1)	54,330	1,920,022
		4,226,133
Insurance - Multi-Line — 1.2%
eHealth, Inc.(1)	107,090	2,363,476
		2,363,476
Insurance - Property & Casualty — 2.3%
AmTrust Financial Services, Inc.	274,430	4,448,510
		4,448,510
Investment Management Companies — 1.0%
Affiliated Managers Group, Inc.(1)	21,390	1,940,929
		1,940,929
Jewelry Watches & Gemstones — 1.6%
FGX International Holdings Ltd.(1)	259,140	3,099,314
		3,099,314
Leisure Time — 1.0%
Life Time Fitness, Inc.(1)	61,100	1,906,931
		1,906,931
Machinery - Oil/Well Equipment & Services — 5.4%
Core Laboratories N.V.(1)	22,410	2,673,513
Dril-Quip, Inc.(1)	50,610	2,351,847
Oil States International, Inc.(1)	64,450	2,888,004
Superior Energy Services, Inc.(1)	63,730	2,524,983
		10,438,347
Medical & Dental Instruments & Supplies — 5.9%
LeMaitre Vascular, Inc.(1)	554,554	1,802,300
LifeCell Corp.(1)	54,960	2,309,969
Micrus Endovascular Corp.(1)	81,160	1,003,138

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Smaller Company Growth Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
NuVasive, Inc.(1)	77,800	$2,684,878
The Spectranetics Corp.(1)	423,732	3,542,399
		11,342,684
Medical Services — 1.1%
Radnet, Inc.(1)	298,017	2,098,040
		2,098,040
Metal Fabricating — 2.5%
Dynamic Materials Corp.	55,367	2,391,854
Valmont Industries, Inc.	26,950	2,368,636
		4,760,490
Miscellaneous Producer Durables — 1.5%
BE Aerospace, Inc.(1)	84,190	2,942,441
		2,942,441
Oil - Crude Producers — 1.4%
Arena Resources, Inc.(1)	69,160	2,677,184
		2,677,184
Pollution Control & Environmental Services — 1.9%
Darling International, Inc.(1)	114,560	1,483,552
Team, Inc.(1)	77,730	2,122,029
		3,605,581
Publishing - Newspapers — 1.2%
Dolan Media Co.(1)	110,030	2,212,703
		2,212,703
Retail — 2.8%
Aeropostale, Inc.(1)	70,640	1,915,050
Jos. A. Bank Clothiers, Inc.(1)	107,021	2,193,931
Shutterfly, Inc.(1)	82,100	1,220,827
		5,329,808
Securities Brokerage & Services — 1.6%
Investment Technology Group, Inc.(1)	67,440	3,114,379
		3,114,379
Services - Commercial — 3.2%
Rollins, Inc.	174,033	3,078,644
TeleTech Holdings, Inc.(1)	135,140	3,035,244
		6,113,888
Shoes — 0.8%
Iconix Brand Group, Inc.(1)	90,566	1,571,320
		1,571,320
Utilities - Telecommunications — 1.0%
Premiere Global Services, Inc.(1)	135,160	1,938,194
		1,938,194
Total Common Stocks (Cost $171,942,094)		175,179,188

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.1%
RS Core Equity Fund, Class Y(3)	124	4,933
RS Emerging Growth Fund, Class Y(3)	64	2,122
RS Emerging Markets Fund, Class A(3)	53	1,314
RS Equity Dividend Fund, Class Y(3)	13	115
RS Global Natural Resources Fund, Class Y(3)	713	26,791
RS Growth Fund, Class Y(3)	166	2,051
RS Investment Quality Bond Fund, Class A(3)	12	117
RS Investors Fund, Class Y(3)	957	8,186
RS MidCap Opportunities Fund, Class Y(3)	370	4,426
RS Money Market Fund, Class A(3)	9,216	9,216
RS Partners Fund, Class Y(3)	129	3,625

March 31, 2008 (unaudited)	Shares	Value
RS S&P 500 Index Fund, Class A(3)	12	$113
RS Technology Fund, Class Y(3)	60	838
RS Value Fund, Class Y(3)	92	2,159
Total Other Investments (Cost $65,931)		66,006

	Shares	Value
Short-Term Investments — 8.4%
Federated Prime Obligations Fund, Class B(4)	12,224,466	12,224,466
SSgA Prime Money Market Fund(4)	3,976,799	3,976,799
Total Short-Term Investments (Cost $16,201,265)		16,201,265

	Principal Amount	Value
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $2,642,147, due 4/1/2008, collateralized by FMAC, 5.00%, 1/2/2015, with a value of $2,698,250	$2,642,000	2,642,000
Total Repurchase Agreements (Cost $2,642,000)		2,642,000
Total Investments — 101.1% (Cost $190,851,290)		194,088,459
Other Liabilities, Net — (1.1)%		(2,054,723)
Total Net Assets — 100.0%		$192,033,736

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$194,088,459
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$194,088,459

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Select Growth Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 85.5%
Advertising Agencies — 2.5%
ValueClick, Inc.(1)	149,940	$2,586,465
		2,586,465
Aerospace — 2.4%
HEICO Corp.	51,600	2,515,500
		2,515,500
Air Transport — 2.3%
Allegiant Travel Co.(1)	89,720	2,370,402
		2,370,402
Casinos & Gambling — 2.1%
Scientific Games Corp., Class A(1)	104,020	2,195,862
		2,195,862
Communications Technology — 5.0%
Atheros Communications(1)	61,010	1,271,449
Cbeyond, Inc.(1)	64,870	1,218,907
j2 Global Communications, Inc.(1)	118,960	2,655,187
		5,145,543
Computer Services, Software & Systems — 10.1%
Akamai Technologies, Inc.(1)	74,960	2,110,874
Digital River, Inc.(1)	77,570	2,402,343
Equinix, Inc.(1)	12,000	797,880
Informatica Corp.(1)	75,010	1,279,671
Nuance Communications, Inc.(1)	117,530	2,046,197
The TriZetto Group, Inc.(1)	105,450	1,759,960
		10,396,925
Cosmetics — 2.1%
Bare Escentuals, Inc.(1)	92,690	2,170,800
		2,170,800
Drugs & Pharmaceuticals — 2.8%
K-V Pharmaceutical Co., Class A(1)	114,290	2,852,678
		2,852,678
Education Services — 2.0%
DeVry, Inc.	49,570	2,074,009
		2,074,009
Electronics - Medical Systems — 4.4%
Hologic, Inc.(1)	18,740	1,041,944
Illumina, Inc.(1)	25,490	1,934,691
Intuitive Surgical, Inc.(1)	4,650	1,508,227
		4,484,862
Electronics - Semiconductors & Components — 3.5%
IPG Photonics Corp.(1)	38,570	605,163
Marvell Technology Group Ltd.(1)	120,870	1,315,066
O2Micro International Ltd., ADR(1)(2)	221,097	1,709,080
		3,629,309
Financial Data Processing Services & Systems — 2.7%
CyberSource Corp.(1)	192,190	2,807,896
		2,807,896
Financial Information Services — 1.6%
FactSet Research Systems, Inc.	30,480	1,641,958
		1,641,958
Health Care Management Services — 1.3%
Phase Forward, Inc.(1)	77,750	1,327,970
		1,327,970
Health Care Services — 1.7%
Healthways, Inc.(1)	50,750	1,793,505
		1,793,505

March 31, 2008 (unaudited)	Shares	Value
Hotel/Motel — 0.6%
Home Inns & Hotels Management, Inc., ADR(1)(2)	29,780	$586,368
		586,368
Investment Management Companies — 1.9%
Affiliated Managers Group, Inc.(1)	21,490	1,950,003
		1,950,003
Leisure Time — 0.7%
Life Time Fitness, Inc.(1)	22,060	688,493
		688,493
Machinery - Oil/Well Equipment & Services — 5.8%
Core Laboratories N.V.(1)	23,910	2,852,463
Dril-Quip, Inc.(1)	66,290	3,080,496
		5,932,959
Machinery - Specialty — 1.0%
Bucyrus International, Inc., Class A	9,850	1,001,252
		1,001,252
Medical & Dental Instruments & Supplies — 3.6%
Inverness Medical Innovations, Inc.(1)	15,200	457,520
LifeCell Corp.(1)	37,730	1,585,792
ResMed, Inc.(1)	40,410	1,704,494
		3,747,806
Metal Fabricating — 3.0%
Dynamic Materials Corp.	43,280	1,869,696
Valmont Industries, Inc.	13,760	1,209,366
		3,079,062
Miscellaneous Producer Durables — 2.8%
BE Aerospace, Inc.(1)	81,200	2,837,940
		2,837,940
Offshore Drilling — 2.2%
Atwood Oceanics, Inc.(1)	24,810	2,275,573
		2,275,573
Oil - Crude Producers — 1.9%
SandRidge Energy, Inc.(1)	48,623	1,903,590
		1,903,590
Restaurants — 0.5%
P.F. Chang’s China Bistro, Inc.(1)	18,490	525,856
		525,856
Retail — 6.0%
Priceline.com, Inc.(1)	20,950	2,532,017
Urban Outfitters, Inc.(1)	62,730	1,966,586
Volcom, Inc.(1)	82,510	1,667,527
		6,166,130
Securities Brokerage & Services — 3.0%
Investment Technology Group, Inc.(1)	67,010	3,094,522
		3,094,522
Services - Commercial — 3.0%
FTI Consulting, Inc.(1)	43,520	3,091,661
		3,091,661
Shoes — 2.4%
Deckers Outdoor Corp.(1)	12,640	1,362,845
Iconix Brand Group, Inc.(1)	64,300	1,115,605
		2,478,450

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Select Growth Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Utilities - Telecommunications — 0.6%
Time Warner Telecom, Inc., Class A(1)	42,860	$663,901
		663,901
Total Common Stocks (Cost $86,925,154)		88,017,250

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.2%
RS Core Equity Fund, Class Y(3)	339	13,515
RS Emerging Growth Fund, Class Y(3)	97	3,196
RS Emerging Markets Fund, Class A(3)	32	803
RS Equity Dividend Fund, Class Y(3)	7	63
RS Global Natural Resources Fund, Class Y(3)	2,631	98,855
RS Growth Fund, Class Y(3)	135	1,667
RS Investment Quality Bond Fund, Class A(3)	6	64
RS Investors Fund, Class Y(3)	3,010	25,733
RS MidCap Opportunities Fund, Class Y(3)	1,218	14,579
RS Money Market Fund, Class A(3)	43,361	43,361
RS Partners Fund, Class Y(3)	480	13,507
RS S&P 500 Index Fund, Class A(3)	7	62
RS Smaller Company Growth Fund, Class Y(3)	1,076	17,868
RS Technology Fund, Class Y(3)	44	608
RS Value Fund, Class Y(3)	61	1,441
Total Other Investments (Cost $225,315)		235,322

	Shares	Value
Short-Term Investments — 7.2%
Federated Prime Obligations Fund, Class B(4)	5,120,092	5,120,092
SSgA Prime Money Market Fund(4)	2,304,536	2,304,536
Total Short-Term Investments (Cost $7,424,628)		7,424,628

	Principal Amount	Value
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 2.0% dated 3/31/2008, maturity value of $4,340,241, due 4/1/2008, collateralized by FNMA discount rate, due 4/1/2008, with a value of $4,429,000	$4,340,000	4,340,000
Total Repurchase Agreements (Cost $4,340,000)		4,340,000
Total Investments — 97.1% (Cost $98,915,097)		100,017,200
Other Assets, Net — 2.9%		3,003,986
Total Net Assets — 100.0%		$103,021,186

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$100,017,200
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$100,017,200

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS MidCap Opportunities Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.3%
Aluminum — 1.5%
Kaiser Aluminum Corp.	53,000	$3,672,900
		3,672,900
Banks - Outside New York City — 2.1%
Northern Trust Corp.	46,000	3,057,620
Synovus Financial Corp.	181,000	2,001,860
		5,059,480
Biotechnology Research & Production — 1.5%
Celgene Corp.(1)	60,000	3,677,400
		3,677,400
Building Materials — 2.3%
Simpson Manufacturing Co., Inc.	75,000	2,038,500
Vulcan Materials Co.	51,600	3,426,240
		5,464,740
Casinos & Gambling — 2.4%
Bally Technologies, Inc.(1)	80,000	2,747,200
WMS Industries, Inc.(1)	85,000	3,057,450
		5,804,650
Chemicals — 1.0%
CF Industries Holdings, Inc.	22,500	2,331,450
		2,331,450
Coal — 1.1%
CONSOL Energy, Inc.	37,000	2,560,030
		2,560,030
Communications Technology — 7.2%
Brocade Communications Systems, Inc.(1)	1,275,000	9,307,500
Harris Corp.	95,000	4,610,350
McAfee, Inc.(1)	110,000	3,639,900
		17,557,750
Computer Services, Software & Systems — 10.6%
Akamai Technologies, Inc.(1)	151,800	4,274,688
Informatica Corp.(1)	185,000	3,156,100
MercadoLibre, Inc.(1)	110,000	4,373,600
MICROS Systems, Inc.(1)	100,000	3,366,000
Nuance Communications, Inc.(1)	250,000	4,352,500
VeriFone Holdings, Inc.(1)	390,000	6,189,300
		25,712,188
Consumer Electronics — 1.3%
Activision, Inc.(1)	118,000	3,222,580
		3,222,580
Cosmetics — 1.3%
Bare Escentuals, Inc.(1)	135,000	3,161,700
		3,161,700
Diversified Financial Services — 1.2%
Nasdaq OMX Group, Inc.(1)	72,500	2,802,850
		2,802,850
Drugs & Pharmaceuticals — 3.9%
Forest Laboratories, Inc.(1)	140,000	5,601,400
Mylan, Inc.	330,000	3,828,000
		9,429,400
Education Services — 1.1%
ITT Educational Services, Inc.(1)	58,500	2,686,905
		2,686,905
Electronics — 1.4%
Amphenol Corp., Class A	93,000	3,464,250
		3,464,250

March 31, 2008 (unaudited)	Shares	Value
Electronics - Medical Systems — 2.8%
Hologic, Inc.(1)	55,000	$3,058,000
Illumina, Inc.(1)	50,000	3,795,000
		6,853,000
Electronics - Semiconductors & Components — 2.7%
MEMC Electronic Materials, Inc.(1)	33,000	2,339,700
SunPower Corp., Class A(1)	57,250	4,265,698
		6,605,398
Energy Equipment — 1.5%
Suntech Power Holdings Co., Ltd., ADR(1) (2)	90,000	3,650,400
		3,650,400
Engineering & Contracting Services — 3.1%
McDermott International, Inc.(1)	75,000	4,111,500
URS Corp.(1)	100,000	3,269,000
		7,380,500
Financial Data Processing Services & Systems — 6.8%
Alliance Data Systems Corp.(1)	245,000	11,639,950
MasterCard, Inc., Class A	22,000	4,905,780
		16,545,730
Foods — 1.3%
Herbalife Ltd.	65,000	3,087,500
		3,087,500
Health Care Facilities — 1.4%
Pharmaceutical Product Development, Inc.	80,000	3,352,000
		3,352,000
Health Care Management Services — 1.8%
AMERIGROUP Corp.(1)	160,000	4,372,800
		4,372,800
Health Care Services — 1.1%
Express Scripts, Inc.(1)	43,000	2,765,760
		2,765,760
Jewelry Watches & Gemstones — 1.5%
Fossil, Inc.(1)	121,000	3,695,340
		3,695,340
Machinery - Construction & Handling — 1.1%
The Manitowoc Co., Inc.	65,000	2,652,000
		2,652,000
Machinery - Oil/Well Equipment & Services — 5.0%
Grant Prideco, Inc.(1)	58,000	2,854,760
Nabors Industries, Ltd.(1)	90,200	3,046,054
Noble Corp.	66,000	3,278,220
Weatherford International Ltd.(1)	41,500	3,007,505
		12,186,539
Medical & Dental Instruments & Supplies — 2.5%
Inverness Medical Innovations, Inc.(1)	200,000	6,020,000
		6,020,000
Medical Services — 1.0%
PAREXEL International Corp.(1)	96,000	2,505,600
		2,505,600
Offshore Drilling — 1.1%
Transocean, Inc.	19,000	2,568,800
		2,568,800
Oil - Crude Producers — 2.0%
Chesapeake Energy Corp.	45,000	2,076,750
Quicksilver Resources, Inc.(1)	76,500	2,794,545
		4,871,295

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS MidCap Opportunities Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Railroads — 1.2%
Kansas City Southern(1)	70,000	$2,807,700
		2,807,700
Rental & Leasing Services - Commercial — 2.5%
AerCap Holdings N.V.(1)	345,000	6,065,100
		6,065,100
Retail — 2.6%
Dick’s Sporting Goods, Inc.(1)	88,300	2,364,674
Priceline.com, Inc.(1)	33,000	3,988,380
		6,353,054
Savings & Loan — 1.2%
Hudson City Bancorp, Inc.	165,000	2,917,200
		2,917,200
Services - Commercial — 4.0%
FTI Consulting, Inc.(1)	55,000	3,907,200
TeleTech Holdings, Inc.(1)	260,000	5,839,600
		9,746,800
Shipping — 1.2%
Kirby Corp.(1)	52,500	2,992,500
		2,992,500
Shoes — 3.9%
Crocs, Inc.(1)	367,000	6,411,490
Deckers Outdoor Corp.(1)	27,000	2,911,140
		9,322,630
Tobacco — 1.2%
UST, Inc.	55,000	2,998,600
		2,998,600
Truckers — 0.8%
Landstar System, Inc.	35,000	1,825,600
		1,825,600
Utilities - Telecommunications — 2.1%
Clearwire Corp., Class A(1)	350,000	5,183,500
		5,183,500
Total Common Stocks (Cost $236,130,745)		235,933,619

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.1%
RS Core Equity Fund, Class Y(3)	114	4,525
RS Emerging Growth Fund, Class Y(3)	67	2,196
RS Emerging Markets Fund, Class A(3)	54	1,353
RS Equity Dividend Fund, Class Y(3)	16	138
RS Global Natural Resources Fund, Class Y(3)	628	23,596
RS Growth Fund, Class Y(3)	155	1,921
RS Investment Quality Bond Fund, Class A(3)	14	140
RS Investors Fund, Class Y(3)	842	7,201
RS Money Market Fund, Class A(3)	7,589	7,589
RS Partners Fund, Class Y(3)	114	3,215
RS S&P 500 Index Fund, Class A(3)	15	136
RS Smaller Company Growth Fund, Class Y(3)	261	4,341
RS Technology Fund, Class Y(3)	58	812
RS Value Fund, Class Y(3)	94	2,198
Total Other Investments (Cost $58,223)		59,361

March 31, 2008 (unaudited)	Shares	Value
Short-Term Investments — 1.1%
Federated Prime Obligations Fund, Class B(4)	2,749,862	$2,749,862
Total Short-Term Investments (Cost $2,749,862)		2,749,862
Total Investments — 98.5% (Cost $238,938,830)		238,742,842
Other Assets, Net — 1.5%		3,712,387
Total Net Assets — 100.0%		$242,455,229

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$238,742,842
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$238,742,842

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Growth Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 93.0%
Banks - New York City — 1.4%
JPMorgan Chase & Co.	56,500	$2,426,675
		2,426,675
Banks - Outside New York City — 4.1%
State Street Corp.	28,000	2,212,000
U.S. Bancorp	72,500	2,346,100
Wells Fargo & Co.	80,000	2,328,000
		6,886,100
Beverage - Soft Drinks — 1.4%
The Coca-Cola Co.	40,000	2,434,800
		2,434,800
Biotechnology Research & Production — 4.5%
Baxter International, Inc.	37,000	2,139,340
Biogen Idec, Inc.(1)	42,000	2,590,980
Genzyme Corp.(1)	40,000	2,981,600
		7,711,920
Building Materials — 1.5%
Vulcan Materials Co.	37,000	2,456,800
		2,456,800
Chemicals — 1.7%
E.I. du Pont de Nemours & Co.	60,000	2,805,600
		2,805,600
Communications Technology — 7.1%
Cisco Systems, Inc.(1)	135,000	3,252,150
Corning, Inc.	77,000	1,851,080
Harris Corp.	75,000	3,639,750
Research In Motion Ltd.(1)	29,000	3,254,670
		11,997,650
Computer Services, Software & Systems — 2.1%
Microsoft Corp.	126,270	3,583,543
		3,583,543
Computer Technology — 6.1%
Apple, Inc.(1)	24,000	3,444,000
EMC Corp.(1)	135,000	1,935,900
Hewlett-Packard Co.	60,000	2,739,600
International Business Machines Corp.	20,000	2,302,800
		10,422,300
Consumer Electronics — 1.5%
Electronic Arts, Inc.(1)	50,000	2,496,000
		2,496,000
Diversified Financial Services — 3.3%
Morgan Stanley	50,000	2,285,000
The Goldman Sachs Group, Inc.	20,000	3,307,800
		5,592,800
Diversified Production — 2.0%
Danaher Corp.	45,000	3,421,350
		3,421,350
Drugs & Pharmaceuticals — 8.0%
Abbott Laboratories	50,000	2,757,500
Forest Laboratories, Inc.(1)	115,000	4,601,150
Gilead Sciences, Inc.(1)	70,000	3,607,100
Teva Pharmaceutical Industries Ltd., ADR(2)	55,000	2,540,450
		13,506,200
Electronics - Medical Systems — 1.2%
Hologic, Inc.(1)	35,000	1,946,000
		1,946,000

March 31, 2008 (unaudited)	Shares	Value
Energy - Miscellaneous — 1.6%
Valero Energy Corp.	55,000	$2,701,050
		2,701,050
Energy Equipment — 1.8%
Suntech Power Holdings Co., Ltd., ADR(1) (2)	75,000	3,042,000
		3,042,000
Fertilizers — 1.2%
Potash Corp. of Saskatchewan, Inc.	13,500	2,095,335
		2,095,335
Financial Data Processing Services & Systems — 8.2%
Alliance Data Systems Corp.(1)	170,000	8,076,700
MasterCard, Inc., Class A	14,000	3,121,860
Western Union Co.	125,000	2,658,750
		13,857,310
Foods — 1.2%
Sara Lee Corp.	150,000	2,097,000
		2,097,000
Health Care Facilities — 1.4%
Pharmaceutical Product Development, Inc.	55,000	2,304,500
		2,304,500
Health Care Management Services — 1.3%
UnitedHealth Group, Inc.	66,000	2,267,760
		2,267,760
Health Care Services — 2.6%
CVS Caremark Corp.	68,000	2,754,680
Express Scripts, Inc.(1)	27,000	1,736,640
		4,491,320
Machinery - Oil/Well Equipment & Services — 3.7%
Halliburton Co.	48,000	1,887,840
Nabors Industries, Ltd.(1)	70,503	2,380,886
Weatherford International Ltd.(1)	27,000	1,956,690
		6,225,416
Medical & Dental Instruments & Supplies — 2.0%
St. Jude Medical, Inc.(1)	80,000	3,455,200
		3,455,200
Milling - Fruit & Grain Processing — 1.3%
Archer-Daniels-Midland Co.	55,000	2,263,800
		2,263,800
Offshore Drilling — 1.2%
Transocean, Inc.	15,000	2,028,000
		2,028,000
Oil - Crude Producers — 3.4%
Anadarko Petroleum Corp.	32,000	2,016,960
Chesapeake Energy Corp.	40,000	1,846,000
Quicksilver Resources, Inc.(1)	54,000	1,972,620
		5,835,580
Radio & TV Broadcasters — 1.5%
The DIRECTV Group, Inc.(1)	100,000	2,479,000
		2,479,000
Restaurants — 1.3%
McDonald’s Corp.	40,000	2,230,800
		2,230,800
Retail — 2.7%
Costco Wholesale Corp.	35,000	2,273,950
Wal-Mart Stores, Inc.	45,000	2,370,600
		4,644,550

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Growth Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Steel — 1.8%
Nucor Corp.	45,000	$3,048,300
		3,048,300
Telecommunications Equipment — 1.5%
Nokia Oyj, ADR(2)	80,000	2,546,400
		2,546,400
Textile - Apparel Manufacturers — 1.2%
Coach, Inc.(1)	70,000	2,110,500
		2,110,500
Tobacco — 1.4%
UST, Inc.	45,000	2,453,400
		2,453,400
Utilities - Cable TV & Radio — 2.0%
Comcast Corp., Class A	173,800	3,361,292
		3,361,292
Utilities - Telecommunications — 2.8%
China Mobile Ltd., ADR(2)	40,000	3,000,400
Millicom International Cellular S.A.(1)	18,000	1,701,900
		4,702,300
Total Common Stocks (Cost $151,601,293)		157,928,551

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	123	4,922
RS Emerging Growth Fund, Class Y(3)	60	1,977
RS Emerging Markets Fund, Class A(3)	37	916
RS Equity Dividend Fund, Class Y(3)	11	95
RS Global Natural Resources Fund, Class Y(3)	811	30,455
RS Investment Quality Bond Fund, Class A(3)	10	96
RS Investors Fund, Class Y(3)	1,000	8,552
RS MidCap Opportunities Fund, Class Y(3)	412	4,937
RS Money Market Fund, Class A(3)	11,143	11,143
RS Partners Fund, Class Y(3)	142	3,993
RS S&P 500 Index Fund, Class A(3)	10	94
RS Smaller Company Growth Fund, Class Y(3)	334	5,550
RS Technology Fund, Class Y(3)	41	571
RS Value Fund, Class Y(3)	65	1,525
Total Other Investments (Cost $72,146)		74,826

	Shares	Value
Short-Term Investments — 2.5%
Federated Prime Obligations Fund, Class B(4)	4,312,213	4,312,213
Total Short-Term Investments (Cost $4,312,213)		4,312,213
Total Investments — 95.5% (Cost $155,985,652)		162,315,590
Other Assets, Net — 4.5%		7,590,724
Total Net Assets — 100.0%		$169,906,314

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$162,315,590
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$162,315,590

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Technology Fund

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 89.1%
Advertising Agencies — 3.7%
ValueClick, Inc.(1)		251,830	$4,344,068
			4,344,068
Cable Television Services — 0.7%
TiVo, Inc.(1)		98,840	865,838
			865,838
Chemicals — 0.6%
EnerSys(1)		30,220	722,862
			722,862
Communications Technology — 11.6%
Aruba Networks, Inc.(1)		178,050	927,641
Atheros Communications(1)		74,660	1,555,914
Brocade Communications Systems, Inc.(1)		368,680	2,691,364
Cbeyond, Inc.(1)		48,270	906,993
Corning, Inc.		101,680	2,444,387
j2 Global Communications, Inc.(1)		88,730	1,980,454
Research In Motion Ltd.(1)		28,030	3,145,807
			13,652,560
Computer Services, Software & Systems — 29.1%
Absolute Software Corp.(1)	CAD	101,140	1,255,320
Adobe Systems, Inc.(1)		37,590	1,337,828
Akamai Technologies, Inc.(1)		88,200	2,483,712
Citrix Systems, Inc.(1)		72,560	2,128,185
Concur Technologies, Inc.(1)		90,910	2,822,756
DemandTec, Inc.(1)		83,410	850,782
Digital River, Inc.(1)		129,820	4,020,525
Equinix, Inc.(1)		24,210	1,609,723
Informatica Corp.(1)		137,800	2,350,868
Internet Brands, Inc., Class A(1)		109,687	808,393
Microsoft Corp.		168,090	4,770,394
MicroStrategy, Inc., Class A(1)		17,840	1,319,982
Netezza Corp.(1)		72,300	684,681
Nuance Communications, Inc.(1)		118,090	2,055,947
PROS Holdings, Inc.(1)		200,380	2,514,769
Salesforce.com, Inc.(1)		47,300	2,737,251
VMware, Inc., Class A(1)		10,430	446,613
			34,197,729
Computer Technology — 1.2%
Apple, Inc.(1)		9,660	1,386,210
			1,386,210
Consumer Electronics — 5.0%
Google, Inc., Class A(1)		10,350	4,558,864
Sohu.com, Inc.(1)		28,050	1,265,897
			5,824,761
Consumer Products — 4.9%
Nintendo Co. Ltd., ADR(2)		89,380	5,796,293
			5,796,293
Electronics - Semiconductors & Components — 15.1%
Broadcom Corp., Class A(1)		54,910	1,058,116
Cavium Networks, Inc.(1)		43,620	715,368
Entropic Communications, Inc.(1)		127,504	495,990
FormFactor, Inc.(1)		43,570	832,187
IPG Photonics Corp.(1)		42,880	672,787
Marvell Technology Group Ltd.(1)		258,360	2,810,957
Mellanox Technologies Ltd.(1)		45,120	628,522
Netlogic Microsystems, Inc.(1)		45,720	1,103,681

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
O2Micro International Ltd., ADR(1)(2)		814,850	$6,298,790
PLX Technology, Inc.(1)		184,912	1,233,363
Silicon Laboratories, Inc.(1)		59,720	1,883,569
			17,733,330
Financial Information Services — 1.3%
TheStreet.com, Inc.		191,430	1,546,755
			1,546,755
Retail — 8.4%
Amazon.com, Inc.(1)		30,340	2,163,242
GSI Commerce, Inc.(1)		199,259	2,620,256
Priceline.com, Inc.(1)		24,450	2,955,027
Shutterfly, Inc.(1)		140,560	2,090,127
			9,828,652
Services - Commercial — 4.0%
Ctrip.com International Ltd., ADR(2)		48,980	2,596,919
eBay, Inc.(1)		68,640	2,048,218
			4,645,137
Telecommunications Equipment — 2.6%
Nokia Oyj, ADR(2)		96,600	3,074,778
			3,074,778
Wholesale & International Trade — 0.9%
Alibaba.com Ltd.(1)(5)	HKD	475,010	998,524
			998,524
Total Common Stocks (Cost $100,112,302)			104,617,497

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.1%
RS Core Equity Fund, Class Y(3)		109	4,330
RS Emerging Growth Fund, Class Y(3)		39	1,282
RS Emerging Markets Fund, Class A(3)		26	638
RS Equity Dividend Fund, Class Y(3)		8	70
RS Global Natural Resources Fund, Class Y(3)		749	28,137
RS Growth Fund, Class Y(3)		78	964
RS Investment Quality Bond Fund, Class A(3)		7	71
RS Investors Fund, Class Y(3)		904	7,731
RS MidCap Opportunities Fund, Class Y(3)		345	4,127
RS Money Market Fund, Class A(3)		11,994	11,994
RS Partners Fund, Class Y(3)		144	4,038
RS S&P 500 Index Fund, Class A(3)		8	68
RS Smaller Company Growth Fund, Class Y(3)		308	5,117
RS Value Fund, Class Y(3)		47	1,103
Total Other Investments (Cost $67,860)			69,670

		Shares	Value
Short-Term Investments — 6.8%
Federated Prime Obligations Fund, Class B(4)		5,370,673	5,370,673
SSgA Prime Money Market Fund(4)		2,572,234	2,572,234
Total Short-Term Investments (Cost $7,942,907)			7,942,907

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Technology Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $2,825,157, due 4/1/2008, collateralized by FHLB, 3.60% due 1/29/2010, with a value of $2,886,488	$2,825,000	$2,825,000
Total Repurchase Agreements (Cost $2,825,000)		2,825,000
Total Investments — 98.4% (Cost $110,948,069)		115,455,074
Other Assets, Net — 1.6%		1,868,563
Total Net Assets — 100.0%		$117,323,637

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.
(5)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $998,524, representing 0.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Foreign-Denominated Security

Canadian Dollar — CAD

Hong Kong Dollar — HKD

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$115,455,074
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$115,455,074

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Partners Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 84.5%
Aluminum — 4.8%
Century Aluminum Co.(1)	1,354,913	$89,749,437
		89,749,437
Auto Parts - After Market — 1.1%
Commercial Vehicle Group, Inc.(1)(2)	2,047,101	20,286,771
		20,286,771
Banks - Outside New York City — 3.1%
Hancock Holding Co.	757,392	31,825,612
UMB Financial Corp.	631,856	26,032,467
		57,858,079
Cable Television Services — 2.8%
Liberty Global, Inc., Class A(1)	340,278	11,596,674
Liberty Global, Inc., Series C(1)	1,259,441	40,906,644
		52,503,318
Casinos & Gambling — 4.0%
Scientific Games Corp., Class A(1)	3,517,545	74,255,375
		74,255,375
Coal — 2.9%
Peabody Energy Corp.	1,078,800	55,018,800
		55,018,800
Computer Services, Software & Systems — 6.3%
ACI Worldwide, Inc.(1)(2)	3,965,332	78,989,413
Quest Software, Inc.(1)	39,940	522,016
Solera Holdings, Inc.(1)	1,588,655	38,699,636
		118,211,065
Diversified Financial Services — 1.0%
Euronet Worldwide, Inc.(1)	952,700	18,349,002
		18,349,002
Education Services — 2.3%
Career Education Corp.(1)	71,100	904,392
Corinthian Colleges, Inc.(1)(2)	5,795,561	41,901,906
		42,806,298
Electronics - Medical Systems — 4.5%
Advanced Medical Optics, Inc.(1)	2,552,869	51,823,241
eResearch Technology, Inc.(1)(2)	2,624,770	32,599,643
		84,422,884
Electronics - Semiconductors & Components — 1.7%
Atmel Corp.(1)	9,063,389	31,540,594
		31,540,594
Entertainment — 4.2%
Lions Gate Entertainment Corp.(1)	5,726,645	55,834,789
Live Nation, Inc.(1)	1,923,819	23,335,924
		79,170,713
Financial - Miscellaneous — 0.6%
MoneyGram International, Inc.(2)	6,324,535	11,763,635
		11,763,635
Financial Data Processing Services & Systems — 0.4%
Jack Henry & Associates, Inc.	319,200	7,874,664
		7,874,664
Foods — 1.2%
NBTY, Inc.(1)	772,560	23,138,172
		23,138,172
Insurance - Multi-Line — 1.1%
Hanover Insurance Group, Inc.	513,670	21,132,384
		21,132,384

March 31, 2008 (unaudited)	Shares	Value
Insurance - Property & Casualty — 2.8%
Employers Holdings, Inc.(2)	2,867,090	$53,155,849
		53,155,849
Machinery - Oil/Well Equipment & Services — 4.6%
Key Energy Services, Inc.(1)(2)	6,449,800	86,556,316
		86,556,316
Medical & Dental Instruments & Supplies — 3.4%
The Cooper Cos., Inc.	1,860,013	64,040,247
		64,040,247
Medical Services — 2.4%
Magellan Health Services, Inc.(1)	1,112,506	44,155,363
		44,155,363
Metal Fabricating — 0.1%
Mueller Water Products, Inc.	80,284	656,723
Mueller Water Products, Inc., Class B	58,299	459,396
		1,116,119
Metals & Minerals - Miscellaneous — 1.9%
A.M. Castle & Co.(2)	1,294,350	34,947,450
		34,947,450
Oil - Crude Producers — 0.6%
Berry Petroleum Co., Class A	221,900	10,316,131
		10,316,131
Real Estate — 3.1%
DuPont Fabros Technology, Inc.	709,240	11,695,368
MI Developments, Inc., Class A	1,628,800	46,779,136
		58,474,504
Real Estate Investment Trusts — 3.9%
BioMed Realty Trust, Inc.	1,293,026	30,890,391
CapLease, Inc.	1,363,260	10,592,530
Deerfield Capital Corp.	607,628	856,755
KKR Financial Holdings LLC	1,450,000	18,357,000
Meruelo Maddux Properties, Inc.(1)(2)	4,448,881	11,300,158
		71,996,834
Rental & Leasing Services - Consumer — 2.8%
Aaron Rents, Inc.(2)	2,451,802	52,811,815
		52,811,815
Restaurants — 2.1%
Triarc Cos., Inc., Class B(2)	5,730,822	39,599,980
		39,599,980
Services - Commercial — 4.8%
Coinstar, Inc.(1)(2)	2,464,452	69,349,679
Copart, Inc.(1)	541,940	21,005,595
		90,355,274
Steel — 4.5%
Allegheny Technologies, Inc.	1,181,400	84,304,704
		84,304,704
Textile - Apparel Manufacturers — 3.5%
Carter’s, Inc.(1)(2)	4,078,790	65,872,458
		65,872,458
Utilities - Electrical — 2.0%
NorthWestern Corp.	1,499,345	36,539,038
		36,539,038
Total Common Stocks (Cost $1,573,346,743)		1,582,323,273

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Partners Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Depositary Securities — 5.1%
Diversified Financial Services — 2.4%
KKR Private Equity Investors, L.P. 144A(3)(4)	3,641,765	$44,975,798
		44,975,798
Investment Management Companies — 2.7%
AP Alternative Assets, L.P. 144A(3)(4)	4,180,500	50,166,000
		50,166,000
Total Depositary Securities (Cost $170,371,754)		95,141,798

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	854	34,021
RS Emerging Growth Fund, Class Y(5)	499	16,466
RS Emerging Markets Fund, Class A(5)	488	12,146
RS Equity Dividend Fund, Class Y(5)	121	1,071
RS Global Natural Resources Fund, Class Y(5)	4,259	160,006
RS Growth Fund, Class Y(5)	1,454	18,012
RS Investment Quality Bond Fund, Class A(5)	111	1,088
RS Investors Fund, Class Y(5)	6,183	52,864
RS MidCap Opportunities Fund, Class Y(5)	2,252	26,956
RS Money Market Fund, Class A(5)	49,956	49,956
RS S&P 500 Index Fund, Class A(5)	116	1,055
RS Smaller Company Growth Fund, Class Y(5)	1,785	29,656
RS Technology Fund, Class Y(5)	532	7,424
RS Value Fund, Class Y(5)	830	19,435
Total Other Investments (Cost $445,393)		430,156

	Shares	Value
Short-Term Investments — 6.8%
Federated Prime Obligations Fund, Class B(6)	89,191,084	89,191,084
SSgA Prime Money Market Fund(6)	38,904,136	38,904,136
Total Short-Term Investments (Cost $128,095,220)		128,095,220

	Principal Amount	Value
Repurchase Agreements — 3.5%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $65,359,631, due 4/1/2008, collateralized by FMAC, 5.00%, due 1/2/2015, with a value of $66,666,125	$65,356,000	65,356,000
Total Repurchase Agreements (Cost $65,356,000)		65,356,000
Total Investments — 99.9% (Cost $1,937,615,110)		1,871,346,447
Other Assets, Net — 0.1%		1,268,422
Total Net Assets — 100.0%		$1,872,614,869

(1)	Non income-producing security.
(2)	Affiliated issuer.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $95,141,798, representing 5.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Restricted depositary units.
(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(6)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,871,346,447
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,871,346,447

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Value Fund

March 31, 2008 (unaudited)		Shares	Value
Common Stocks — 90.6%
Building Materials — 2.2%
Martin Marietta Materials, Inc.		442,100	$46,937,757
			46,937,757
Cable Television Services — 2.8%
Liberty Global, Inc., Class A(1)		3,787	129,061
Liberty Global, Inc., Series C(1)		1,889,579	61,373,526
			61,502,587
Casinos & Gambling — 4.0%
Scientific Games Corp., Class A(1)		4,136,943	87,330,867
			87,330,867
Chemicals — 3.3%
Eastman Chemical Co.		1,158,570	72,352,697
			72,352,697
Coal — 2.5%
Peabody Energy Corp.		1,075,420	54,846,420
			54,846,420
Communications Technology — 3.8%
Comverse Technology, Inc.(1)		5,401,820	83,188,028
			83,188,028
Diversified Financial Services — 1.6%
Ameriprise Financial, Inc.		653,360	33,876,716
			33,876,716
Drugs & Pharmaceuticals — 1.3%
Biovail Corp.		2,637,324	28,087,501
			28,087,501
Education Services — 3.1%
Career Education Corp.(1)(9)		5,388,013	68,535,525
			68,535,525
Electronics - Semiconductors & Components — 6.0%
Atmel Corp.(1)		18,802,856	65,433,939
LSI Corp.(1)		13,250,109	65,588,040
			131,021,979
Financial - Miscellaneous — 1.7%
Fidelity National Financial, Inc., Class A		2,034,516	37,292,678
			37,292,678
Health Care Facilities — 2.9%
Sunrise Senior Living, Inc.(1)(9)		2,858,405	63,685,263
			63,685,263
Insurance - Multi-Line — 4.7%
Aon Corp.		1,084,466	43,595,533
Assurant, Inc.		556,725	33,882,284
Genworth Financial, Inc., Class A		1,060,480	24,009,267
			101,487,084
Investment Management Companies — 2.7%
Federated Investors, Inc., Class B		644,220	25,227,655
Invesco Ltd.		1,409,000	34,323,240
			59,550,895
Medical Services — 2.2%
Magellan Health Services, Inc.(1)		1,186,257	47,082,540
			47,082,540
Metals & Minerals - Miscellaneous — 0.2%
Ivanhoe Nickel & Platinum Ltd.(1)(2)(3)		698,422	4,539,743
			4,539,743
Oil - Crude Producers — 10.8%
Canadian Natural Resources Ltd.		635,300	43,365,578

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Denbury Resources, Inc.(1)		1,806,789	$51,583,826
Talisman Energy, Inc.	CAD	4,739,700	84,085,866
XTO Energy, Inc.		895,610	55,402,434
			234,437,704
Radio & TV Broadcasters — 2.3%
Grupo Televisa S.A., ADR(4)		2,074,200	50,278,608
			50,278,608
Real Estate — 1.9%
MI Developments, Inc., Class A		1,424,620	40,915,086
			40,915,086
Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.		548,519	50,858,682
			50,858,682
Rental & Leasing Services - Consumer — 2.5%
WESCO International, Inc.(1)		1,479,467	53,985,751
			53,985,751
Retail — 3.6%
Advance Auto Parts, Inc.		2,287,960	77,905,038
			77,905,038
Savings & Loan — 1.9%
People’s United Financial, Inc.		2,374,088	41,095,463
			41,095,463
Services - Commercial — 3.3%
Convergys Corp.(1)		4,741,839	71,412,095
			71,412,095
Steel — 3.6%
Allegheny Technologies, Inc.		1,101,240	78,584,486
			78,584,486
Utilities - Electrical — 8.1%
Calpine Corp.(1)		2,515,483	46,335,197
FirstEnergy Corp.		953,940	65,459,363
PPL Corp.		1,431,100	65,716,112
			177,510,672
Utilities - Gas Distributors — 5.3%
Questar Corp.		924,800	52,306,688
Spectra Energy Corp.		2,752,300	62,614,825
			114,921,513
Total Common Stocks (Cost $2,048,108,284)			1,973,223,378

		Shares	Value
Depositary Securities — 4.3%
Diversified Financial Services — 2.2%
KKR Private Equity Investors, L.P. 144A(5)(6)		3,929,700	48,531,795
			48,531,795
Investment Management Companies — 2.1%
AP Alternative Assets, L.P. 144A(1)(5)(6)		3,687,987	44,255,844
			44,255,844
Total Depositary Securities (Cost $166,506,743)			92,787,639

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)		635	25,298
RS Emerging Growth Fund, Class Y(7)		485	15,975

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Value Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
RS Emerging Markets Fund, Class A(7)	478	$11,894
RS Equity Dividend Fund, Class Y(7)	141	1,249
RS Global Natural Resources Fund, Class Y(7)	2,609	98,032
RS Growth Fund, Class Y(7)	1,223	15,154
RS Investment Quality Bond Fund, Class A(7)	129	1,268
RS Investors Fund, Class Y(7)	4,004	34,238
RS MidCap Opportunities Fund, Class Y(7)	1,482	17,739
RS Money Market Fund, Class A(7)	20,370	20,370
RS Partners Fund, Class Y(7)	522	14,688
RS S&P 500 Index Fund, Class A(7)	136	1,231
RS Smaller Company Growth Fund, Class Y(7)	1,107	18,383
RS Technology Fund, Class Y(7)	474	6,615
Total Other Investments (Cost $294,661)		282,134

	Shares	Value
Short-Term Investments — 5.5%
Federated Prime Obligations Fund, Class B(8)	88,311,029	88,311,029
SSgA Prime Money Market Fund(8)	30,417,915	30,417,915
Total Short-Term Investments (Cost $118,728,944)		118,728,944
Total Investments — 100.4% (Cost $2,333,638,632)		2,185,022,095
Other Liabilities, Net — (0.4)%		(8,394,031)
Total Net Assets — 100.0%		$2,176,628,064

(1)	Non income-producing security.
(2)	Restricted security.
(3)	Fair valued security.
(4)	ADR — American Depositary Receipt.
(5)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $92,787,639, representing 4.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Restricted depositary units.
(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(8)	Money Market Fund registered under the Investment Company Act of 1940.
(9)	Affiliated issuer.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,180,482,352
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	4,539,743
Total	$2,185,022,095

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Valuation Inputs	Investments in Securities
Balance as of 12/31/07	$4,539,743
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 03/31/08	4,539,743
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$—

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investors Fund

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.0%
Aluminum — 4.9%
Century Aluminum Co.(1)		18,620	$1,233,389
			1,233,389
Cable Television Services — 2.5%
Liberty Global, Inc., Series C(1)		19,700	639,856
			639,856
Casinos & Gambling — 5.3%
Scientific Games Corp., Class A(1)		63,210	1,334,363
			1,334,363
Chemicals — 4.6%
Eastman Chemical Co.		18,500	1,155,325
			1,155,325
Coal — 1.4%
Peabody Energy Corp.		6,700	341,700
			341,700
Communications Technology — 4.5%
Comverse Technology, Inc.(1)		74,000	1,139,600
			1,139,600
Computer Services, Software & Systems — 7.4%
ACI Worldwide, Inc.(1)		93,440	1,861,325
			1,861,325
Education Services — 3.8%
Career Education Corp.(1)		75,330	958,198
			958,198
Electronics - Medical Systems — 2.9%
Advanced Medical Optics, Inc.(1)		35,430	719,229
			719,229
Electronics - Semiconductors & Components — 4.7%
LSI Corp.(1)		239,710	1,186,564
			1,186,564
Health Care Facilities — 4.8%
Sunrise Senior Living, Inc.(1)		53,700	1,196,436
			1,196,436
Insurance - Property & Casualty — 2.6%
Employers Holdings, Inc.		35,160	651,866
			651,866
Investment Management Companies — 4.3%
Invesco Ltd.		44,950	1,094,982
			1,094,982
Machinery - Oil/Well Equipment & Services — 5.2%
Key Energy Services, Inc.(1)		97,480	1,308,182
			1,308,182
Medical & Dental Instruments & Supplies — 1.2%
The Cooper Cos., Inc.		8,900	306,427
			306,427
Oil - Crude Producers — 8.3%
Denbury Resources, Inc.(1)		26,400	753,720
Talisman Energy, Inc.	CAD	74,700	1,325,235
			2,078,955
Retail — 0.6%
Advance Auto Parts, Inc.		4,200	143,010
			143,010
Services - Commercial — 7.4%
Coinstar, Inc.(1)		24,150	679,581
Convergys Corp.(1)		79,100	1,191,246
			1,870,827

March 31, 2008 (unaudited)		Shares	Value
Steel — 4.9%
Allegheny Technologies, Inc.		17,250	$1,230,960
			1,230,960
Textile - Apparel Manufacturers — 5.0%
Carter’s, Inc.(1)		78,590	1,269,228
			1,269,228
Utilities - Electrical — 2.8%
FirstEnergy Corp.		10,300	706,786
			706,786
Utilities - Gas Distributors — 2.9%
Spectra Energy Corp.		32,150	731,412
			731,412
Total Common Stocks (Cost $24,047,458)			23,158,620

		Shares	Value
Depositary Securities — 6.0%
Diversified Financial Services — 4.3%
KKR Private Equity Investors, L.P. 144A(2)(3)		87,000	1,074,450
			1,074,450
Investment Management Companies — 1.7%
AP Alternative Assets, L.P. 144A(1)(2)(3)		36,700	440,400
			440,400
Total Depositary Securities (Cost $2,832,482)			1,514,850

		Shares	Value
Other Investments—For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)		13	517
RS Emerging Growth Fund, Class Y(4)		10	333
RS Emerging Markets Fund, Class A(4)		10	257
RS Equity Dividend Fund, Class Y(4)		2	16
RS Global Natural Resources Fund, Class Y(4)		44	1,659
RS Growth Fund, Class Y(4)		35	437
RS Investment Quality Bond Fund, Class A(4)		2	16
RS MidCap Opportunities Fund, Class Y(4)		35	417
RS Money Market Fund, Class A(4)		63	63
RS Partners Fund, Class Y(4)		5	139
RS S&P 500 Index Fund, Class A(4)		2	15
RS Smaller Company Growth Fund, Class Y(4)		19	313
RS Technology Fund, Class Y(4)		12	169
RS Value Fund, Class Y(4)		18	411
Total Other Investments (Cost $4,989)			4,762

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Investors Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Short-Term Investments — 1.4%
Federated Prime Obligations Fund, Class B(5)	349,575	$349,575
Total Short-Term Investments (Cost $349,575)		349,575
Total Investments — 99.4% (Cost $27,234,504)		25,027,807
Other Assets, Net — 0.6%		147,059
Total Net Assets — 100.0%		$25,174,866

(1)	Non income-producing security.
(2)	Restricted depositary units.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $1,514,850, representing 6.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(5)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$25,027,807
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$25,027,807

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Global Natural Resources Fund

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 88.4%
Aluminum — 4.9%
Century Aluminum Co.(1)		1,530,473	$101,378,531
			101,378,531
Building Materials — 2.2%
Martin Marietta Materials, Inc.		428,800	45,525,696
			45,525,696
Chemicals — 3.3%
Eastman Chemical Co.		1,071,600	66,921,420
			66,921,420
Coal — 4.5%
Arch Coal, Inc.		396,160	17,232,960
Foundation Coal Holdings, Inc.		382,630	19,257,768
Peabody Energy Corp.		1,100,703	56,135,853
			92,626,581
Energy - Miscellaneous — 1.2%
Alon USA Energy, Inc.		1,599,487	24,328,197
			24,328,197
Gold — 5.9%
Goldcorp, Inc.	CAD	1,539,180	59,815,763
Kinross Gold Corp.	CAD	2,800,321	62,474,890
			122,290,653
Insurance - Multi-Line — 0.5%
PICO Holdings, Inc.(1)		318,778	9,636,659
			9,636,659
Machinery - Oil/Well Equipment & Services — 7.6%
Key Energy Services, Inc.(1)		5,311,830	71,284,759
Noble Corp.		1,158,300	57,532,761
Schlumberger Ltd.		317,400	27,613,800
			156,431,320
Metal Fabricating — 0.0%
Mueller Water Products, Inc.		56,000	458,080
Mueller Water Products, Inc., Class B		41,800	329,384
			787,464
Metals & Minerals - Miscellaneous — 9.1%
A.M. Castle & Co.		864,040	23,329,080
BHP Billiton Ltd., ADR(2)		896,800	59,054,280
Companhia Vale do Rio Doce, ADR(2)		2,992,800	103,670,592
Ivanhoe Nickel & Platinum Ltd.(1)(3)(4)		203,624	1,323,556
			187,377,508
Oil - Crude Producers — 22.2%
Berry Petroleum Co., Class A		237,785	11,054,625
Canadian Natural Resources Ltd.		776,030	52,971,808
Denbury Resources, Inc.(1)		2,221,800	63,432,390
EOG Resources, Inc.		270,750	32,490,000
Newfield Exploration Co.(1)		1,195,930	63,204,900
Southwestern Energy Co.(1)		1,289,800	43,453,362
Talisman Energy, Inc.	CAD	5,625,200	99,795,306
XTO Energy, Inc.		1,479,008	91,491,435
			457,893,826
Oil - Integrated Domestic — 2.4%
Occidental Petroleum Corp.		667,410	48,834,390
			48,834,390

March 31, 2008 (unaudited)	Foreign Currency	Shares	Value
Oil - Integrated International — 1.7%
Petrobank Energy & Resources Ltd.(1)	CAD	781,600	$35,560,154
			35,560,154
Rental & Leasing Services - Consumer — 1.1%
WESCO International, Inc.(1)		641,780	23,418,552
			23,418,552
Steel — 4.8%
Allegheny Technologies, Inc.		1,377,740	98,315,526
			98,315,526
Utilities - Electrical — 12.2%
Calpine Corp.(1)		3,043,413	56,059,667
Duke Energy Corp.		3,122,050	55,728,593
FirstEnergy Corp.		932,300	63,974,426
NorthWestern Corp.		631,300	15,384,781
PPL Corp.		1,314,100	60,343,472
			251,490,939
Utilities - Gas Distributors — 4.8%
Questar Corp.		802,200	45,372,432
Spectra Energy Corp.		2,383,400	54,222,350
			99,594,782
Total Common Stocks (Cost $1,323,570,430)			1,822,412,198

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)		542	21,602
RS Emerging Growth Fund, Class Y(5)		408	13,439
RS Emerging Markets Fund, Class A(5)		375	9,329
RS Equity Dividend Fund, Class Y(5)		128	1,135
RS Growth Fund, Class Y(5)		1,080	13,380
RS Investment Quality Bond Fund, Class A(5)		117	1,150
RS Investors Fund, Class Y(5)		3,630	31,039
RS MidCap Opportunities Fund, Class Y(5)		1,312	15,702
RS Money Market Fund, Class A(5)		17,611	17,611
RS Partners Fund, Class Y(5)		432	12,146
RS S&P 500 Index Fund, Class A(5)		123	1,120
RS Smaller Company Growth Fund, Class Y(5)		975	16,194
RS Technology Fund, Class Y(5)		406	5,671
RS Value Fund, Class Y(5)		670	15,698
Total Other Investments (Cost $194,578)			175,216

		Shares	Value
Short-Term Investments — 6.4%
Federated Prime Obligations Fund, Class B(6)		89,576,292	89,576,292
SSgA Prime Money Market Fund(6)		42,721,856	42,721,856
Total Short-Term Investments (Cost $132,298,148)			132,298,148

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Global Natural Resources Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Repurchase Agreements — 5.8%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $119,325,629, due 4/1/2008, collateralized by FHLB, 3.60%, due 1/29/2010, with a value of $121,706,000	$119,319,000	$119,319,000
Total Repurchase Agreements (Cost $119,319,000)		119,319,000
Total Investments — 100.6% (Cost $1,575,382,156)		2,074,204,562
Other Liabilities, Net — (0.6)%		(12,352,161)
Total Net Assets — 100.0%		$2,061,852,401

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Fair valued security.
(4)	Restricted security.
(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(6)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,072,881,006
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	1,323,556
Total	$2,074,204,562

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Valuation Inputs	Investments in Securities
Balance as of 12/31/07	$1,323,556
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 03/31/08	1,323,556
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$—

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Large Cap Value Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.9%
Air Freight & Logistics — 1.7%
FedEx Corp.	13,700	$1,269,579
		1,269,579
Airlines — 0.9%
Southwest Airlines Co.	57,100	708,040
		708,040
Auto Components — 4.0%
BorgWarner, Inc.	31,200	1,342,536
Johnson Controls, Inc.	50,200	1,696,760
		3,039,296
Automobiles — 0.5%
Harley-Davidson, Inc.	10,900	408,750
		408,750
Beverages — 0.6%
Constellation Brands, Inc., Class A(1)	26,900	475,323
		475,323
Biotechnology — 0.5%
Cephalon, Inc.(1)	6,400	412,160
		412,160
Building Products — 1.4%
Masco Corp.	53,700	1,064,871
		1,064,871
Capital Markets — 6.4%
Bank of New York Mellon Corp.	34,875	1,455,334
Morgan Stanley	51,900	2,371,830
Northern Trust Corp.	15,100	1,003,697
		4,830,861
Commercial Banks — 7.8%
City National Corp.	6,900	341,274
Fifth Third Bancorp	57,900	1,211,268
SunTrust Banks, Inc.	22,300	1,229,622
Wells Fargo & Co.	107,100	3,116,610
		5,898,774
Consumer Finance — 1.3%
Discover Financial Services	58,300	954,371
		954,371
Diversified Financial Services — 7.6%
Bank of America Corp.	27,056	1,025,693
Citigroup, Inc.	129,600	2,776,032
JPMorgan Chase & Co.	46,000	1,975,700
		5,777,425
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	53,500	2,049,050
		2,049,050
Electric Utilities — 6.6%
American Electric Power, Inc.	36,600	1,523,658
Exelon Corp.	22,700	1,844,829
Northeast Utilities	37,400	917,796
Pepco Holdings, Inc.	29,100	719,352
		5,005,635
Energy Equipment & Services — 3.8%
ENSCO International, Inc.	14,200	889,204
Halliburton Co.	49,800	1,958,634
		2,847,838
Health Care Providers & Services — 2.2%
Medco Health Solutions, Inc.(1)	32,600	1,427,554
UnitedHealth Group, Inc.	7,200	247,392
		1,674,946

March 31, 2008 (unaudited)	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	33,600	$1,360,128
		1,360,128
Household Durables — 1.3%
Fortune Brands, Inc.	14,600	1,014,700
		1,014,700
Industrial Conglomerates — 5.8%
General Electric Co.	119,500	4,422,695
		4,422,695
Insurance — 5.5%
AFLAC, Inc.	19,100	1,240,545
Principal Financial Group, Inc.	26,000	1,448,720
The Hartford Financial Services Group, Inc.	19,900	1,507,823
		4,197,088
Machinery — 3.8%
Illinois Tool Works, Inc.	35,000	1,688,050
PACCAR, Inc.	26,950	1,212,750
		2,900,800
Media — 5.6%
Comcast Corp., Class A(1)	84,700	1,638,098
News Corp., Class A	44,200	828,750
Omnicom Group, Inc.	19,800	874,764
R.H. Donnelley Corp.(1)	17,300	87,538
The Interpublic Group of Companies, Inc.(1)	91,700	771,197
		4,200,347
Multi-Utilities — 1.7%
NiSource, Inc.	27,700	477,548
Sempra Energy	15,700	836,496
		1,314,044
Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	36,000	3,072,960
Exxon Mobil Corp.	25,000	2,114,500
Marathon Oil Corp.	21,900	998,640
Peabody Energy Corp.	26,700	1,361,700
		7,547,800
Pharmaceuticals — 7.5%
Johnson & Johnson	27,500	1,783,925
Merck & Co., Inc.	39,400	1,495,230
Wyeth	57,000	2,380,320
		5,659,475
Road & Rail — 2.6%
Burlington Northern Santa Fe Corp.	21,200	1,955,064
		1,955,064
Software — 1.9%
Symantec Corp.(1)	85,000	1,412,700
		1,412,700
Thrifts & Mortgage Finance — 0.8%
Freddie Mac	23,300	589,956
		589,956
Wireless Telecommunication Services — 1.6%
Sprint Nextel Corp.	176,542	1,181,066
		1,181,066
Total Common Stocks (Cost $68,546,941)		74,172,782
Exchange-Traded Funds — 1.0%
S&P Depositary Receipts Trust, Series I	5,600	739,032
Total Exchange-Traded Funds (Cost $715,435)		739,032

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Large Cap Value Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	16	$628
RS Emerging Growth Fund, Class Y(2)	16	527
RS Emerging Markets Fund, Class A(2)	17	424
RS Equity Dividend Fund, Class Y(2)	5	42
RS Global Natural Resources Fund, Class Y(2)	42	1,574
RS Growth Fund, Class Y(2)	32	397
RS Investment Quality Bond Fund, Class A(2)	4	43
RS Investors Fund, Class Y(2)	67	570
RS MidCap Opportunities Fund, Class Y(2)	26	311
RS Partners Fund, Class Y(2)	10	296
RS S&P 500 Index Fund, Class A(2)	5	42
RS Smaller Company Growth Fund, Class Y(2)	18	303
RS Technology Fund, Class Y(2)	14	195
RS Value Fund, Class Y(2)	26	607
Total Other Investments (Cost $6,509)		5,959

	Principal Amount	Value
Repurchase Agreements — 1.2%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $944,052, due 4/1/2008, collateralized by FHLMC, 3.625%, due 9/15/2008, with a value of $967,200	$944,000	944,000
Total Repurchase Agreements (Cost $944,000)		944,000
Total Investments — 100.1% (Cost $70,212,885)		75,861,773
Other Liabilities, Net — (0.1)%		(98,529)
Total Net Assets — 100.0%		$75,763,244

(1)	Non income-producing security.
(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$75,861,773
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$75,861,773

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Small Cap Core Equity Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 99.0%
Aerospace & Defense — 4.1%
AAR Corp.(1)	94,500	$2,577,015
Ceradyne, Inc.(1)	34,400	1,099,424
Ladish Co., Inc.(1)	50,200	1,807,200
		5,483,639
Biotechnology — 4.1%
Achillion Pharmaceuticals, Inc.(1)	52,100	230,803
AspenBio Pharma, Inc.(1)	174,000	1,005,720
Human Genome Sciences, Inc.(1)	110,300	649,667
Omrix Biopharmaceuticals, Inc.(1)	60,900	852,600
Savient Pharmaceuticals, Inc.(1)	136,800	2,736,000
		5,474,790
Capital Markets — 1.5%
Apollo Investment Corp.	126,755	2,006,532
		2,006,532
Chemicals — 2.0%
Cytec Industries, Inc.	50,200	2,703,270
		2,703,270
Commercial Banks — 4.1%
East West Bancorp, Inc.	54,300	963,825
Hancock Holding Co.	32,400	1,361,448
IBERIABANK Corp.	34,200	1,513,350
PrivateBancorp, Inc.	55,000	1,730,850
		5,569,473
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.(1)	31,200	959,088
		959,088
Communications Equipment — 2.4%
Blue Coat Systems, Inc.(1)	64,800	1,428,192
Foundry Networks, Inc.(1)	160,500	1,858,590
		3,286,782
Computers & Peripherals — 0.5%
3PAR, Inc.(1)	91,637	619,466
		619,466
Construction & Engineering — 1.7%
Aecom Technology Corp.(1)	89,800	2,335,698
		2,335,698
Diversified Consumer Services — 1.5%
Capella Education Co.(1)	36,500	1,992,900
		1,992,900
Diversified Telecommunication Services — 1.5%
PAETEC Holding Corp.(1)	311,770	2,076,388
		2,076,388
Electric Utilities — 1.0%
Cleco Corp.	61,500	1,364,070
		1,364,070
Electrical Equipment — 1.8%
Regal-Beloit Corp.	65,300	2,391,939
		2,391,939
Electronic Equipment & Instruments — 0.4%
Universal Display Corp.(1)	40,800	584,256
		584,256
Food Products — 4.6%
B&G Foods, Inc., Class A	215,720	2,372,920
Flowers Foods, Inc.	27,700	685,575
Ralcorp Holdings, Inc.(1)	43,400	2,523,710

March 31, 2008 (unaudited)	Shares	Value
Zhongpin, Inc.(1)	55,800	$542,934
		6,125,139
Health Care Equipment & Supplies — 5.1%
Immucor, Inc.(1)	66,600	1,421,244
Micrus Endovascular Corp.(1)	118,300	1,462,188
NuVasive, Inc.(1)	69,000	2,381,190
Volcano Corp.(1)	127,170	1,589,625
		6,854,247
Health Care Providers & Services — 7.6%
Brookdale Senior Living, Inc.	70,300	1,680,170
HMS Holdings Corp.(1)	37,300	1,064,915
Pediatrix Medical Group, Inc.(1)	40,600	2,736,440
Psychiatric Solutions, Inc.(1)	138,600	4,701,312
		10,182,837
Hotels, Restaurants & Leisure — 3.5%
Jack in the Box, Inc.(1)	118,100	3,173,347
Papa John’s International, Inc.(1)	64,500	1,561,545
		4,734,892
Information Technology Services — 4.5%
CACI International, Inc., Class A(1)	60,000	2,733,000
NeuStar, Inc., Class A(1)	124,000	3,283,520
		6,016,520
Insurance — 4.8%
AmTrust Financial Services, Inc.	209,100	3,389,511
Hanover Insurance Group, Inc.	73,900	3,040,246
		6,429,757
Internet Software & Services — 1.1%
TheStreet.com, Inc.	183,600	1,483,488
		1,483,488
Leisure Equipment & Products — 1.1%
WMS Industries, Inc.(1)	40,300	1,449,591
		1,449,591
Life Sciences Tools & Services — 1.0%
Sequenom, Inc.(1)	202,500	1,316,250
		1,316,250
Machinery — 4.3%
EnPro Industries, Inc.(1)	105,900	3,303,021
Gardner Denver, Inc.(1)	65,600	2,433,760
		5,736,781
Metals & Mining — 0.9%
Century Aluminum Co.(1)	18,000	1,192,320
		1,192,320
Oil, Gas & Consumable Fuels — 10.0%
GeoMet, Inc.(1)	171,700	1,143,522
GMX Resources, Inc.(1)	88,199	3,080,791
Holly Corp.	60,600	2,630,646
SemGroup Energy Partners, L.P.	92,190	2,327,798
Targa Resources Partners, L.P.	107,390	2,496,817
Teekay LNG Partners, L.P.	60,200	1,728,944
		13,408,518
Pharmaceuticals — 0.4%
Biodel, Inc.(1)	44,725	485,266
		485,266
Real Estate Investment Trusts — 9.0%
CapLease, Inc.	188,140	1,461,848
Chimera Investment Corp.	116,807	1,436,726
Digital Realty Trust, Inc.	107,640	3,821,220

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Small Cap Core Equity Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Gramercy Capital Corp.	118,300	$2,476,019
Healthcare Realty Trust, Inc.	108,000	2,824,200
		12,020,013
Semiconductors & Semiconductor Equipment — 4.2%
Atheros Communications(1)	56,000	1,167,040
Cavium Networks, Inc.(1)	51,800	849,520
Netlogic Microsystems, Inc.(1)	85,500	2,063,970
Silicon Motion Technology Corp., ADR(1)(2)	113,300	1,599,796
		5,680,326
Software — 7.4%
Blackboard, Inc.(1)	51,700	1,723,161
FactSet Research Systems, Inc.	63,500	3,420,745
Informatica Corp.(1)	78,200	1,334,092
SuccessFactors, Inc.(1)	83,250	812,520
Take-Two Interactive Software, Inc.(1)	104,800	2,674,496
		9,965,014
Textiles, Apparel & Luxury Goods — 1.6%
Phillips-Van Heusen Corp.	26,400	1,001,088
Quiksilver, Inc.(1)	118,400	1,161,504
		2,162,592
Trading Companies & Distributors — 0.6%
Babcock & Brown Air Ltd., ADR(2)	49,100	797,875
		797,875
Total Common Stocks (Cost $142,501,463)		132,889,717

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	29	1,171
RS Emerging Growth Fund, Class Y(3)	30	978
RS Emerging Markets Fund, Class A(3)	32	797
RS Equity Dividend Fund, Class Y(3)	9	77
RS Global Natural Resources Fund, Class Y(3)	78	2,944
RS Growth Fund, Class Y(3)	60	743
RS Investment Quality Bond Fund, Class A(3)	8	78
RS Investors Fund, Class Y(3)	124	1,062
RS MidCap Opportunities Fund, Class Y(3)	49	585
RS Partners Fund, Class Y(3)	20	558
RS S&P 500 Index Fund, Class A(3)	8	76
RS Smaller Company Growth Fund, Class Y(3)	34	566
RS Technology Fund, Class Y(3)	26	366
RS Value Fund, Class Y(3)	48	1,128
Total Other Investments (Cost $12,178)		11,129

	Shares	Value
Short-Term Investments — 0.8%
Federated Prime Obligations Fund, Class B(4)	1,063,005	1,063,005
Total Short-Term Investments (Cost $1,063,005)		1,063,005
Total Investments — 99.8% (Cost $143,576,646)		133,963,851
Other Assets, Net — 0.2%		239,312
Total Net Assets — 100.0%		$134,203,163

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$133,963,851
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$133,963,851

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Core Equity Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 98.0%
Aerospace & Defense — 4.4%
General Dynamics Corp.	168,900	$14,081,193
The Boeing Co.	301,100	22,392,807
		36,474,000
Airlines — 0.7%
AMR Corp.(1)	615,590	5,552,622
		5,552,622
Biotechnology — 5.1%
Celgene Corp.(1)	332,100	20,354,409
Cephalon, Inc.(1)	179,600	11,566,240
Gilead Sciences, Inc.(1)	204,100	10,517,273
		42,437,922
Capital Markets — 2.3%
The Goldman Sachs Group, Inc.	113,900	18,837,921
		18,837,921
Commercial Services & Supplies — 3.1%
Waste Management, Inc.	771,700	25,898,252
		25,898,252
Communications Equipment — 5.1%
Nokia Oyj, ADR(2)	754,400	24,012,552
QUALCOMM, Inc.	448,300	18,380,300
		42,392,852
Computers & Peripherals — 2.0%
Apple, Inc.(1)	51,100	7,332,850
EMC Corp.(1)	642,300	9,210,582
		16,543,432
Construction & Engineering — 1.8%
KBR, Inc.	553,600	15,351,328
		15,351,328
Consumer Finance — 0.7%
SLM Corp.(1)	385,600	5,918,960
		5,918,960
Diversified Financial Services — 3.5%
Interactive Brokers Group, Inc., Class A(1)	435,880	11,189,039
JPMorgan Chase & Co.	409,500	17,588,025
		28,777,064
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	529,897	20,295,055
		20,295,055
Electronic Equipment & Instruments — 0.5%
Tyco Electronics Ltd.	112,575	3,863,574
		3,863,574
Energy Equipment & Services — 4.6%
Halliburton Co.	970,300	38,161,899
		38,161,899
Food Products — 4.5%
Campbell Soup Co.	567,900	19,280,205
General Mills, Inc.	308,200	18,455,016
		37,735,221
Health Care Equipment & Supplies — 2.5%
Covidien Ltd.	200,675	8,879,869
Medtronic, Inc.	239,200	11,570,104
		20,449,973
Health Care Providers & Services — 3.6%
Cardinal Health, Inc.	217,000	11,394,670
DaVita, Inc.(1)	190,200	9,083,952

March 31, 2008 (unaudited)	Shares	Value
Medco Health Solutions, Inc.(1)	207,700	$9,095,183
		29,573,805
Hotels, Restaurants & Leisure — 2.8%
McDonald’s Corp.	414,400	23,111,088
		23,111,088
Household Durables — 1.9%
Newell Rubbermaid, Inc.	699,500	15,997,565
		15,997,565
Independent Power Producers & Energy Traders — 2.8%
The AES Corp.(1)	1,380,600	23,014,602
		23,014,602
Industrial Conglomerates — 2.2%
Tyco International Ltd.	415,400	18,298,370
		18,298,370
Information Technology Services — 4.9%
Fidelity National Information Services, Inc.	199,017	7,590,508
MasterCard, Inc., Class A	124,000	27,650,760
Visa, Inc. Class A(1)	7,904	492,894
Western Union Co.	245,800	5,228,166
		40,962,328
Insurance — 6.7%
Aon Corp.	506,500	20,361,300
The Chubb Corp.	415,900	20,578,732
W. R. Berkley Corp.	540,200	14,958,138
		55,898,170
Internet Software & Services — 1.3%
eBay, Inc.(1)	234,000	6,982,560
Google, Inc., Class A(1)	9,400	4,140,418
		11,122,978
Machinery — 1.5%
Illinois Tool Works, Inc.	258,000	12,443,340
		12,443,340
Media — 2.2%
Grupo Televisa S.A., ADR(2)	506,000	12,265,440
The McGraw-Hill Companies, Inc.	154,800	5,719,860
		17,985,300
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	159,000	13,572,240
Devon Energy Corp.	53,200	5,550,356
Enterprise Products Partners, L.P.	868,610	25,797,717
Kinder Morgan Energy Partners, L.P.	260,200	14,230,338
		59,150,651
Pharmaceuticals — 4.6%
Abbott Laboratories	515,400	28,424,310
Pfizer, Inc.	477,500	9,994,075
		38,418,385
Software — 1.5%
Nintendo Co. Ltd., ADR(2)	187,300	12,146,405
		12,146,405
Specialty Retail — 1.4%
The Home Depot, Inc.	408,200	11,417,354
		11,417,354
Thrifts & Mortgage Finance — 4.6%
Freddie Mac	393,700	9,968,484
People’s United Financial, Inc.	1,613,100	27,922,761
		37,891,245

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Core Equity Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Tobacco — 3.1%
Altria Group, Inc.	355,200	$7,885,440
Philip Morris International, Inc.(1)	355,200	17,966,016
		25,851,456
Wireless Telecommunication Services — 2.6%
America Movil SAB de C.V., ADR, Series L(2)	342,000	21,781,980
		21,781,980
Total Common Stocks (Cost $771,808,433)		813,755,097

	Shares	Value

Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Emerging Growth Fund, Class Y(3)	155	5,117
RS Emerging Markets Fund, Class A(3)	162	4,021
RS Equity Dividend Fund, Class Y(3)	51	453
RS Global Natural Resources Fund, Class Y(3)	393	14,767
RS Growth Fund, Class Y(3)	290	3,597
RS Investment Quality Bond Fund, Class A(3)	47	459
RS Investors Fund, Class Y(3)	601	5,137
RS MidCap Opportunities Fund, Class Y(3)	231	2,765
RS Partners Fund, Class Y(3)	104	2,933
RS S&P 500 Index Fund, Class A(3)	49	447
RS Smaller Company Growth Fund, Class Y(3)	172	2,854
RS Technology Fund, Class Y(3)	130	1,821
RS Value Fund, Class Y(3)	249	5,835
Total Other Investments (Cost $56,621)		50,206

	Shares	Value

Short-Term Investments — 3.4%
Federated Prime Obligations Fund, Class B(4)	28,418,754	28,418,754
Total Short-Term Investments (Cost $28,418,754)		28,418,754
Total Investments — 101.4% (Cost $800,283,808)		842,224,057
Other Liabilities, Net — (1.4)%		(11,495,708)
Total Net Assets — 100.0%		$830,728,349

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$842,224,057
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$842,224,057

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Equity Dividend Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 98.0%
Aerospace & Defense — 3.1%
The Boeing Co.	4,040	$300,455
		300,455
Auto Components — 1.6%
Johnson Controls, Inc.	4,460	150,748
		150,748
Capital Markets — 2.3%
Bank of New York Mellon Corp.	5,220	217,831
		217,831
Commercial Banks — 4.2%
Comerica, Inc.	2,360	82,789
PNC Financial Services Group, Inc.	1,260	82,618
TCF Financial Corp.	7,830	140,314
The Colonial BancGroup, Inc.	9,800	94,374
		400,095
Communications Equipment — 4.5%
Nokia Oyj, ADR(1)	7,170	228,221
QUALCOMM, Inc.	4,960	203,360
		431,581
Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	4,000	171,800
		171,800
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	11,050	423,215
		423,215
Electric Utilities — 4.0%
Cleco Corp.	10,750	238,435
Pepco Holdings, Inc.	5,790	143,129
		381,564
Electrical Equipment — 1.5%
Cooper Industries Ltd., Class A	3,450	138,518
		138,518
Energy Equipment & Services — 3.5%
Halliburton Co.	8,510	334,698
		334,698
Food & Staples Retailing — 2.3%
Sysco Corp.	4,160	120,723
The Kroger Co.	3,740	94,996
		215,719
Food Products — 3.5%
B&G Foods, Inc., Class A	14,180	155,980
General Mills, Inc.	1,260	75,449
Unilever PLC, ADR(1)	3,020	101,834
		333,263
Health Care Equipment & Supplies — 1.4%
Medtronic, Inc.	2,850	137,855
		137,855
Health Care Providers & Services — 6.8%
Brookdale Senior Living, Inc.	14,180	338,902
Cardinal Health, Inc.	5,960	312,960
		651,862
Household Durables — 1.9%
Newell Rubbermaid, Inc.	8,100	185,247
		185,247
Insurance — 7.4%
ACE Ltd.	3,070	169,034
Lincoln National Corp.	5,550	288,600
Prudential Financial, Inc.	2,030	158,847

March 31, 2008 (unaudited)	Shares	Value
The Chubb Corp.	1,820	$90,054
		706,535
Multi-Utilities — 3.0%
OGE Energy Corp.	4,440	138,395
PG&E Corp.	3,910	143,966
		282,361
Oil, Gas & Consumable Fuels — 20.2%
Enterprise Products Partners, L.P.	15,110	448,767
Hiland Holdings GP, L.P.	7,210	166,551
Hiland Partners, L.P.	4,530	206,070
Holly Corp.	5,990	260,026
Kinder Morgan Energy Partners, L.P.	780	42,658
Plains All American Pipeline, L.P.	3,000	142,620
SemGroup Energy Partners, L.P.	6,770	170,942
Targa Resources Partners, L.P.	17,140	398,505
Teekay LNG Partners, L.P.	3,150	90,468
		1,926,607
Pharmaceuticals — 3.4%
Abbott Laboratories	5,920	326,488
		326,488
Real Estate Investment Trusts — 4.9%
Annaly Capital Management, Inc.	6,390	97,895
CapLease, Inc.	13,420	104,273
Digital Realty Trust, Inc.	3,620	128,510
Healthcare Realty Trust, Inc.	5,290	138,334
		469,012
Software — 2.7%
Microsoft Corp.	5,480	155,522
Nintendo Co. Ltd., ADR(1)	1,500	97,275
		252,797
Specialty Retail — 0.9%
The Home Depot, Inc.	3,220	90,063
		90,063
Thrifts & Mortgage Finance — 2.9%
People’s United Financial, Inc.	15,780	273,152
		273,152
Trading Companies & Distributors — 2.5%
Babcock & Brown Air Ltd., ADR(1)	14,780	240,175
		240,175
Wireless Telecommunication Services — 3.3%
America Movil SAB de C.V., ADR, Series L(1)	4,870	310,170
		310,170
Total Common Stocks (Cost $9,952,955)		9,351,811

	Principal Amount	Value
Convertible Bond — 0.5%
Biotechnology — 0.5%
Gilead Sciences, Inc. Convt. 0.625% due 5/1/2013	$35,000	51,494
		51,494
Total Convertible Bond (Cost $38,150)		51,494

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Equity Dividend Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Short-Term Investments — 0.4%
Federated Prime Obligations Fund, Class B(2)	40,246	$40,246
Total Short-Term Investments (Cost $40,246)		40,246

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	1	33
RS Emerging Growth Fund, Class Y(3)	1	35
RS Emerging Markets Fund, Class A(3)	1	24
RS Global Natural Resources Fund, Class Y(3)	2	90
RS Growth Fund, Class Y(3)	1	13
RS Investment Quality Bond Fund, Class A(3)	1	5
RS Investors Fund, Class Y(3)	2	17
RS MidCap Opportunities Fund, Class Y(3)	1	8
RS Partners Fund, Class Y(3)	1	25
RS S&P 500 Index Fund, Class A(3)	1	5
RS Smaller Company Growth Fund, Class Y(3)	1	16
RS Technology Fund, Class Y(3)	1	9
RS Value Fund, Class Y(3)	2	38
Total Other Investments (Cost $330)		318
Total Investments — 98.9% (Cost $10,031,681)		9,443,869
Other Assets, Net — 1.1%		101,703
Total Net Assets — 100.0%		$9,545,572

(1)	ADR — American Depositary Receipt.
(2)	Money Market Fund registered under the Investment Company Act of 1940.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$9,392,375
Level 2 – Significant Other Observable Inputs	51,494
Level 3 – Significant Unobservable Inputs	—
Total	$9,443,869

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.7%
Aerospace & Defense — 2.8%
General Dynamics Corp.	5,150	$429,355
Goodrich Corp.	1,543	88,738
Honeywell International, Inc.	9,524	537,344
L-3 Communications Holdings, Inc.	1,600	174,944
Lockheed Martin Corp.	4,304	427,387
Northrop Grumman Corp.	4,340	337,695
Precision Castparts Corp.	1,700	173,536
Raytheon Co.	5,329	344,307
Rockwell Collins, Inc.	1,845	105,442
The Boeing Co.	9,888	735,371
United Technologies Corp.	12,610	867,820
		4,221,939
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	2,300	125,120
Expeditors International of Washington, Inc.	2,700	121,986
FedEx Corp.	3,650	338,246
United Parcel Service, Inc., Class B	13,315	972,261
		1,557,613
Airlines — 0.1%
Southwest Airlines Co.	9,932	123,157
		123,157
Auto Components — 0.2%
Johnson Controls, Inc.	7,374	249,241
The Goodyear Tire & Rubber Co.(1)	2,865	73,917
		323,158
Automobiles — 0.3%
Ford Motor Co.(1)	28,459	162,785
General Motors Corp.	7,379	140,570
Harley-Davidson, Inc.	2,738	102,675
		406,030
Beverages — 2.5%
Anheuser-Busch Cos., Inc.	9,391	445,603
Brown-Forman Corp., Class B	690	45,692
Coca-Cola Enterprises, Inc.	2,564	62,049
Constellation Brands, Inc., Class A(1)	3,100	54,777
Molson Coors Brewing Co., Class B	1,050	55,198
Pepsi Bottling Group, Inc.	1,859	63,039
PepsiCo, Inc.	20,565	1,484,793
The Coca-Cola Co.	25,332	1,541,959
		3,753,110
Biotechnology — 1.3%
Amgen, Inc.(1)	13,858	578,987
Biogen Idec, Inc.(1)	3,622	223,441
Celgene Corp.(1)	5,000	306,450
Genzyme Corp.(1)	3,479	259,325
Gilead Sciences, Inc.(1)	11,900	613,207
		1,981,410
Building Products — 0.1%
Masco Corp.	3,583	71,051
Trane, Inc.	2,386	109,517
		180,568
Capital Markets — 2.5%
American Capital Strategies Ltd.	2,400	81,984
Ameriprise Financial, Inc.	2,830	146,735
Bear Stearns Companies, Inc.	1,389	14,570
E*TRADE Financial Corp.(1)	5,500	21,230
Federated Investors, Inc., Class B	1,100	43,076
Franklin Resources, Inc.	2,001	194,077
Janus Capital Group, Inc.	1,884	43,841

March 31, 2008 (unaudited)	Shares	Value
Legg Mason, Inc.	1,600	$89,568
Lehman Brothers Holdings, Inc.	6,498	244,585
Merrill Lynch & Co., Inc.	10,954	446,266
Morgan Stanley	13,508	617,315
Northern Trust Corp.	2,595	172,490
State Street Corp.	4,614	364,506
T. Rowe Price Group, Inc.	3,456	172,800
The Charles Schwab Corp.	11,589	218,221
The Goldman Sachs Group, Inc.	5,066	837,866
		3,709,130
Chemicals — 2.0%
Air Products & Chemicals, Inc.	2,481	228,252
Ashland, Inc.	966	45,692
E.I. du Pont de Nemours & Co.	11,409	533,485
Eastman Chemical Co.	1,083	67,633
Ecolab, Inc.	2,453	106,534
Hercules, Inc.	1,497	27,380
International Flavors & Fragrances, Inc.	1,377	60,657
Monsanto Co.	6,972	777,378
PPG Industries, Inc.	2,174	131,549
Praxair, Inc.	3,832	322,769
Rohm and Haas Co.	1,534	82,959
Sigma-Aldrich Corp.	1,686	100,570
The Dow Chemical Co.	12,365	455,650
		2,940,508
Commercial Banks — 3.2%
Bank of New York Mellon Corp.	14,376	599,911
BB&T Corp.	6,963	223,234
Comerica, Inc.	1,548	54,304
Fifth Third Bancorp	6,746	141,126
First Horizon National Corp.	1,245	17,442
Huntington Bancshares, Inc.	4,500	48,375
KeyCorp	4,965	108,982
M&T Bank Corp.	800	64,384
Marshall & Ilsley Corp.	3,714	86,165
National City Corp.	8,365	83,232
PNC Financial Services Group, Inc.	4,177	273,886
Regions Financial Corp.	8,267	163,273
SunTrust Banks, Inc.	4,376	241,293
Toronto-Dominion Bank	1,118	68,610
U.S. Bancorp	22,104	715,285
Wachovia Corp.	25,057	676,539
Wells Fargo & Co.	42,874	1,247,633
Zions Bancorporation	1,438	65,501
		4,879,175
Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(1)	4,995	53,996
Avery Dennison Corp.	1,581	77,864
Cintas Corp.	1,525	43,524
Equifax, Inc.	1,552	53,513
Monster Worldwide, Inc.(1)	1,707	41,326
Pitney Bowes, Inc.	2,834	99,247
R.R. Donnelley & Sons Co.	2,723	82,534
Robert Half International, Inc.	1,847	47,542
Waste Management, Inc.	5,874	197,131
		696,677
Communications Equipment — 2.5%
Ciena Corp.(1)	900	27,747
Cisco Systems, Inc.(1)	77,042	1,855,942
Corning, Inc.	19,997	480,728
JDS Uniphase Corp.(1)	2,954	39,554
Juniper Networks, Inc.(1)	6,800	170,000

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Motorola, Inc.	28,425	$264,352
QUALCOMM, Inc.	20,904	857,064
Tellabs, Inc.(1)	5,897	32,139
		3,727,526
Computers & Peripherals — 4.3%
Apple, Inc.(1)	11,069	1,588,402
Dell, Inc.(1)	28,526	568,238
EMC Corp.(1)	26,268	376,683
Hewlett-Packard Co.	32,798	1,497,557
International Business Machines Corp.	17,581	2,024,276
Lexmark International Group, Inc., Class A(1)	1,223	37,571
NetApp, Inc.(1)	4,802	96,280
QLogic Corp.(1)	1,398	21,459
SanDisk Corp.(1)	3,000	67,710
Sun Microsystems, Inc.(1)	10,208	158,530
Teradata Corp.(1)	2,058	45,399
		6,482,105
Construction & Engineering — 0.2%
Fluor Corp.	1,150	162,334
Jacobs Engineering Group, Inc.(1)	1,500	110,385
		272,719
Construction Materials — 0.1%
Vulcan Materials Co.	1,239	82,270
		82,270
Consumer Finance — 0.7%
American Express Co.	14,851	649,286
Capital One Financial Corp.	4,978	245,017
Discover Financial Services	5,804	95,012
SLM Corp.(1)	5,901	90,580
		1,079,895
Containers & Packaging — 0.1%
Ball Corp.	1,226	56,322
Bemis Co., Inc.	1,504	38,247
Pactiv Corp.(1)	1,461	38,293
Sealed Air Corp.	2,362	59,641
		192,503
Distributors — 0.1%
Genuine Parts Co.	2,486	99,987
		99,987
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(1)	1,845	79,704
H & R Block, Inc.	3,608	74,902
		154,606
Diversified Financial Services — 4.1%
Bank of America Corp.	56,401	2,138,162
CIT Group, Inc.	2,500	29,625
Citigroup, Inc.	63,362	1,357,214
CME Group, Inc.	700	328,370
IntercontinentalExchange, Inc.(1)	900	117,450
JPMorgan Chase & Co.	42,753	1,836,241
Leucadia National Corp.	2,200	99,484
Moody’s Corp.	3,018	105,117
NYSE Euronext	3,400	209,814
		6,221,477
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	77,302	2,960,667
CenturyTel, Inc.	1,392	46,270
Citizens Communications Co.	3,419	35,865
Embarq Corp.	1,790	71,779
Qwest Communications International, Inc.	19,123	86,627
Verizon Communications, Inc.	36,885	1,344,458

March 31, 2008 (unaudited)	Shares	Value
Windstream Corp.	6,011	$71,832
		4,617,498
Electric Utilities — 2.6%
Allegheny Energy, Inc.	2,153	108,727
Ameren Corp.	2,971	130,843
American Electric Power, Inc.	5,384	224,136
CenterPoint Energy, Inc.	4,248	60,619
CMS Energy Corp.	2,596	35,150
Consolidated Edison, Inc.	3,075	122,078
Dominion Resources, Inc.	6,940	283,430
DTE Energy Co.	2,078	80,813
Duke Energy Corp.	15,080	269,178
Edison International	3,648	178,825
Entergy Corp.	2,618	285,571
Exelon Corp.	8,504	691,120
FirstEnergy Corp.	3,649	250,394
FPL Group, Inc.	5,314	333,400
Pepco Holdings, Inc.	2,500	61,800
Pinnacle West Capital Corp.	1,212	42,517
PPL Corp.	4,884	224,273
Progress Energy, Inc.	3,269	136,317
Southern Co.	9,246	329,250
TECO Energy, Inc.	2,624	41,853
Xcel Energy, Inc.	4,201	83,810
		3,974,104
Electrical Equipment — 0.5%
Cooper Industries Ltd., Class A	2,218	89,053
Emerson Electric Co.	9,928	510,895
Rockwell Automation, Inc.	2,045	117,424
		717,372
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(1)	4,582	136,681
Jabil Circuit, Inc.	2,226	21,058
Molex, Inc.	1,802	41,734
Tyco Electronics Ltd.	6,752	231,729
		431,202
Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	4,064	278,384
BJ Services Co.	3,434	97,903
Cameron International Corp.(1)	2,800	116,592
ENSCO International, Inc.	1,900	118,978
Halliburton Co.	11,280	443,642
Nabors Industries, Inc.(1)	3,684	124,409
National-Oilwell Varco, Inc.(1)	4,500	262,710
Noble Corp.	3,516	174,640
Rowan Companies, Inc.	1,317	54,234
Schlumberger Ltd.	15,206	1,322,922
Smith International, Inc.	2,700	173,421
Transocean, Inc.	4,078	551,346
Weatherford International Ltd.(1)	4,300	311,621
		4,030,802
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	5,459	354,671
CVS Caremark Corp.	18,789	761,142
Safeway, Inc.	6,030	176,981
SUPERVALU, Inc.	2,959	88,711
Sysco Corp.	7,231	209,844
The Kroger Co.	8,800	223,520
Wal-Mart Stores, Inc.	29,852	1,572,603
Walgreen Co.	12,572	478,867
Whole Foods Market, Inc.	1,800	59,346
		3,925,685

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Food Products — 1.6%
Archer-Daniels-Midland Co.	7,968	$327,963
Campbell Soup Co.	2,769	94,008
ConAgra Foods, Inc.	5,128	122,816
Dean Foods Co.	1,700	34,153
General Mills, Inc.	4,546	272,214
H.J. Heinz Co.	3,523	165,475
Kellogg Co.	3,544	186,273
Kraft Foods, Inc., Class A	19,906	617,285
McCormick & Co., Inc.	1,968	72,757
Sara Lee Corp.	10,169	142,163
The Hershey Co.	1,820	68,559
Tyson Foods, Inc., Class A	3,000	47,850
Wm. Wrigley Jr. Co.	2,912	182,990
		2,334,506
Gas Utilities — 0.1%
Integrys Energy Group, Inc.	434	20,242
Nicor, Inc.	674	22,586
Questar Corp.	2,400	135,744
		178,572
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	7,970	460,825
Becton, Dickinson and Co.	2,989	256,606
Boston Scientific Corp.(1)	16,418	211,300
C.R. Bard, Inc.	1,242	119,729
Covidien Ltd.	6,352	281,076
Hospira, Inc.(1)	1,980	84,685
Medtronic, Inc.	14,480	700,397
St. Jude Medical, Inc.(1)	4,134	178,547
Stryker Corp.	2,894	188,255
Varian Medical Systems, Inc.(1)	1,400	65,576
Zimmer Holdings, Inc.(1)	3,013	234,592
		2,781,588
Health Care Providers & Services — 1.8%
Aetna, Inc.	6,244	262,810
AmerisourceBergen Corp.	2,108	86,386
Cardinal Health, Inc.	4,558	239,341
CIGNA Corp.	3,763	152,665
Coventry Health Care, Inc.(1)	1,800	72,630
Express Scripts, Inc.(1)	3,160	203,251
Humana, Inc.(1)	1,889	84,741
Laboratory Corp. of America Holdings(1)	1,500	110,520
McKesson Corp.	3,885	203,457
Medco Health Solutions, Inc.(1)	6,622	289,977
Patterson Companies, Inc.(1)	1,800	65,340
Quest Diagnostics, Inc.	2,076	93,980
Tenet Healthcare Corp.(1)	6,941	39,286
UnitedHealth Group, Inc.	16,540	568,314
WellPoint, Inc.(1)	7,012	309,440
		2,782,138
Health Care Technology — 0.0%
IMS Health, Inc.	2,417	50,781
		50,781
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	6,014	243,447
Darden Restaurants, Inc.	1,675	54,521
International Game Technology	4,056	163,092
Marriott International, Inc., Class A	4,086	140,395
McDonald‘s Corp.	15,021	837,721
Starbucks Corp.(1)	9,596	167,930
Starwood Hotels & Resorts Worldwide, Inc.	2,541	131,497
Wendy’s International, Inc.	823	18,979
Wyndham Worldwide Corp.	2,652	54,843

March 31, 2008 (unaudited)	Shares	Value
Yum! Brands, Inc.	6,468	$240,674
		2,053,099
Household Durables — 0.5%
Black & Decker Corp.	827	54,665
Centex Corp.	1,384	33,507
D.R. Horton, Inc.	4,100	64,575
Fortune Brands, Inc.	1,919	133,370
Harman International Industries, Inc.	900	39,186
KB HOME	1,236	30,566
Leggett & Platt, Inc.	2,782	42,426
Lennar Corp., Class A	2,100	39,501
Newell Rubbermaid, Inc.	3,827	87,523
Pulte Homes, Inc.	2,692	39,169
Snap-On, Inc.	811	41,239
The Stanley Works	1,228	58,477
Whirlpool Corp.	1,060	91,987
		756,191
Household Products — 2.5%
Clorox Co.	1,690	95,722
Colgate-Palmolive Co.	6,548	510,155
Kimberly-Clark Corp.	5,404	348,828
The Procter & Gamble Co.	39,501	2,767,835
		3,722,540
Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group	2,335	206,111
Dynegy, Inc., Class A(1)	4,647	36,665
The AES Corp.(1)	8,032	133,893
		376,669
Industrial Conglomerates — 3.9%
3M Co.	8,994	711,875
General Electric Co.	128,466	4,754,527
Textron, Inc.	3,312	183,551
Tyco International Ltd.	6,252	275,400
		5,925,353
Information Technology Services — 0.8%
Affiliated Computer Services, Inc., Class A(1)	1,400	70,154
Automatic Data Processing, Inc.	6,779	287,362
Cognizant Technology Solutions Corp., Class A(1)	4,000	115,320
Computer Sciences Corp.(1)	2,251	91,818
Convergys Corp.(1)	1,682	25,331
Electronic Data Systems Corp.	4,904	81,652
Fidelity National Information Services, Inc.	2,300	87,722
Fiserv, Inc.(1)	1,689	81,224
Paychex, Inc.	4,310	147,660
Total System Services, Inc.	2,383	56,382
Unisys Corp.(1)	4,516	20,006
Western Union Co.	9,505	202,171
		1,266,802
Insurance — 4.0%
ACE Ltd.	4,286	235,987
AFLAC, Inc.	5,959	387,037
Ambac Financial Group, Inc.	1,504	8,648
American International Group, Inc.	32,206	1,392,910
Aon Corp.	3,849	154,730
Assurant, Inc.	1,100	66,946
Cincinnati Financial Corp.	2,077	79,009
Genworth Financial, Inc., Class A	6,100	138,104
Lincoln National Corp.	3,365	174,980
Loews Corp.	5,753	231,386
Marsh & McLennan Companies, Inc.	6,735	163,997
MBIA, Inc.	1,715	20,957
MetLife, Inc.	9,597	578,315

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Principal Financial Group, Inc.	3,216	$179,196
Prudential Financial, Inc.	5,727	448,138
SAFECO Corp.	1,223	53,665
The Allstate Corp.	7,358	353,626
The Chubb Corp.	4,778	236,415
The Hartford Financial Services Group, Inc.	4,061	307,702
The Progressive Corp.	9,044	145,337
The Travelers Companies, Inc.	8,267	395,576
Torchmark Corp.	931	55,962
Unum Group	4,975	109,500
XL Capital Ltd., Class A	2,213	65,394
		5,983,517
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	3,900	278,070
IAC/InterActiveCorp(1)	2,200	45,672
		323,742
Internet Software & Services — 1.6%
Akamai Technologies, Inc.(1)	2,200	61,952
eBay, Inc.(1)	14,412	430,054
Expedia, Inc.(1)	2,600	56,914
Google, Inc., Class A(1)	2,900	1,277,363
VeriSign, Inc.(1)	2,700	89,748
Yahoo! Inc.(1)	16,901	488,946
		2,404,977
Leisure Equipment & Products — 0.2%
Brunswick Corp.	1,223	19,531
Eastman Kodak Co.	4,324	76,405
Hasbro, Inc.	1,726	48,156
Mattel, Inc.	4,317	85,908
		230,000
Life Sciences Tools & Services — 0.4%
Applera Corp. - Applied Biosystems Group	2,019	66,344
Millipore Corp.(1)	653	44,019
PerkinElmer, Inc.	2,010	48,743
Thermo Fisher Scientific, Inc.(1)	5,468	310,801
Waters Corp.(1)	1,345	74,916
		544,823
Machinery — 1.9%
Caterpillar, Inc.	7,876	616,612
Cummins, Inc.	2,684	125,665
Danaher Corp.	3,276	249,074
Deere & Co.	5,660	455,290
Dover Corp.	2,411	100,732
Eaton Corp.	1,854	147,708
Illinois Tool Works, Inc.	5,342	257,645
Ingersoll-Rand Co. Ltd., Class A	3,306	147,382
ITT Corp.	2,512	130,147
PACCAR, Inc.	4,550	204,750
Pall Corp.	1,735	60,846
Parker Hannifin Corp.	2,123	147,060
Terex Corp.(1)	1,400	87,500
The Manitowoc Co., Inc.	1,600	65,280
		2,795,691
Media — 2.8%
CBS Corp., Class B	8,895	196,402
Clear Channel Communications, Inc.	5,560	162,463
Comcast Corp., Class A(1)	39,091	756,020
E.W. Scripps Co., Class A	1,400	58,814
Gannett Co., Inc.	2,765	80,323
Meredith Corp.	690	26,393
News Corp., Class A	29,400	551,250
Omnicom Group, Inc.	4,198	185,468

March 31, 2008 (unaudited)	Shares	Value
The DIRECTV Group, Inc.(1)	8,800	$218,152
The Interpublic Group of Companies, Inc.(1)	5,651	47,525
The McGraw-Hill Companies, Inc.	4,432	163,762
The New York Times Co., Class A	2,319	43,783
The Walt Disney Co.	24,496	768,684
The Washington Post Co., Class B	75	49,612
Time Warner, Inc.	45,918	643,770
Viacom, Inc., Class B(1)	7,695	304,876
		4,257,297
Metals & Mining — 1.1%
Alcoa, Inc.	10,896	392,910
Allegheny Technologies, Inc.	1,448	103,329
Freeport-McMoran Copper & Gold, Inc., Class B	4,835	465,223
Newmont Mining Corp.	5,819	263,601
Nucor Corp.	3,170	214,736
Titanium Metals Corp.	1,200	18,060
United States Steel Corp.	1,492	189,290
		1,647,149
Multi-Utilities — 0.5%
NiSource, Inc.	4,276	73,718
PG&E Corp.	4,544	167,310
Public Service Enterprise Group, Inc.	6,500	261,235
Sempra Energy	3,327	177,263
		679,526
Multiline Retail — 0.8%
Big Lots, Inc.(1)	1,561	34,810
Dillards, Inc., Class A	1,201	20,669
Family Dollar Stores, Inc.	1,700	33,150
J.C. Penney Co., Inc.	3,029	114,224
Kohl’s Corp.(1)	3,680	157,835
Macy’s, Inc.	5,936	136,884
Nordstrom, Inc.	2,174	70,872
Sears Holdings Corp.(1)	863	88,104
Target Corp.	10,445	529,353
		1,185,901
Office Electronics — 0.1%
Xerox Corp.	11,648	174,371
		174,371
Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	6,052	381,457
Apache Corp.	4,112	496,812
Chesapeake Energy Corp.	5,100	235,365
Chevron Corp.	26,834	2,290,550
ConocoPhillips	20,327	1,549,121
CONSOL Energy, Inc.	2,300	159,137
Devon Energy Corp.	5,642	588,630
El Paso Corp.	9,052	150,625
EOG Resources, Inc.	3,148	377,760
Exxon Mobil Corp.	69,380	5,868,160
Hess Corp.	3,616	318,859
Marathon Oil Corp.	9,168	418,061
Murphy Oil Corp.	2,400	197,136
Noble Energy, Inc.	2,300	167,440
Occidental Petroleum Corp.	10,442	764,041
Peabody Energy Corp.	3,300	168,300
Range Resources Corp.	2,000	126,900
Spectra Energy Corp.	8,140	185,185
Sunoco, Inc.	1,438	75,452
Tesoro Corp.	1,900	57,000
Valero Energy Corp.	7,000	343,770
Williams Companies, Inc.	7,907	260,773
XTO Energy, Inc.	6,157	380,872
		15,561,406

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Paper & Forest Products — 0.2%
International Paper Co.	4,847	$131,838
MeadWestvaco Corp.	2,831	77,060
Weyerhaeuser Co.	2,511	163,316
		372,214
Personal Products — 0.2%
Avon Products, Inc.	5,746	227,197
Estee Lauder Companies, Inc., Class A	1,500	68,775
		295,972
Pharmaceuticals — 6.0%
Abbott Laboratories	19,916	1,098,367
Allergan, Inc.	3,770	212,590
Barr Pharmaceuticals, Inc.(1)	1,600	77,296
Bristol-Myers Squibb Co.	25,523	543,640
Eli Lilly & Co.	12,427	641,109
Forest Laboratories, Inc.(1)	3,793	151,758
Johnson & Johnson	36,570	2,372,296
King Pharmaceuticals, Inc.(1)	3,608	31,390
Merck & Co., Inc.	27,762	1,053,568
Mylan Laboratories, Inc.	2,400	27,840
Pfizer, Inc.	87,192	1,824,929
Schering-Plough Corp.	20,381	293,690
Watson Pharmaceuticals, Inc.(1)	840	24,629
Wyeth	17,040	711,590
		9,064,692
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	1,079	38,639
AvalonBay Communities, Inc.	1,100	106,172
Boston Properties, Inc.	1,500	138,105
Developers Diversified Realty Corp.	1,700	71,196
Equity Residential	3,360	139,406
General Growth Properties, Inc.	3,300	125,961
Host Hotels & Resorts, Inc.	5,800	92,336
Kimco Realty Corp.	3,100	121,427
Plum Creek Timber Co., Inc.	2,159	87,871
ProLogis	3,178	187,057
Public Storage, Inc.	1,600	141,792
Simon Property Group, Inc.	2,960	275,014
Vornado Realty Trust	1,800	155,178
		1,680,154
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,600	56,264
		56,264
Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	3,863	356,246
CSX Corp.	5,474	306,927
Norfolk Southern Corp.	5,060	274,859
Ryder System, Inc.	810	49,337
Union Pacific Corp.	3,200	401,216
		1,388,585
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(1)	7,469	43,992
Altera Corp.	4,786	88,206
Analog Devices, Inc.	3,168	93,519
Applied Materials, Inc.	17,699	345,307
Broadcom Corp., Class A(1)	6,292	121,247
Intel Corp.	74,314	1,573,971
KLA-Tencor Corp.	2,341	86,851
Linear Technology Corp.	2,850	87,467
LSI Corp.(1)	8,583	42,486
MEMC Electronic Materials, Inc.(1)	3,000	212,700
Microchip Technology, Inc.	2,300	75,279

March 31, 2008 (unaudited)	Shares	Value
Micron Technology, Inc.(1)	9,730	$58,088
National Semiconductor Corp.	3,036	55,620
Novellus Systems, Inc.(1)	1,477	31,091
NVIDIA Corp.(1)	7,180	142,092
Teradyne, Inc.(1)	2,493	30,963
Texas Instruments, Inc.	17,780	502,641
Xilinx, Inc.	3,539	84,051
		3,675,571
Software — 3.4%
Adobe Systems, Inc.(1)	7,500	266,925
Autodesk, Inc.(1)	3,050	96,014
BMC Software, Inc.(1)	2,299	74,764
CA, Inc.	5,248	118,080
Citrix Systems, Inc.(1)	2,659	77,988
Compuware Corp.(1)	2,772	20,347
Electronic Arts, Inc.(1)	3,546	177,016
Intuit, Inc.(1)	4,384	118,412
Microsoft Corp.	102,276	2,902,593
Novell, Inc.(1)	6,727	42,313
Oracle Corp.(1)	50,299	983,848
Symantec Corp.(1)	11,131	184,997
		5,063,297
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	1,200	87,768
AutoNation, Inc.(1)	1,589	23,787
AutoZone, Inc.(1)	433	49,288
Bed, Bath & Beyond, Inc.(1)	3,734	110,153
Best Buy Co., Inc.	4,134	171,396
Circuit City Stores, Inc.	1,629	6,483
GameStop Corp., Class A(1)	2,100	108,591
Limited Brands, Inc.	4,455	76,180
Lowe’s Companies, Inc.	18,506	424,528
Office Depot, Inc.(1)	3,930	43,426
OfficeMax, Inc.	954	18,260
RadioShack Corp.	1,965	31,931
Staples, Inc.	9,279	205,159
The Gap, Inc.	6,090	119,851
The Home Depot, Inc.	21,367	597,635
The Sherwin-Williams Co.	1,265	64,566
Tiffany & Co.	1,683	70,417
TJX Companies, Inc.	5,469	180,860
		2,390,279
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(1)	4,800	144,720
Jones Apparel Group, Inc.	1,639	21,995
Liz Claiborne, Inc.	1,164	21,127
NIKE, Inc., Class B	5,012	340,816
Polo Ralph Lauren Corp.	900	52,461
VF Corp.	1,073	83,168
		664,287
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.	7,754	42,647
Federal National Mortgage Association	12,054	317,261
Freddie Mac	8,895	225,221
Hudson City Bancorp, Inc.	7,200	127,296
MGIC Investment Corp.	1,232	12,973
Sovereign Bancorp, Inc.	5,355	49,909
Washington Mutual, Inc.	11,764	121,169
		896,476
Tobacco — 1.5%
Altria Group, Inc.	26,865	596,403
Philip Morris International, Inc.(1)	26,865	1,358,832

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Reynolds American, Inc.	2,190	$129,276
UST, Inc.	1,962	106,968
		2,191,479
Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	944	72,112
		72,112
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A(1)	5,200	203,892
Sprint Nextel Corp.	36,919	246,988
		450,880
Total Common Stocks (Cost $133,616,982)		147,061,127

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Bills — 0.1%
United States Treasury Bill:
2.157% due 5/15/2008 (2)	$60,000	59,839
1.345% due 6/5/2008 (2)	30,000	29,927
1.84% due 5/29/2008 (2)	25,000	24,926
2.193% due 5/22/2008 (2)	20,000	19,938
3.143% due 4/3/2008 (2)	20,000	19,996
3.18% due 4/10/2008 (2)	20,000	19,984
		174,610
Total U.S. Government Securities (Cost $174,610)		174,610

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	30	$1,201
RS Emerging Growth Fund, Class Y(3)	31	1,021
RS Emerging Markets Fund, Class A(3)	33	813
RS Equity Dividend Fund, Class Y(3)	10	85
RS Global Natural Resources Fund, Class Y(3)	80	3,008
RS Growth Fund, Class Y(3)	60	749
RS Investment Quality Bond Fund, Class A(3)	9	86
RS Investors Fund, Class Y(3)	126	1,075
RS MidCap Opportunities Fund, Class Y(3)	49	584
RS Partners Fund, Class Y(3)	20	576
RS Smaller Company Growth Fund, Class Y(3)	35	580
RS Technology Fund, Class Y(3)	27	372
RS Value Fund, Class Y(3)	50	1,171
Total Other Investments (Cost $12,478)		11,321

	Principal Amount	Value
Repurchase Agreements — 2.2%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $3,336,185, due 4/1/2008, collateralized by FHLMC, 3.625%, due 9/15/2008, with a value of $3,405,350	$3,336,000	3,336,000
Total Repurchase Agreements (Cost $3,336,000)		3,336,000
Total Investments — 100.0% (Cost $137,140,070)		150,583,058
Other Assets, Net — 0.0%		63,128
Total Net Assets — 100.0%		$150,646,186

(1)	Non income-producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts — 2.2%
S&P 500 INDEX	10	6/2008	$3,310	$(35,375)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$150,583,058	$(35,375)
Level 2 – Significant Other Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$150,583,058	$(35,375)

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Asset Allocation Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 2.7%
Aerospace & Defense — 0.1%
Honeywell International, Inc.	536	$30,241
Lockheed Martin Corp.	246	24,428
Northrop Grumman Corp.	112	8,715
Raytheon Co.	424	27,395
The Boeing Co.	244	18,146
United Technologies Corp.	436	30,005
		138,930
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., Class B	419	30,595
		30,595
Automobiles — 0.0%
Ford Motor Co.(1)	535	3,060
General Motors Corp.	338	6,439
Harley-Davidson, Inc.	319	11,963
		21,462
Beverages — 0.1%
Anheuser-Busch Cos., Inc.	338	16,038
PepsiCo, Inc.	367	26,497
The Coca-Cola Co.	195	11,870
		54,405
Biotechnology — 0.0%
Amgen, Inc.(1)	342	14,289
Biogen Idec, Inc.(1)	117	7,218
		21,507
Building Products — 0.0%
Masco Corp.	508	10,074
		10,074
Capital Markets — 0.1%
Ameriprise Financial, Inc.	194	10,059
Bank of New York Mellon Corp.	683	28,502
Lehman Brothers Holdings, Inc.	160	6,022
Merrill Lynch & Co., Inc.	210	8,555
Morgan Stanley	252	11,517
State Street Corp.	57	4,503
The Charles Schwab Corp.	48	904
The Goldman Sachs Group, Inc.	100	16,539
		86,601
Chemicals — 0.1%
E.I. du Pont de Nemours and Co.	335	15,664
Monsanto Co.	200	22,300
Rohm and Haas Co.	170	9,194
The Dow Chemical Co.	267	9,839
		56,997
Commercial Banks — 0.1%
BB&T Corp.	172	5,514
Fifth Third Bancorp	117	2,448
KeyCorp	310	6,805
U.S. Bancorp	712	23,040
Wachovia Corp.	492	13,284
Wells Fargo & Co.	1,100	32,010
		83,101
Commercial Services & Supplies — 0.0%
Cintas Corp.	307	8,762
Waste Management, Inc.	479	16,075
		24,837
Communications Equipment — 0.1%
Cisco Systems, Inc.(1)	2,325	56,009
Corning, Inc.	582	13,991
Motorola, Inc.	675	6,278

March 31, 2008 (unaudited)	Shares	Value
QUALCOMM, Inc.	568	$23,288
		99,566
Computers & Peripherals — 0.1%
Dell, Inc.(1)	776	15,458
EMC Corp.(1)	886	12,705
Hewlett-Packard Co.	815	37,213
International Business Machines Corp.	100	11,514
Sun Microsystems, Inc.(1)	1,029	15,980
		92,870
Consumer Finance — 0.1%
American Express Co.	972	42,496
Capital One Financial Corp.	146	7,186
Discover Financial Services	126	2,062
SLM Corp.(1)	165	2,533
		54,277
Diversified Financial Services — 0.1%
Bank of America Corp.	1,320	50,041
Citigroup, Inc.	1,073	22,984
JPMorgan Chase & Co.	466	20,015
		93,040
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	1,948	74,608
Embarq Corp.	85	3,409
Verizon Communications, Inc.	1,071	39,038
Windstream Corp.	376	4,493
		121,548
Electric Utilities — 0.1%
Duke Energy Corp.	404	7,211
Exelon Corp.	250	20,317
FPL Group, Inc.	128	8,031
Progress Energy, Inc.	195	8,132
Southern Co.	100	3,561
		47,252
Electrical Equipment — 0.0%
Cooper Industries Ltd., Class A	200	8,030
		8,030
Electronic Equipment & Instruments — 0.0%
Tyco Electronics Ltd.	81	2,780
		2,780
Energy Equipment & Services — 0.0%
Baker Hughes, Inc.	105	7,193
Schlumberger Ltd.	362	31,494
		38,687
Food & Staples Retailing — 0.0%
Safeway, Inc.	299	8,776
SUPERVALU, Inc.	152	4,557
The Kroger Co.	409	10,388
Wal-Mart Stores, Inc.	200	10,536
		34,257
Food Products — 0.1%
Archer-Daniels-Midland Co.	294	12,101
Campbell Soup Co.	321	10,898
ConAgra Foods, Inc.	162	3,880
General Mills, Inc.	128	7,665
H.J. Heinz Co.	224	10,521
Kellogg Co.	212	11,143
Kraft Foods, Inc., Class A	426	13,210
The Hershey Co.	234	8,815

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Asset Allocation Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Wm. Wrigley Jr. Co.	61	$3,833
		82,066
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	328	18,965
Becton, Dickinson and Co.	22	1,888
Boston Scientific Corp.(1)	632	8,134
C.R. Bard, Inc.	272	26,221
Covidien Ltd.	81	3,584
Medtronic, Inc.	256	12,383
St. Jude Medical, Inc.(1)	184	7,947
Stryker Corp.	100	6,505
Zimmer Holdings, Inc.(1)	84	6,540
		92,167
Health Care Providers & Services — 0.0%
AmerisourceBergen Corp.	96	3,934
CIGNA Corp.	138	5,599
McKesson Corp.	78	4,085
Tenet Healthcare Corp.(1)	1,512	8,558
WellPoint, Inc.(1)	258	11,385
		33,561
Hotels, Restaurants & Leisure — 0.0%
Carnival Corp.	90	3,643
McDonald’s Corp.	551	30,730
Starbucks Corp.(1)	386	6,755
Wyndham Worldwide Corp.	159	3,288
		44,416
Household Products — 0.1%
Kimberly-Clark Corp.	55	3,550
The Procter & Gamble Co.	974	68,248
		71,798
Independent Power Producers & Energy Traders — 0.0%
The AES Corp.(1)	1,368	22,805
		22,805
Industrial Conglomerates — 0.1%
3M Co.	236	18,679
General Electric Co.	703	26,018
Tyco International Ltd.	81	3,568
		48,265
Information Technology Services — 0.0%
Automatic Data Processing, Inc.	242	10,259
Electronic Data Systems Corp.	625	10,406
Paychex, Inc.	257	8,805
Western Union Co.	116	2,467
		31,937
Insurance — 0.1%
AFLAC, Inc.	153	9,937
American International Group, Inc.	615	26,599
Loews Corp.	258	10,377
Marsh & McLennan Companies, Inc.	164	3,993
MetLife, Inc.	100	6,026
The Allstate Corp.	208	9,996
The Chubb Corp.	362	17,912
The Progressive Corp.	512	8,228
The Travelers Cos., Inc.	387	18,518
		111,586
Internet Software & Services — 0.0%
Yahoo! Inc.(1)	384	11,109
		11,109

March 31, 2008 (unaudited)	Shares	Value
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	49	$866
Mattel, Inc.	448	8,915
		9,781
Machinery — 0.0%
Caterpillar, Inc.	252	19,729
Deere & Co.	200	16,088
		35,817
Media — 0.1%
CBS Corp., Class B	374	8,258
Clear Channel Communications, Inc.	1,046	30,564
Comcast Corp., Class A(1)	925	17,890
Gannett Co., Inc.	29	842
The New York Times Co., Class A	495	9,346
The Walt Disney Co.	967	30,344
Time Warner, Inc.	1,112	15,590
Viacom, Inc., Class B(1)	374	14,818
		127,652
Metals & Mining — 0.0%
Alcoa, Inc.	264	9,520
		9,520
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	164	6,591
		6,591
Multiline Retail — 0.0%
Kohl’s Corp.(1)	202	8,664
Target Corp.	281	14,241
		22,905
Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp.	412	25,968
Chevron Corp.	774	66,069
ConocoPhillips	578	44,049
El Paso Corp.	236	3,927
Exxon Mobil Corp.	1,900	160,702
Spectra Energy Corp.	202	4,596
		305,311
Personal Products — 0.0%
Avon Products, Inc.	100	3,954
		3,954
Pharmaceuticals — 0.2%
Allergan, Inc.	232	13,082
Bristol-Myers Squibb Co.	962	20,491
Eli Lilly & Co.	449	23,164
Johnson & Johnson	672	43,593
King Pharmaceuticals, Inc.(1)	279	2,427
Pfizer, Inc.	1,915	40,081
Schering-Plough Corp.	475	6,845
		149,683
Real Estate Investment Trusts — 0.0%
Plum Creek Timber Co., Inc.	483	19,658
Simon Property Group, Inc.	172	15,981
		35,639
Road & Rail — 0.0%
Burlington Northern Santa Fe Corp.	152	14,017
Union Pacific Corp.	100	12,538
		26,555
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.	54	1,594
Applied Materials, Inc.	548	10,691

See accompanying notes to Schedule of Investments.

                    www.RSinvestments.com

Schedule of Investments - RS Asset Allocation Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Broadcom Corp., Class A(1)	432	$8,325
Intel Corp.	1,330	28,169
KLA-Tencor Corp.	448	16,621
Linear Technology Corp.	249	7,642
Micron Technology, Inc.(1)	702	4,191
Texas Instruments, Inc.	1,003	28,355
		105,588
Software — 0.1%
Adobe Systems, Inc.(1)	204	7,260
CA, Inc.	490	11,025
Microsoft Corp.	2,445	69,389
Symantec Corp.(1)	379	6,299
		93,973
Specialty Retail — 0.1%
Bed, Bath & Beyond, Inc.(1)	316	9,322
Best Buy Co., Inc.	100	4,146
Lowe's Companies, Inc.	630	14,452
Staples, Inc.	648	14,327
The Gap, Inc.	247	4,861
		47,108
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	710	48,280
		48,280
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association	350	9,212
Washington Mutual, Inc.	345	3,554
		12,766
Tobacco — 0.1%
Altria Group, Inc.	616	13,675
Philip Morris International, Inc.(1)	616	31,157
UST, Inc.	209	11,395
		56,227
Wireless Telecommunication Services — 0.0%
Sprint Nextel Corp.	410	2,743
		2,743
Total Common Stocks (Cost $2,670,598)		2,770,619

	Shares	Value
Mutual Funds — 90.8%
Funds — 90.8%
RS S&P 500 Index Fund, Class A(2)(3)	10,169,720	92,239,358
		92,239,358
Total Mutual Funds (Cost $88,804,845)		92,239,358

	Principal Amount	Value
U.S. Government Securities — 0.4%
U.S. Treasury Bills — 0.4%
United States Treasury Bill:
0.40% due 6/19/2008(4)	$300,000	299,737
0.954% due 6/19/2008(4)	90,000	89,812
1.236% due 6/26/2008(4)	30,000	29,911
		419,460
Total U.S. Government Securities (Cost $419,460)		419,460

March 31, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	21	$825
RS Emerging Growth Fund, Class Y(5)	21	698
RS Emerging Markets Fund, Class A(5)	22	557
RS Equity Dividend Fund, Class Y(5)	6	57
RS Global Natural Resources Fund, Class Y(5)	55	2,067
RS Growth Fund, Class Y(5)	42	518
RS Investment Quality Bond Fund, Class A(5)	6	58
RS Investors Fund, Class Y(5)	87	744
RS MidCap Opportunities Fund, Class Y(5)	34	405
RS Partners Fund, Class Y(5)	14	392
RS S&P 500 Index Fund, Class A(5)	6	57
RS Smaller Company Growth Fund, Class Y(5)	24	398
RS Technology Fund, Class Y(5)	18	257
RS Value Fund, Class Y(5)	34	802
Total Other Investments (Cost $8,635)		7,835
	Principal Amount	Value
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $6,291,350, due 4/1/2008, collateralized by FHLB, 3.60%, due 1/29/2010, with a value of $6,417,775	$6,291,000	6,291,000
Total Repurchase Agreements (Cost $6,291,000)		6,291,000
Total Investments — 100.1% (Cost $98,194,538)		101,728,272
Other Liabilities, Net — (0.1)%		(136,396)
Total Net Assets — 100.0%		$101,591,876

(1)	Non income-producing security.
(2)	The RS S&P 500 Index Fund schedule of investments is included herein.
(3)	Affiliated issuer.
(4)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts
S&P 500 INDEX	19	6/2008	$6,289	$(6,070)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$101,728,272	$(6,070)
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$101,728,272	$(6,070)

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond Fund

March 31, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 4.1%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$1,285,751	$1,207,934
Amresco Residential Securities Mortgage Loan Trust 1997-1 MIF 7.42% due 3/25/2027	23,308	23,253
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	1,048,200	1,051,971
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	161,596	148,916
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	444,171	429,828
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020(1)	63,257	60,631
GE Capital Credit Card Master Note Trust, Class A 2006-1 A 5.08% due 9/15/2012	615,000	629,700
Nissan Auto Receivables Owner Trust 2008-A A3 3.89% due 8/15/2011	670,000	671,146
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	254,585	245,205
2003-RS7 AI4 5.09% due 2/25/2031(1)	265,618	266,099
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023(1)	510,700	508,386
Total Asset Backed Securities (Cost $5,342,244)		5,243,069

	Principal Amount	Value
Collateralized Mortgage Obligations — 20.2%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	1,691,014	1,596,951
Banc of America Funding Corp. 2006-3 5A5 5.50% due 3/25/2036	969,822	917,350
Banc of America Mortgage Securities, Inc. 2004-F 2A6 4.145% due 7/25/2034(1)	330,000	323,754
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	1,136,049	1,118,299
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	863,755	828,632
2006-19CB A15 6.00% due 8/25/2036	984,803	990,256
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	722,182	722,145

March 31, 2008 (unaudited)	Principal Amount	Value
FHLMC
2663 VQ
5.00% due 6/15/2022	$400,000	$391,586
1534 Z
5.00% due 6/15/2023	477,384	483,247
2500 TD
5.50% due 2/15/2016	29,247	29,270
3227 PR
5.50% due 9/15/2035	2,300,000	2,332,701
FNMA
2006-45 AC
5.50% due 6/25/2036	479,691	488,816
2002-52 PB
6.00% due 2/25/2032	1,500,000	1,532,692
GNMA 1997-19 PG 6.50% due 12/20/2027	1,380,226	1,468,097
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	2,107,868	2,001,157
Mastr Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	918,000	859,625
Prime Mortgage Trust 2006-1 1A1 5.50% due 6/25/2036	1,120,781	1,086,457
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	976,357	999,546
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	1,401,394	1,319,102
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3
4.75% due 10/25/2018	1,500,000	1,501,803
2005-5 1A1
5.00% due 5/25/2020	1,614,500	1,573,634
2006-1 A3
5.00% due 3/25/2021	1,007,643	979,618
2003-2 A7
5.25% due 2/25/2018	1,350,000	1,255,706
2007-13 A7
6.00% due 9/25/2037	1,101,154	1,089,454
Total Collateralized Mortgage Obligations (Cost $26,307,933)		25,889,898

	Principal Amount	Value
Commercial Mortgage Backed Securities — 7.4%
Bear Stearns Commercial Mortgage Securities 2006-T24 AM 5.568% due 10/12/2041(1)	750,000	683,507
Chase Commercial Mortgage Securities Corp. 1998-2 A2 6.39% due 11/18/2030	248,492	249,021
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	1,500,000	1,471,770

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	$1,560,000	$1,711,046
GMAC Commercial Mortgage Securities, Inc. 2006 C1 AM 5.29% due 11/10/2045(1)	572,000	518,969
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1)	1,000,000	976,843
2005-LDP5 A4
5.179% due 12/15/2044(1)	720,000	717,809
2001-C1 A3
5.857% due 10/12/2035	1,000,000	1,016,743
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	1,040,894	1,073,469
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	1,110,000	1,093,892
Total Commercial Mortgage Backed Securities (Cost $9,531,678)		9,513,069

	Principal Amount	Value
Corporate Bonds — 18.3%
Aerospace & Defense — 0.3%
General Dynamics Corp. 4.50% due 8/15/2010	200,000	205,874
L-3 Communications Corp. 6.125% due 1/15/2014	250,000	243,750
		449,624
Automotive — 0.4%
DaimlerChrysler NA Holdings
4.05% due 6/4/2008	200,000	200,074
6.50% due 11/15/2013	80,000	84,327
TRW, Inc. 7.75% due 6/1/2029	150,000	181,825
		466,226
Building Materials — 0.3%
CRH America, Inc. 6.00% due 9/30/2016	350,000	333,023
		333,023
Computers — 0.2%
Computer Sciences Corp. 6.50% due 3/15/2018(2)	200,000	203,198
		203,198
Diversified Manufacturing — 0.5%
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	195,291
United Technologies Corp.
4.375% due 5/1/2010	100,000	102,510
4.875% due 5/1/2015	300,000	305,299
		603,100
Electric — 0.4%
Nevada Power Co. 6.65% due 4/1/2036	150,000	141,270

March 31, 2008 (unaudited)	Principal Amount	Value
PacifiCorp 5.25% due 6/15/2035	$100,000	$88,257
PPL Electric Utilities Corp. 6.45% due 8/15/2037	250,000	240,969
		470,496
Electronics — 0.1%
Koninklijke Philips Electronics NV 6.875% due 3/11/2038	150,000	160,001
		160,001
Energy — 0.7%
Anadarko Petroleum Corp. 6.45% due 9/15/2036	125,000	127,294
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	150,000	143,874
RAS Laffan Liquefied Natural Gas Co., Ltd. 3.437% due 9/15/2009(2)	176,400	177,450
Western Oil Sands, Inc. 8.375% due 5/1/2012	350,000	393,205
		841,823
Energy-Refining — 0.1%
Tosco Corp. 8.125% due 2/15/2030	125,000	157,282
		157,282
Entertainment — 0.4%
Time Warner, Inc. 7.57% due 2/1/2024	350,000	359,294
Viacom, Inc. 6.875% due 4/30/2036	200,000	192,591
		551,885
Finance Companies — 1.2%
Capital One Bank Co. 5.75% due 9/15/2010	200,000	194,298
CIT Group, Inc. 4.00% due 5/8/2008	200,000	196,373
General Electric Capital Corp. 6.75% due 3/15/2032	200,000	213,622
GMAC LLC 5.125% due 5/9/2008	400,000	397,653
Household Finance Corp. 6.375% due 11/27/2012	400,000	405,130
SLM Corp. 4.00% due 1/15/2009	200,000	180,085
		1,587,161
Financial — 1.3%
Bear Stearns Cos., Inc. 6.40% due 10/2/2017	100,000	98,740
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	400,000	388,837
5.625% due 1/15/2017	80,000	76,746
6.15% due 4/1/2018	200,000	199,703
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/2049(3)	200,000	126,500
Lehman Brothers Holdings, Inc. 6.50% due 7/19/2017	205,000	194,677
Merrill Lynch & Co. 6.05% due 8/15/2012	250,000	253,910
Morgan Stanley
4.00% due 1/15/2010	150,000	148,204
5.95% due 12/28/2017	200,000	193,291
		1,680,608

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Financial – Banks — 3.3%
American Express Bank FSB 6.00% due 9/13/2017	$250,000	$243,719
Bank of America Corp. 4.875% due 9/15/2012	400,000	405,824
Citigroup, Inc. 4.625% due 8/3/2010	400,000	399,757
City National Corp. 5.125% due 2/15/2013	300,000	295,290
Credit Suisse First Boston USA, Inc. 6.50% due 1/15/2012	200,000	212,593
Deutsche Bank AG London 6.00% due 9/1/2017	200,000	208,224
HSBC USA, Inc. 4.625% due 4/1/2014	200,000	192,941
J.P. Morgan Chase Capital XXII 6.45% due 2/2/2037	100,000	86,281
JPMorgan Chase & Co. 5.75% due 1/2/2013	200,000	208,934
JPMorgan Chase Bank N.A. 6.00% due 10/1/2017	500,000	521,111
PNC Bank N.A. 6.875% due 4/1/2018	200,000	203,393
Sovereign Bank, Inc. 5.125% due 3/15/2013	150,000	136,247
Wachovia Capital Trust III 5.80% due 3/15/2042(3)	300,000	213,750
Wachovia Corp.
5.25% due 8/1/2014	200,000	197,547
5.75% due 6/15/2017	200,000	194,120
Washington Mutual Bank, FA 5.65% due 8/15/2014	150,000	123,750
Wells Fargo Bank NA 5.75% due 5/16/2016	300,000	309,268
		4,152,749
Food & Beverage — 0.4%
Diageo Capital PLC 5.50% due 9/30/2016	125,000	126,350
Kellogg Co. 2.875% due 6/1/2008	300,000	299,674
Tesco PLC 6.15% due 11/15/2037(2)	100,000	96,909
		522,933
Health Care — 0.2%
Fisher Scientific International, Inc. 6.125% due 7/1/2015	200,000	199,187
		199,187
Home Construction — 0.1%
Ryland Group, Inc. 5.375% due 6/1/2008	100,000	99,981
		99,981
Insurance — 1.1%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	200,000	199,709
Allied World Assurance Co. Hldgs., Ltd. 7.50% due 8/1/2016	100,000	102,593
AXA SA 6.463% due 12/31/2049(2)(3)	200,000	160,523
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	100,000	94,731
MetLife, Inc. 6.40% due 12/15/2036	250,000	198,660
Symetra Financial Corp. 6.125% due 4/1/2016(2)	300,000	280,135

March 31, 2008 (unaudited)	Principal Amount	Value
UnitedHealth Group, Inc. 6.50% due 6/15/2037	$125,000	$114,370
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(2)	300,000	302,976
		1,453,697
Iron-Steel — 0.2%
Nucor Corp. 5.75% due 12/1/2017	300,000	310,540
		310,540
Media – Cable — 0.5%
Comcast Cable Communications, Inc. 6.875% due 6/15/2009	250,000	258,153
Comcast Corp.
6.45% due 3/15/2037	150,000	141,351
6.50% due 1/15/2017	100,000	102,132
Time Warner Cable, Inc. 5.85% due 5/1/2017	200,000	191,442
		693,078
Media – NonCable — 0.1%
News America Holdings, Inc. 8.00% due 10/17/2016	150,000	172,197
		172,197
Metals & Mining — 0.3%
Noranda, Inc. 6.00% due 10/15/2015	200,000	197,497
Steel Dynamics, Inc. 6.75% due 4/1/2015	150,000	147,000
Vale Overseas Ltd. 6.25% due 1/23/2017	100,000	99,588
		444,085
Natural Gas-Pipelines — 0.1%
Enterprise Products Operating LP 8.375% due 8/1/2066(1)	100,000	97,336
		97,336
Oil & Gas — 0.3%
Pemex Project Funding Master Trust 5.75% due 3/1/2018(2)	175,000	178,567
Petrobras International Finance Co. 5.875% due 3/1/2018	250,000	240,636
		419,203
Oil & Gas Services — 0.2%
Weatherford International Ltd. 5.15% due 3/15/2013	200,000	200,174
		200,174
Paper & Forest Products — 0.1%
Weyerhaeuser Co. 6.75% due 3/15/2012	75,000	78,857
		78,857
Pharmaceuticals — 0.4%
Amgen, Inc. 5.85% due 6/1/2017	100,000	99,921
Astrazeneca PLC 6.45% due 9/15/2037	150,000	160,947
Genentech, Inc. 4.75% due 7/15/2015	150,000	150,683
Wyeth 5.95% due 4/1/2037	125,000	122,132
		533,683

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Railroads — 0.3%
Norfolk Southern Corp. 6.75% due 2/15/2011	$300,000	$322,921
		322,921
Real Estate Investment Trusts — 1.1%
ERP Operating LP 5.375% due 8/1/2016	200,000	177,563
Highwoods Realty Ltd. 5.85% due 3/15/2017	150,000	128,130
Liberty Property LP 7.25% due 3/15/2011	200,000	210,388
PPF Funding, Inc. 5.35% due 4/15/2012(2)	200,000	195,658
Regency Centers LP 6.75% due 1/15/2012	100,000	101,757
Simon Property Group LP 5.25% due 12/1/2016	200,000	181,646
USB Realty Corp. 6.091% due 12/22/2049(2) (3)	250,000	162,500
Westfield Group 5.40% due 10/1/2012(2)	250,000	243,228
		1,400,870
Retailers — 0.2%
CVS Caremark Corp. 5.75% due 6/1/2017	125,000	126,945
Wal-Mart Stores, Inc. 4.50% due 7/1/2015	150,000	149,099
		276,044
Technology — 0.4%
Cisco Systems, Inc. 5.50% due 2/22/2016	125,000	129,326
International Business Machines Corp. 5.70% due 9/14/2017	100,000	104,756
National Semiconductor Corp. 6.60% due 6/15/2017	250,000	247,765
		481,847
Utilities-Electric — 1.0%
Alabama Power Co. 5.65% due 3/15/2035	300,000	270,101
Exelon Corp. 4.45% due 6/15/2010	200,000	202,052
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	173,860
Pacific Gas & Electric Co. 6.05% due 3/1/2034	100,000	98,033
Potomac Edison Co. 5.35% due 11/15/2014	300,000	302,808
Public Service Electric Gas Co. 5.125% due 9/1/2012	200,000	206,818
		1,253,672
Utilities-Electric & Water — 0.4%
Public Service Co. of New Mexico 4.40% due 9/15/2008	500,000	498,954
		498,954
Wireless Communications — 0.5%
New Cingular Wireless Services, Inc. 8.125% due 5/1/2012	400,000	447,637
Sprint Capital Corp. 6.90% due 5/1/2019	200,000	157,500
Vodafone Group PLC 6.15% due 2/27/2037	100,000	93,209
		698,346

March 31, 2008 (unaudited)	Principal Amount	Value
Wireline Communications — 1.2%
AT&T, Inc. 6.30% due 1/15/2038	$150,000	$145,039
Deutsche Telekom International Finance BV 8.25% due 6/15/2030(1)	250,000	299,896
France Telecom S.A.
7.75% due 3/1/2011(1)	325,000	352,411
8.50% due 3/1/2031(1)	115,000	142,473
Telecom Italia Capital 5.25% due 10/1/2015	150,000	136,276
Verizon Communications, Inc.
5.55% due 2/15/2016	225,000	223,852
6.40% due 2/15/2038	250,000	243,393
		1,543,340
Total Corporate Bonds (Cost $23,887,489)		23,358,121

	Principal Amount	Value
Mortgage Pass-Through Securities — 20.9%
FHLMC
5.50% due 9/1/2034 -12/1/2036	5,374,221	5,436,120
FNMA
5.00% due 4/1/2034 -5/1/2037	3,980,433	3,946,229
5.00% 30 yr TBA	1,250,000	1,237,110
5.50% 30 yr TBA	5,000,000	5,046,875
5.50% due 4/1/2022 -7/1/2037	2,559,802	2,592,063
5.767% due 12/1/2036(1)	898,013	913,199
6.00% due 8/1/2021	597,097	615,161
6.19% due 8/1/2046(1)	809,592	831,911
6.50% due 1/1/2013 -11/1/2037	3,678,782	3,816,039
7.00% due 2/1/2009 -6/1/2032	311,831	330,558
7.50% due 5/1/2027 -2/1/2031	244,189	264,168
8.00% due 6/1/2030 -9/1/2030	86,562	93,815
GNMA
5.50% 30 yr TBA	925,000	942,922
6.00% due 12/15/2033	221,917	229,839
6.50% due 4/15/2033	389,537	406,924
Total Mortgage Pass-Through Securities (Cost $26,295,708)		26,702,933

	Principal Amount	Value
Municipal Bonds — 0.5%
Connecticut State Series F 5.00% due 12/1/2021	300,000	317,928
New York State Dormitory Authority Columbia University-Series C 5.00% due 7/1/2025	300,000	309,618
Total Municipal Bonds (Cost $624,669)		627,546

	Principal Amount	Value
Sovereign Debt Securities — 0.6%
Pemex Project Funding Master Trust 7.875% due 2/1/2009	350,000	362,488
Quebec Province 4.60% due 5/26/2015	250,000	262,245

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
United Mexican States 4.625% due 10/8/2008	$100,000	$100,700
Total Sovereign Debt Securities (Cost $700,173)		725,433

	Principal Amount	Value
Taxable Municipal Securities — 0.2%
Oregon — 0.2%
Oregon School Board Association 4.759% due 6/30/2028	200,000	184,320
		184,320
Total Taxable Municipal Securities (Cost $200,000)		184,320

	Principal Amount	Value
U.S. Government Securities — 23.1%
U.S. Government Agency Securities — 5.6%
FHLB 5.125% due 7/17/2018	2,590,000	2,593,263
FHLMC 5.00% due 7/2/2018	1,418,000	1,418,417
FNMA
4.375% due 7/17/2013	1,850,000	1,940,979
4.625% due 10/15/2013	1,150,000	1,219,275
		7,171,934
U.S. Treasury Bonds — 2.5%
U.S. Treasury Bonds
5.00% due 5/15/2037	1,880,000	2,103,103
7.25% due 8/15/2022	360,000	481,078
8.00% due 11/15/2021	200,000	282,094
8.125% due 8/15/2019	225,000	313,436
		3,179,711
U.S. Treasury Notes — 15.0%
U.S. Treasury Notes
2.75% due 2/28/2013	4,119,000	4,175,636
2.875% due 1/31/2013	1,995,000	2,033,498
3.50% due 2/15/2018	109,000	109,630
3.625% due 12/31/2012	4,010,000	4,225,225
3.875% due 10/31/2012	3,030,000	3,221,033
4.25% due 9/30/2012 -11/15/2017	4,179,000	4,478,734
4.50% due 5/15/2017	415,000	450,988
4.75% due 8/15/2017	510,000	564,267
		19,259,011
Total U.S. Government Securities (Cost $28,334,321)		29,610,656

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	20	805
RS Emerging Growth Fund, Class Y(4)	22	714
RS Emerging Markets Fund, Class A(4)	22	548
RS Equity Dividend Fund, Class Y(4)	8	67
RS Global Natural Resources Fund, Class Y(4)	53	2,004
RS Growth Fund, Class Y(4)	39	479

March 31, 2008 (unaudited)	Shares	Value
RS Investors Fund, Class Y(4)	80	$685
RS MidCap Opportunities Fund, Class Y(4)	30	363
RS Partners Fund, Class Y(4)	14	405
RS S&P 500 Index Fund, Class A(4)	7	67
RS Smaller Company Growth Fund, Class Y(4)	23	389
RS Technology Fund, Class Y(4)	18	246
RS Value Fund, Class Y(4)	35	809
Total Other Investments (Cost $8,228)		7,581

	Principal Amount	Value
Short-Term Investments — 0.7%
Toyota Motor Credit 2.45% due 4/21/2008	$950,000	948,707
Total Short-Term Investments (Cost $948,707)		948,707

	Principal Amount	Value
Repurchase Agreements — 9.6%
State Street Bank and Trust Co. Repurchase Agreement, 2.0% dated 3/31/2008, maturity value of $12,304,684, due 4/1/2008, collateralized by FHLMC, 5.5%, due 3/19/2017, with a value of $12,550,651.	12,304,000	12,304,000
Total Repurchase Agreements (Cost $12,304,000)		12,304,000
Total Investments — 105.6% (Cost $134,485,150)		135,115,333
Other Liabilities, Net — (5.6)%		(7,187,231)
Total Net Assets — 100.0%		$127,928,102

(1)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2008.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $5,473,982, representing 4.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$42,285,182
Level 2 – Significant Other Observable Inputs	92,830,151
Level 3 – Significant Unobservable Inputs	—
Total	$135,115,333

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Low Duration Bond Fund

March 31, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 18.5%
American Express Credit Account Master Trust 2004-3 A 4.35% due 12/15/2011	$360,000	$364,441
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	292,412	274,714
Bank One Issuance Trust 2003-A7 A7 3.35% due 3/15/2011	340,000	340,314
Capital Auto Receivables Asset Trust 2006-SN1A A3 5.31% due 10/20/2009(2)	520,000	523,098
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	323,416	324,580
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	406,299	374,416
Chase Issuance Trust 2007-A15 A 4.96% due 9/17/2012	580,000	597,669
Chase Manhattan Auto Owner Trust 2005-A A3 3.87% due 6/15/2009	123,067	123,289
Citibank Credit Card Master Trust I 1999-2 A 5.875% due 3/10/2011	550,000	563,417
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	332,890	322,141
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020(1)	87,469	83,838
Detroit Edison Securitization Funding LLC 2001-1 A4 6.19% due 3/1/2013	240,000	251,457
Ford Credit Auto Owner Trust 2005-B A4 4.38% due 1/15/2010	388,564	388,932
GE Capital Credit Card Master Note Trust 2006-1 A 5.08% due 9/15/2012	370,000	378,844
Nissan Auto Receivables Owner Trust 2008-A A3 3.89% due 8/15/2011	380,000	380,650
Peco Energy Transition Trust 2000-A A4 7.65% due 3/1/2010	365,000	385,175
PSE&G Transition Funding LLC 2001-1 A5 6.45% due 3/15/2013	500,000	531,350
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	432,795	416,848
2002-RS4 AI5
6.163% due 8/25/2032(1)	40,840	35,343
World Omni Auto Receivables Trust 2005-A A4 3.82% due 11/12/2011	530,612	531,833
Total Asset Backed Securities (Cost $7,165,688)		7,192,349

March 31, 2008 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations — 8.4%
Banc of America Mortgage Securities, Inc. 2004-F 2A6 4.145% due 7/25/2034(1)	$360,000	$353,186
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	282,818	271,317
FHLMC
2598 QC
4.50% due 6/15/2027	273,580	274,084
1534 Z
5.00% due 6/15/2023	199,536	201,987
2500 TD
5.50% due 2/15/2016	30,330	30,354
20 H
5.50% due 10/25/2023	91,027	94,275
1650 J
6.50% due 6/15/2023	176,431	178,350
FNMA
2003-24 PU
3.50% due 11/25/2015	182,919	181,982
2003-63 GU
4.00% due 7/25/2033	128,937	129,163
2005-39 CL
5.00% due 12/25/2021	340,000	347,132
2003-13 ME
5.00% due 2/25/2026	139,509	139,758
2006-45 AC
5.50% due 6/25/2036	153,975	156,904
2002-52 PB
6.00% due 2/25/2032	475,000	485,352
GNMA 2002-93 NV 4.75% due 2/20/2032	37,784	37,812
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	179,559	170,469
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	161,944	165,790
Wells Fargo Mortgage-Backed Securities Trust 2005-14 2A1 5.50% due 12/25/2035	56,650	55,199
Total Collateralized Mortgage Obligations (Cost $3,270,876)		3,273,114

	Principal Amount	Value
Commercial Mortgage Backed Securities — 11.2%
Chase Commercial Mortgage Securities Corp. 1998-2 A2 6.39% due 11/18/2030	509,205	510,289
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	368,823	372,699
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	250,000	245,295
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	490,000	537,444

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Low Duration Bond Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. 1999-C2 A2 6.945% due 9/15/2033	$275,061	$278,899
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2 4.305% due 8/10/2042	336,000	331,466
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	380,000	377,450
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1
3.053% due 1/15/2038	324,333	318,097
2001-C1 A3
5.857% due 10/12/2035	345,000	350,776
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	303,266	312,757
LB UBS Commercial Mortgage Trust 2003-C1 A2 3.323% due 3/15/2027	19,796	19,621
Morgan Stanley Capital I 1999-RM1 E 6.990% due 12/15/2031(1)	690,000	696,976
Total Commercial Mortgage Backed Securities (Cost $4,391,632)		4,351,769

	Principal Amount	Value
Corporate Bonds — 18.9%
Diversified Financial Services — 0.8%
Citigroup, Inc. 4.25% due 7/29/2009	300,000	299,574
		299,574
Electric — 2.6%
Alabama Power Co. 5.375% due 10/1/2008	350,000	352,578
Entergy Gulf States, Inc. 3.60% due 6/1/2008	350,000	349,121
Pacific Gas & Electric 3.60% due 3/1/2009	300,000	299,258
		1,000,957
Energy — 1.6%
Anadarko Petroleum Corp. 3.25% due 5/1/2008	500,000	499,882
RAS Laffan Liquefied Natural Gas Co., Ltd. 3.437% due 9/15/2009(2)	132,300	133,087
		632,969
Finance Companies — 3.4%
CIT Group, Inc. 4.00% due 5/8/2008	200,000	196,373
General Electric Capital Corp. 3.50% due 2/2/2009	350,000	351,135
Popular NA, Inc. 3.875% due 10/1/2008	300,000	298,917
SLM Corp. 4.00% due 1/15/2009	150,000	135,064
Textron Financial Corp. 5.125% due 11/1/2010	350,000	364,033
		1,345,522

March 31, 2008 (unaudited)	Principal Amount	Value
Financial — 0.8%
Morgan Stanley 3.875% due 1/15/2009	$300,000	$299,884
		299,884
Food & Beverage — 0.9%
Pepsi Bottling Holdings, Inc. 5.625% due 2/17/2009(2)	350,000	357,084
		357,084
Home Construction — 0.3%
Ryland Group, Inc. 5.375% due 6/1/2008	100,000	99,981
		99,981
Insurance — 0.5%
Unum Group 5.859% due 5/15/2009	200,000	205,944
		205,944
Media - Cable — 2.6%
Comcast Corp.
5.45% due 11/15/2010	350,000	360,665
7.625% due 4/15/2008	300,000	300,351
Cox Communications, Inc. 4.625% due 1/15/2010	350,000	350,168
		1,011,184
Natural Gas-Distributors — 0.8%
ONEOK, Inc. 7.125% due 4/15/2011	290,000	309,930
		309,930
Paper & Forest Products — 1.5%
International Paper Co. 3.80% due 4/1/2008	300,000	300,000
Packaging Corp. of America 4.375% due 8/1/2008	300,000	300,189
		600,189
Retailers — 1.7%
CVS Caremark Corp. 4.00% due 9/15/2009	350,000	350,153
Federated Department Stores, Inc. 6.625% due 9/1/2008	305,000	306,417
		656,570
Utilities-Electric & Water — 0.6%
Public Service Co. of New Mexico 4.40% due 9/15/2008	250,000	249,477
		249,477
Wireline Communications — 0.8%
Telecom Italia Capital 4.00% due 11/15/2008	300,000	297,246
		297,246
Total Corporate Bonds (Cost $7,315,044)		7,366,511

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Low Duration Bond Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Security — 0.7%
FNMA 6.19% due 8/1/2046(1)	$283,509	$291,324
Total Mortgage Pass-Through Security (Cost $286,229)		291,324

	Principal Amount	Value
Sovereign Debt Security — 0.8%
United Mexican States 4.625% due 10/8/2008	300,000	302,100
Total Sovereign Debt Security (Cost $298,995)		302,100

	Principal Amount	Value
U.S. Government Securities — 40.3%
U.S. Government Agency Securities — 20.4%
FHLMC
4.00% due 12/15/2009	1,380,000	1,419,624
5.00% due 6/11/2009	1,350,000	1,393,207
FNMA
3.875% due 2/15/2010	920,000	947,193
5.00% due 10/15/2011 -2/16/2012	1,210,000	1,299,011
5.125% due 7/13/2009 -4/15/2011	2,700,000	2,852,269
		7,911,304
U.S. Treasury Notes — 19.9%
U.S. Treasury Notes
2.00% due 2/28/2010	1,620,000	1,631,264
2.125% due 1/31/2010	1,220,000	1,230,390
3.25% due 12/31/2009	390,000	400,755
3.375% due 11/30/2012	515,000	536,526
3.50% due 2/15/2010	310,000	320,826
3.625% due 12/31/2012	115,000	121,172
4.00% due 8/31/2009	65,000	67,224
4.50% due 5/15/2010	535,000	567,685
4.625% due 7/31/2012	608,000	664,620
4.75% due 5/31/2012	255,000	279,703
4.875% due 5/31/2011	1,050,000	1,145,976
5.00% due 2/15/2011	720,000	785,475
		7,751,616
Total U.S. Government Securities (Cost $15,125,146)		15,662,920

March 31, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	6	$252
RS Emerging Growth Fund, Class Y(3)	7	222
RS Emerging Markets Fund, Class A(3)	7	171
RS Equity Dividend Fund, Class Y(3)	2	21
RS Global Natural Resources Fund, Class Y(3)	17	627
RS Growth Fund, Class Y(3)	12	150
RS Investment Quality Bond Fund, Class A(3)	2	21
RS Investors Fund, Class Y(3)	25	215
RS MidCap Opportunities Fund, Class Y(3)	10	114
RS Partners Fund, Class Y(3)	5	127
RS S&P 500 Index Fund, Class A(3)	2	20
RS Smaller Company Growth Fund, Class Y(3)	7	122
RS Technology Fund, Class Y(3)	6	77
RS Value Fund, Class Y(3)	11	252
Total Other Investments (Cost $2,596)		2,391

	Principal Amount	Value
Repurchase Agreements — 1.2%
State Street Bank and Trust Co. Repurchase Agreement, 2.00%, dated 3/31/2008, maturity value of $447,025, due 4/1/2008, collateralized by FHLMC, 3.63%, due 9/15/2008, with a value of $458,413.	$447,000	447,000
Total Repurchase Agreements (Cost $447,000)		447,000
Total Investments — 100.0% (Cost $38,303,206)		38,889,478
Other Liabilities, Net — 0.0%		13,841
Total Net Assets — 100.0%		$38,903,319

(1)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2008.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $1,796,008, representing 4.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$16,414,412
Level 2 – Significant Other Observable Inputs	22,475,066
Level 3 – Significant Unobservable Inputs	—
Total	$38,889,478

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Corporate Bonds — 86.8%
Advertising — 0.6%
Lamar Media Corp. Sr. Nt. 6.625% due 8/15/2015	Ba3/BB-	$500,000	$440,000
			440,000
Aerospace & Defense — 1.7%
Communications & Power Industries, Inc. Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B-	490,000	480,200
DRS Technologies, Inc. Sr. Sub. Nt. 7.625% due 2/1/2018	B3/B	520,000	520,000
L-3 Communications Corp. Sr. Sub. Nt.
5.875% due 1/15/2015	Ba3/BB+	180,000	172,350
6.375% due 10/15/2015	Ba3/BB+	200,000	195,500
			1,368,050
Auto Parts & Equipment — 0.2%
Tenneco, Inc. Sr. Nt. 8.125% due 11/15/2015(1)	B2/B+	180,000	178,650
			178,650
Automotive — 7.4%
American Axle & Manufacturing, Inc. Sr. Nt. 7.875% due 3/1/2017	Ba3/BB	150,000	127,125
Ford Motor Credit Co. Nt.
6.75% due 8/15/2008	B1/B	800,000	788,719
Sr. Nt.
7.25% due 10/25/2011	NR/NR	1,400,000	1,149,994
8.00% due 12/15/2016	B1/B	700,000	547,963
9.75% due 9/15/2010	B1/B	538,000	479,236
9.875% due 8/10/2011	B1/B	570,000	508,299
General Motors Corp.
Nt.
6.375% due 5/1/2008	Caa1/B-	1,000,000	990,000
Sr. Deb.
8.375% due 7/15/2033	Caa1/B-	880,000	620,400
Goodyear Tire & Rubber Co. Sr. Nt.
8.625% due 12/1/2011	Ba3/BB-	91,000	95,436
8.663% due 12/1/2009(2)	Ba3/BB-	140,000	139,125
TRW Automotive, Inc. 7.25% due 3/15/2017(1)	Ba3/BB	437,000	397,670
			5,843,967
Building Materials — 0.6%
Norcraft Cos. L.P. Sr. Sub. Nt. 9.00% due 11/1/2011	B1/B+	500,000	503,750
			503,750
Chemicals — 1.8%
Koppers, Inc. Sr. Nt. 9.875% due 10/15/2013	B2/B+	398,000	417,900

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Momentive Performance Materials, Inc. Sr. Nt. 9.75% due 12/1/2014(2)	B3/B	$620,000	$556,450
Nalco Co. Sr. Sub. Nt. 8.875% due 11/15/2013	B3/B-	410,000	421,275
			1,395,625
Construction Machinery — 1.4%
Ashtead Capital, Inc. Nt. 9.00% due 8/15/2016(1)	B1/B	300,000	243,000
Ashtead Holdings PLC Sr. Nt. 8.625% due 8/1/2015(1)	B1/B	200,000	160,000
Titan International, Inc. Sr. Nt. 8.00% due 1/15/2012	Caa1/B-	160,000	156,800
United Rentals NA, Inc. Sr. Sub. Nt. 7.75% due 11/15/2013	B3/B	640,000	521,600
			1,081,400
Consumer Products — 0.5%
Elizabeth Arden, Inc. Sr. Sub. Nt. 7.75% due 1/15/2014	B1/B+	410,000	389,500
			389,500
Diversified Financial Services — 1.9%
GMAC LLC Sr. Nt. 6.875% due 9/15/2011	B1/B+	720,000	551,062
Rainbow National Services LLC 8.75% due 9/1/2012(1)	B1/BB	930,000	950,925
			1,501,987
Diversified Manufacturing — 0.1%
ESCO Corp. Sr. Nt. 8.625% due 12/15/2013(1)	B2/B	90,000	87,300
			87,300
Electric — 4.7%
Dynegy Holdings, Inc. Sr. Nt. 7.75% due 6/1/2019	B2/B	450,000	420,750
Edison Mission Energy Sr. Nt. 7.00% due 5/15/2017	B1/BB-	350,000	348,250
NRG Energy, Inc. Sr. Nt. 7.375% due 1/15/2017	B1/B	645,000	627,262
Reliant Energy, Inc. Sr. Nt.
7.625% due 6/15/2014	B3/B	360,000	357,300
7.875% due 6/15/2017	B3/B	180,000	179,100
Sierra Pacific Resources Sr. Nt. 8.625% due 3/15/2014	Ba3/BB-	557,000	584,884
Texas Competitive Electric Holdings Co. LLC 10.25% due 11/1/2015(1)	B3/CCC	1,260,000	1,255,275
			3,772,821

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Electrical Components & Equipment — 0.2%
Belden, Inc. Sr. Sub. Nt. 7.00% due 3/15/2017	Ba1/BB-	$175,000	$168,875
			168,875
Energy — 8.6%
Allis-Chalmers Energy, Inc. Sr. Nt. 9.00% due 1/15/2014	B2/B	250,000	227,500
Basic Energy Services, Inc. Sr. Nt. 7.125% due 4/15/2016	B1/BB-	200,000	190,500
Chaparral Energy, Inc. Sr. Nt. 8.50% due 12/1/2015	Caa1/CCC+	865,000	752,550
Chesapeake Energy Corp. Sr. Nt. 7.625% due 7/15/2013	Ba3/BB	300,000	307,500
Cimarex Energy Co. Sr. Nt. 7.125% due 5/1/2017	B1/BB-	285,000	282,862
Compagnie Generale de Geophysique-Veritas Sr. Nt. 7.75% due 5/15/2017	Ba3/BB	85,000	86,275
Complete Production Services, Inc. Sr. Nt. 8.00% due 12/15/2016	B2/BB-	180,000	172,800
El Paso Corp. Sr. Nt. 7.00% due 6/15/2017	Ba3/BB-	540,000	555,395
Encore Acquisition Co. Sr. Sub. Nt. 7.25% due 12/1/2017	B1/B	600,000	573,000
Hilcorp Energy I L.P. Sr. Nt.
7.75% due 11/1/2015(1)	B3/B+	165,000	154,688
9.00% due 6/1/2016(1)	B3/B+	200,000	201,500
Mariner Energy, Inc. Sr. Nt. 8.00% due 5/15/2017	B3/B	285,000	272,175
OPTI Canada, Inc. Sr. Sec. Nt.
7.875% due 12/15/2014	B1/BB+	200,000	195,500
8.25% due 12/15/2014	B1/BB+	615,000	608,850
Peabody Energy Corp. 6.875% due 3/15/2013	Ba1/BB	540,000	548,100
Pride International, Inc. Sr. Nt. 7.375% due 7/15/2014	Ba2/BB+	219,000	227,760
Southwestern Energy Co. Sr. Nt. 7.50% due 2/1/2018(1)	Ba2/BB+	720,000	745,200
Western Oil Sands, Inc. 8.375% due 5/1/2012	Baa1/BBB+	298,000	334,786
Whiting Petroleum Corp. Sr. Sub. Nt. 7.00% due 2/1/2014	B1/B	400,000	396,000
			6,832,941

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Energy-Refining — 0.4%
Petroplus Finance Ltd. Sr. Nt.
6.75% due 5/1/2014(1)	B1/BB-	$90,000	$82,125
7.00% due 5/1/2017(1)	B1/BB-	265,000	236,513
			318,638
Environmental — 0.4%
Allied Waste NA, Inc. Sr. Nt. 7.875% due 4/15/2013	B1/BB	335,000	344,631
			344,631
Financial - Banks — 0.7%
CIT Group, Inc. 4.00% due 5/8/2008	A3/A-	580,000	569,481
			569,481
Food & Beverage — 3.3%
Aramark Corp. Sr. Nt.
6.739% due 2/1/2015(2)	B3/B	135,000	119,138
8.50% due 2/1/2015	B3/B	855,000	857,137
ASG Consolidated LLC Sr. Disc. Nt. 0.00/11.50% due 11/1/2011(3)	B3/B+	550,000	495,000
Constellation Brands, Inc. Sr. Nt. 7.25% due 5/15/2017	Ba3/BB-	360,000	349,200
Michael Foods, Inc. Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B-	808,000	787,800
			2,608,275
Gaming — 5.2%
Boyd Gaming Corp. Sr. Sub. Nt.
6.75% due 4/15/2014	B1/BB	600,000	492,000
7.125% due 2/1/2016	B1/BB	400,000	322,000
Buffalo Thunder Development Authority Sr. Sec. Nt. 9.375% due 12/15/2014(1)	B2/B	140,000	105,000
MGM Mirage, Inc. Sr. Nt. 7.50% due 6/1/2016	Ba2/BB	1,230,000	1,107,000
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014(1)	B3/B	186,000	196,230
Seminole Hard Rock Entertainment, Inc. Sr. Sec. Nt. 5.30% due 3/15/2014(1)(2)	B1/BB	85,000	67,363
Seneca Gaming Corp. Sr. Nt. 7.25% due 5/1/2012	Ba2/BB	705,000	664,462
Shingle Springs Tribal Gaming Authority Sr. Nt. 9.375% due 6/15/2015(1)	B3/B	350,000	309,750

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Snoqualmie Entertainment Authority Nt. 9.125% due 2/1/2015(1)	B3/B	$985,000	$842,175
			4,105,980
Health Care — 8.4%
Alliance Imaging, Inc. Sr. Sub. Nt. 7.25% due 12/15/2012	B3/B-	1,060,000	996,400
Community Health Systems, Inc. 8.875% due 7/15/2015	B3/B	930,000	933,487
DaVita, Inc. 7.25% due 3/15/2015	B2/B	570,000	555,750
Fresenius Medical Care Capital Tr. 7.875% due 6/15/2011	B1/BB	570,000	591,375
HCA, Inc. Sr. Nt.
6.75% due 7/15/2013	Caa1/B-	570,000	504,450
Sec. Nt.
9.125% due 11/15/2014	B2/BB-	1,422,000	1,464,660
9.25% due 11/15/2016	B2/BB-	1,130,000	1,172,375
Health Management Associates, Inc. Sr. Nt. 6.125% due 4/15/2016	NR/BB-	550,000	464,750
			6,683,247
Home Construction — 0.5%
Meritage Homes Corp. Sr. Nt.
6.25% due 3/15/2015	B1/BB-	350,000	262,500
7.00% due 5/1/2014	B1/BB-	180,000	136,350
			398,850
Industrial-Other — 0.2%
Baldor Electric Co. Sr. Nt. 8.625% due 2/15/2017	B3/B	160,000	158,400
			158,400
Insurance — 0.5%
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(1)	Ba1/BB+	400,000	403,968
			403,968
Iron-Steel — 1.0%
Steel Dynamics, Inc. Sr. Nt. 7.375% due 11/1/2012(1)	Ba2/BB+	800,000	808,000
			808,000
Lodging — 1.6%
Harrah’s Operating Co., Inc. 10.75% due 2/1/2016(1)	B3/B+	540,000	454,950
Host Marriott L.P. Sr. Nt. Ser. O 6.375% due 3/15/2015	Ba1/BB	900,000	837,000
			1,291,950
Media - Cable — 4.7%
Cablevision Systems Corp. Sr. Nt. 8.00% due 4/15/2012(2)	B2/B+	910,000	884,975

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Charter Communications Holdings II LLC Sr. Nt. 10.25% due 9/15/2010	Caa2/CCC	$1,140,000	$1,037,400
Charter Communications Operating LLC Sr. Sec. Nt.
8.00% due 4/30/2012(1)	B3/B-	372,000	341,310
10.875% due 9/15/2014(1)	B3/B-	140,000	137,900
CSC Holdings, Inc. Sr. Nt. Ser. B 7.625% due 4/1/2011	B1/BB	400,000	395,500
Mediacom LLC Sr. Nt. 9.50% due 1/15/2013	B3/B-	400,000	368,000
Sinclair Television Group, Inc. 8.00% due 3/15/2012	Ba3/BB-	540,000	545,400
Virgin Media Finance PLC Sr. Nt. 9.125% due 8/15/2016	B2/B-	50,000	44,750
			3,755,235
Media - NonCable — 5.8%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	B1/B	1,120,000	1,052,800
Bonten Media Acquisition Co. Sr. Sub. Nt. 9.00% due 6/1/2015(1)(4)	Caa1/CCC+	285,000	219,450
DirecTV Holdings LLC Sr. Nt.
6.375% due 6/15/2015	Ba3/BB-	388,000	361,810
8.375% due 3/15/2013	Ba3/BB-	635,000	643,731
EchoStar DBS Corp. Sr. Nt.
6.375% due 10/1/2011	Ba3/BB-	365,000	350,400
6.625% due 10/1/2014	Ba3/BB-	295,000	268,450
Hughes Network Systems LLC Sr. Nt. 9.50% due 4/15/2014	B1/B-	100,000	99,500
Idearc, Inc. Sr. Nt. 8.00% due 11/15/2016	B2/BB-	540,000	349,650
Mediacom Broadband LLC Sr. Nt. 8.50% due 10/15/2015	B3/B-	150,000	126,000
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016(1)	B2/B	540,000	492,750
R.H. Donnelley Corp. Sr. Disc. Nt. Ser. A-1
6.875% due 1/15/2013	B3/B	140,000	85,400
Sr. Disc. Nt. Ser. A-2
6.875% due 1/15/2013	B3/B	440,000	268,400
Sr. Nt. Ser. A-4
8.875% due 10/15/2017(1)	B3/B	455,000	284,375
			4,602,716

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt.
8.25% due 4/1/2015	Ba2/BB	$175,000	$184,625
8.375% due 4/1/2017	Ba2/BB	535,000	567,769
			752,394
Natural Gas-Distributors — 1.0%
Amerigas Partners L.P. Sr. Nt.
7.125% due 5/20/2016	B1/NR	600,000	588,000
7.25% due 5/20/2015	B1/NR	245,000	241,325
			829,325
Natural Gas-Pipelines — 1.9%
El Paso Performance-Linked Tr. Nt. 7.75% due 7/15/2011(1)	Ba3/BB	200,000	204,488
MarkWest Energy Partners L.P. Sr. Nt. Ser. B 8.50% due 7/15/2016	B2/B	600,000	604,500
SemGroup L.P. Sr. Nt. 8.75% due 11/15/2015(1)	B1/NR	760,000	695,400
			1,504,388
Noncaptive Consumer — 2.5%
ACE Cash Express, Inc. Sr. Nt. 10.25% due 10/1/2014(1)(5)	Caa1/B-	575,000	468,625
Residential Capital LLC
3.49% due 6/9/2008(2)	B2/B	1,130,000	892,700
8.125% due 11/21/2008(2)	B2/B	560,000	386,400
8.50% due 6/1/2012(2)	B2/B	560,000	274,400
			2,022,125
Oil & Gas — 0.7%
Chesapeake Energy Corp. 6.875% due 1/15/2016	Ba3/BB	360,000	356,400
Key Energy Services, Inc. Sr. Nt. 8.375% due 12/1/2014(1)	B1/B+	180,000	179,550
			535,950
Packaging — 1.3%
Crown Americas LLC Sr. Nt.
7.625% due 11/15/2013	B1/B	180,000	183,600
7.75% due 11/15/2015	B1/B	800,000	822,000
			1,005,600
Paper & Forest Products — 3.5%
Abitibi-Consol of Canada Sr. Sec. Nt. 13.75% due 4/1/2011(1)	B1/B+	290,000	296,525
Caraustar Inds., Inc. Nt. 7.375% due 6/1/2009	Caa2/B-	1,170,000	795,600
Catalyst Paper Corp. Sr. Nt. Ser. D 8.625% due 6/15/2011	B2/B-	135,000	112,388

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Graphic Packaging International, Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B-	$1,022,000	$981,120
Rock-Tenn Co. Sr. Nt.
8.20% due 8/15/2011	Ba3/BB	360,000	369,000
9.25% due 3/15/2016(1)	Ba3/BB-	180,000	186,300
			2,740,933
Retailers — 0.4%
Autonation, Inc. Sr. Nt.
6.258% due 4/15/2013(2)	Ba2/BB+	50,000	41,000
7.00% due 4/15/2014	Ba2/BB+	100,000	88,750
Rent-A-Center Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	B2/B+	200,000	185,000
			314,750
Services — 1.1%
NCO Group, Inc. Sr. Nt.
7.94% due 11/15/2013(2)	B3/B-	330,000	267,300
Sr. Sub. Nt.
11.875% due 11/15/2014	Caa1/B-	180,000	138,600
Travelport LLC Sr. Nt. 7.701% due 9/1/2014(2)	B3/B	600,000	486,000
			891,900
Supermarkets — 0.6%
Delhaize America, Inc. Debt. 9.00% due 4/15/2031	Baa3/BBB-	370,000	445,298
			445,298
Technology — 3.4%
Amkor Technologies, Inc. Sr. Nt. 7.75% due 5/15/2013	B1/B+	890,000	812,125
Freescale Semiconductor, Inc. Sr. Nt.
6.675% due 12/15/2014(2)	B2/B-	180,000	124,200
8.875% due 12/15/2014	B2/B-	360,000	281,700
9.125% due 12/15/2014(4)	B2/B-	355,000	259,150
Iron Mountain, Inc. Sr. Sub. Nt. 8.625% due 4/1/2013	B2/B+	700,000	707,000
Nortel Networks Ltd.
8.508% due 7/15/2011(2)	B3/B-	380,000	325,850
10.75% due 7/15/2016	B3/B-	200,000	182,750
			2,692,775
Telecommunications — 0.5%
American Tower Corp. Sr. Nt. 7.00% due 10/15/2017(1)	Ba1/BB+	360,000	360,000
			360,000

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Tobacco — 0.8%
Reynolds American, Inc. Sr. Sec. Nt. 7.25% due 6/1/2013	Ba1/BBB	$600,000	$635,497
			635,497
Transportation — 1.6%
American Railcar Industries, Inc. Sr. Nt. 7.50% due 3/1/2014	B1/BB-	440,000	387,200
Avis Budget Car Rental LLC Sr. Nt.
5.565% due 5/15/2014(2)	Ba3/BB-	100,000	78,500
7.625% due 5/15/2014	Ba3/BB-	100,000	86,250
7.75% due 5/15/2016	Ba3/BB-	300,000	244,500
Hertz Corp. 10.50% due 1/1/2016	B2/B	540,000	505,575
			1,302,025
Wireless Communications — 1.7%
Inmarsat Finance PLC Sr. Nt. 7.625% due 6/30/2012	Ba3/BB	310,000	309,225
Intelsat Bermuda, Ltd. Sr. Nt. 9.25% due 6/15/2016	B3/BB-	100,000	100,750
Intelsat Corp. Sr. Nt. 9.00% due 6/15/2016	B3/BB-	500,000	503,750
iPCS, Inc. Sr. Sec. Nt. 6.489% due 5/1/2014(2)(4)	Caa1/CCC	570,000	438,900
			1,352,625
Wireline Communications — 2.5%
Nordic Telephone Co. Holdings Sr. Nt. 8.875% due 5/1/2016(1)	B2/B	200,000	194,000
Qwest Corp. Sr. Nt.
7.625% due 6/15/2015	Ba1/BBB-	500,000	487,500
7.875% due 9/1/2011	Ba1/BBB-	885,000	882,788
Windstream Corp. Sr. Nt.
7.00% due 3/15/2019	Ba3/BB	140,000	121,800
8.625% due 8/1/2016	Ba3/BB	300,000	294,750
			1,980,838
Total Corporate Bonds
(Cost $73,683,352)			68,980,660

	Shares	Value
Preferred Stocks — 0.3%
Thrift & Mortgage Finance — 0.3%
IndyMac Bank FSB(1)	44,000	215,877
Total Preferred Stocks
(Cost $1,100,000)		215,877

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Indexed Securities — 2.7%
Dow Jones Credit Default Index Series HY-9-TR 1 8.75% due 12/29/2012(1)	B3/NR	$2,240,000	$2,130,800
Total Indexed Securities
(Cost $2,242,460)			2,130,800

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(6)	14	570
RS Emerging Growth Fund, Class Y(6)	15	493
RS Emerging Markets Fund, Class A(6)	16	387
RS Equity Dividend Fund, Class Y(6)	5	44
RS Global Natural Resources Fund, Class Y(6)	38	1,424
RS Growth Fund, Class Y(6)	28	349
RS Investment Quality Bond Fund, Class A(6)	4	44
RS Investors Fund, Class Y(6)	58	499
RS MidCap Opportunities Fund, Class Y(6)	22	269
RS Partners Fund, Class Y(6)	10	280
RS S&P 500 Index Fund, Class A(6)	5	43
RS Smaller Company Growth Fund, Class Y(6)	17	275
RS Technology Fund, Class Y(6)	13	176
RS Value Fund, Class Y(6)	24	563
Total Other Investments
(Cost $5,952)		5,416

	Principal Amount	Value
Repurchase Agreements — 8.3%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $6,623,368 due 4/1/2008, collateralized by FHLMC, 3.63%, due 9/15/2008, with a value of $6,760,325	$6,623,000	6,623,000
Total Repurchase Agreements
(Cost $6,623,000)		6,623,000
Total Investments — 98.1%
(Cost $83,654,764)		77,955,753
Other Assets, Net — 1.9%		1,497,150
Total Net Assets — 100.0%		$79,452,903

(1)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $15,340,432, representing 19.3% of net assets, of which $14,871,807 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2008.
(3)	Step-up bond.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Security deemed illiquid by the investment adviser.
(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond Fund (continued)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,628,416
Level 2 – Significant Other Observable Inputs	71,327,337
Level 3 – Significant Unobservable Inputs	—
Total	$77,955,753

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Tax-Exempt Fund

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Municipal Bonds — 96.6%
Alabama — 1.1%
Alabama 21st Century Auth. Tobacco Settlement Rev.,
5.25% due 12/1/2009	Baa1/A-	$1,000,000	$1,021,780
5.75% due 12/1/2019	Baa1/A-	160,000	165,184
			1,186,964
Alaska — 1.3%
Northern Tobacco Securitization Corp. AK Asset Bkd. 5.80% due 6/1/2010(1)	Aaa/AAA	1,300,000	1,385,696
			1,385,696
Arizona — 3.8%
Mesa AZ Utility Sys. Rev., FGIC insured 5.00% due 7/1/2027	A1/A+	1,500,000	1,500,885
Phoenix, AZ G.O. Ser. B, 5.375% due 7/1/2012(1)	Aa1/AAA	1,000,000	1,096,700
Salt River Proj., AZ Agric. Impt. & Pwr. Dist. Rev. Ser. A, 5.00% due 1/1/2028	Aa1/AA	1,500,000	1,519,110
			4,116,695
California — 5.5%
California St. 5.50% due 3/1/2027	A1/A+	2,000,000	2,096,440
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	Aa3/A	1,500,000	1,551,570
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Ser. 2003 A-1, 5.00% due 6/1/2012(1)	Aaa/AAA	750,000	803,985
San Francisco Calif. Bay Area Rapid Tran Dist. 5.00% due 8/1/2023	Aa1/AAA	1,500,000	1,571,670
			6,023,665
Colorado — 4.7%
Colorado Springs Colo. Rev. Var- Colorado College Proj. SPA-JP 1.40% due 6/1/2029(2)	Aa3/AA-	2,200,000	2,200,000
North Metro Fire Rescue Dist. Colorado G.O., AMBAC insured 5.00% due 12/1/2027	Aaa/AAA	1,000,000	1,020,370
West Metro Fire Protn. Dist. CO G.O. Ser. A, MBIA insured 5.25% due 12/1/2026	Aaa/NR	1,895,000	1,968,336
			5,188,706
Connecticut — 2.0%
Connecticut St. Health & Edl. Facs. Auth. Rev. Var-Yale Univ. Ser. V-1, 1.15% due 7/1/2036(2)	Aaa/AAA	200,000	200,000
Connecticut St. Ser. D, Series-2007 5.00% due 12/1/2026	Aa3/AA	1,500,000	1,525,200

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure-Ser. A, AMBAC insured 5.00% due 8/1/2027	Aaa/AAA	$500,000	$511,570
			2,236,770
Florida — 4.4%
Florida St. Brd. of Ed. Series-2005 5.00% due 6/1/2019	Aa1/AAA	1,500,000	1,594,890
Florida St. Dept. Trans. – Right of Way 5.375% due 7/1/2027	Aa1/AAA	1,500,000	1,555,515
Florida St. Brd. of Ed. Lottery Rev. Ser. C, FGIC insured 5.25% due 7/1/2010(1)	Aaa/AAA	1,500,000	1,610,790
			4,761,195
Georgia — 1.4%
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref- Third Indenture-Ser. B, FSA insured 5.00% due 7/1/2026	Aaa/AAA	1,500,000	1,534,455
			1,534,455
Kansas — 1.2%
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA insured 5.125% due 4/1/2022	Aaa/AAA	1,300,000	1,364,545
			1,364,545
Kentucky — 4.5%
Kentucky Asset / Liability Commn. Agy. Fd. Rev. Proj. Nts. Fed. Hwy. Tr. First Ser., 5.25% due 9/1/2018	Aaa/AAA	1,750,000	1,919,085
Kentucky St. Ppty. & Bldgs. Comm. Rev. Ref. Proj. No. 87, FGIC insured 5.00% due 3/1/2012	Aa3/A+	1,500,000	1,605,885
Proj. No. 85, FSA insured 5.00% due 8/1/2015(1)	Aaa/AAA	1,250,000	1,389,837
			4,914,807
Maryland — 6.1%
Baltimore Cnty. MD Met. Dist-71st Issue 5.00% due 2/1/2022	Aaa/AAA	1,500,000	1,593,240
Maryland St. Dept. Transn. Cons. 5.00% due 2/15/2021	Aa2/AAA	1,500,000	1,591,065
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	Aa2/AAA	1,500,000	1,686,660
Maryland St. Economic Dev. Corp. Student Hsg. Rev. Univ. MD College Park Proj., 6.50% due 6/1/2013(1)	Aaa/NR	1,500,000	1,753,905
			6,624,870

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Tax-Exempt Fund (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Massachusetts — 3.0%
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser A, AMBAC insured 5.00% due 5/1/2026	Aaa/AAA	$1,200,000	$1,209,468
Massachusetts St. G.O. Ser. D, 5.50% due 10/1/2020	Aa2/AA	1,000,000	1,122,270
Massachusetts St. Wtr. Resources Auth. Rev. Ser. A, MBIA insured 5.00% due 8/1/2029	Aaa/AAA	1,000,000	1,003,700
			3,335,438
Minnesota — 1.4%
Rochester, MN WasteWtr. Ser. A G.O., 5.00% due 2/1/2026	Aaa/AAA	1,500,000	1,533,840
			1,533,840
Missouri — 5.4%
Camdenton, MO Reorganized Sch. Dist. Ref. & Impt. G.O., FSA insured 5.25% due 3/1/2024	Aaa/AAA	1,000,000	1,052,580
Missouri St. Hwys & Trans Commn St. Rd. Rev. 5.00% due 5/1/2025	Aa1/AAA	1,500,000	1,541,070
Missouri St. Hwys & Trans Commn St. Rd. Rev. 5.25% due 5/1/2018	Aa2/AAA	1,500,000	1,664,415
Missouri St. Brd. Pub. Bldgs. St. Office Bldg. Spl. Oblig. 5.50% due 5/1/2016	Aa1/AA+	1,500,000	1,588,575
			5,846,640
Nebraska — 0.4%
Lancaster Cnty. NE Sch. Dist. G.O. Lincoln Pub. Sch., 5.00% due 1/15/2031	Aa1/AAA	480,000	483,523
			483,523
Nevada — 1.4%
Clark Cnty. Nev. Sch. Dist. Ltd. Tax-Bldg-Ser. C, 5.00% due 6/15/2027	Aa2/AA	1,500,000	1,517,145
			1,517,145
New Hampshire — 2.2%
New Hampshire Health & Ed. Facs. Auth. Rev. Var – Dartmouth College-Ser A 1.45% due 6/1/2031(2)	Aaa/AAA	1,000,000	1,000,000
New Hampshire St. Hsg. Fin. Auth. Rev. AMT Mtg. Acquisition Ser. E, 5.00% due 7/1/2030	Aa2/NR	1,490,000	1,366,017
			2,366,017
New Jersey — 4.7%
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. D, 5.00% due 7/1/2014(1)	Aaa/AAA	1,500,000	1,659,705

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Ser. E, 5.00% due 7/1/2033	Aaa/AAA	$1,500,000	$1,516,485
Tobacco Settlement Fin. Corp. NJ Asset Bkd. Rev. 5.50% due 6/1/2012(1)	Aaa/AAA	1,735,000	1,907,702
			5,083,892
New York — 12.5%
Metropolitan Trans. Auth. NY Rev. Ser. B, 5.00% due 11/15/2020	A2/A	1,000,000	1,045,520
New York NY Sub. Ser. E5, 1.27% due 8/1/2019(2)	Aaa/AAA	2,000,000	2,000,000
New York NY Adj-Subser E5 1.27% due 8/1/2017(2)	Aaa/AAA	1,200,000	1,200,000
New York NY Ser. D1 5.125% due 12/1/2024	Aa3/AA	1,500,000	1,540,740
New York NY Ser. E 5.00% due 8/1/2015	Aa3/AA	1,500,000	1,615,110
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C, 5.00% due 7/1/2029	Aaa/AAA	1,500,000	1,522,080
Personal Income Tax Rev. Ser. B,
5.50% due 3/15/2020	Aaa/AAA	1,500,000	1,698,315
New York State Thruway Auth. New York 5.25% due 3/15/2027	NR/AAA	1,500,000	1,555,380
Triborough Brdg. & Tunl. Auth. NY Revs. 5.00% due 11/15/2033	Aa2/AA-	1,500,000	1,501,095
			13,678,240
North Carolina — 3.2%
University NC. Univ. Revs. 5.00% due 12/1/2027	Aa1/AA+	1,500,000	1,529,850
Wilmington, NC Wtr. & Swr. Sys. Rev. Ref., FSA insured 5.00% due 6/1/2030	Aaa/AAA	1,975,000	1,996,192
			3,526,042
Ohio — 2.0%
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC insured 5.25% due 12/1/2016	Aaa/AAA	1,000,000	1,075,060
Univ. of Cincinnati, OH Gen. Rcpts. Ser. A, FGIC insured 5.50% due 6/1/2011	A2/A+	1,050,000	1,135,817
			2,210,877
Oregon — 1.4%
Oregon St. Dept. Trans. Hwy. User Tax Rev. Ser. A, 5.00% due 11/15/2031	Aa2/AAA	1,500,000	1,509,315
			1,509,315

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Tax-Exempt Fund (continued)

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Pennsylvania — 4.2%
Pennsylvania St. Series-2004 FSA insured 5.375% due 7/1/2017	Aaa/AAA	$2,000,000	$2,265,160
Pennsylvania St. Higher Edl. Facs. Auth. Rev., MBIA insured 5.00% due 6/15/2032	Aaa/NR	650,000	649,045
Philadelphia, PA Sch. Dist. G.O. Ser. B, FGIC insured 5.625% due 8/1/2012(1)	A1/A+	1,500,000	1,662,480
			4,576,685
Puerto Rico — 2.9%
Puerto Rico Comwlth. Govt. Dev. Bank Ser. B, 5.00% due 12/1/2012	Baa3/BBB	1,500,000	1,578,765
Puerto Rico Comwlth. Infrastructure Fing. Auth. Spl. Tax Rev. Ser. C, AMBAC insured 5.50% due 7/1/2025	Aaa/AAA	1,500,000	1,564,635
			3,143,400
South Carolina — 4.3%
Charleston Cnty. SC Sales Tax 5.25% due 11/1/2017	Aa1/AAA	1,500,000	1,683,450
Charleston, SC Wtrwks. & Swr. Rev., 5.25% due 1/1/2018	Aa2/AA	1,250,000	1,314,363
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A, 5.50% due 1/1/2015	Aa2/AA-	1,500,000	1,673,025
			4,670,838
Tennessee — 1.4%
Tennessee St. Sch. Bd. Auth. Series-2008 5.00% due 5/1/2022	Aa2/AA	1,500,000	1,565,760
			1,565,760
Texas — 5.4%
Alliance Arpt. Auth., Inc. Tex. Spl. Facs. Rev. AMT 4.85% due 4/1/2021	Baa2/BBB	1,250,000	1,094,237
Austin Tex. 5.00% due 9/1/2018	Aa1/AAA	1,500,000	1,628,880
Texas St. Series-2007 5.00% due 8/1/2019	Aa1/AA	1,500,000	1,606,095
University Tex. Univ. Revs. Ref-Fing Sys-Ser. D, 5.00% due 8/15/2021	Aaa/AAA	1,500,000	1,578,915
			5,908,127
Utah — 1.4%
Utah Tran. Auth. Sales Tax Rev. Ser. A, 1.40% due 6/15/2036(2)	Aaa/AAA	1,500,000	1,500,000
			1,500,000

March 31, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Virginia — 2.2%
Tobacco Settlement Fin. Corp. VA Asset Bkd., 5.50% due 6/1/2015(1)	Aaa/AAA	$1,500,000	$1,655,130
Virginia St. Hsg. Dev. Auth. Amt-Ser. A-Subser A-3 5.05% due 7/1/2026	Aaa/AAA	750,000	713,738
			2,368,868
Washington — 1.2%
Snohomish Cnty., WA G.O. Ltd. Tax, MBIA insured 5.375% due 12/1/2019	Aaa/AAA	1,250,000	1,311,400
			1,311,400
Total Municipal Bonds
(Cost $105,570,313)			105,474,415

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	18	726
RS Emerging Growth Fund, Class Y(3)	19	637
RS Emerging Markets Fund, Class A(3)	20	493
RS Equity Dividend Fund, Class Y(3)	7	59
RS Global Natural Resources Fund, Class Y(3)	48	1,810
RS Growth Fund, Class Y(3)	35	437
RS Investment Quality Bond Fund, Class A(3)	6	59
RS Investors Fund, Class Y(3)	70	597
RS MidCap Opportunities Fund, Class Y(3)	28	333
RS Partners Fund, Class Y(3)	13	362
RS S&P 500 Index Fund, Class A(3)	6	58
RS Smaller Company Growth Fund, Class Y(3)	21	350
RS Technology Fund, Class Y(3)	16	223
RS Value Fund, Class Y(3)	31	724
Total Other Investments
(Cost $7,459)		6,868
Total Investments — 96.6%
(Cost $105,577,772)		105,481,283
Other Assets, Net — 3.4%		3,660,918
Total Net Assets — 100.0%		$109,142,201

(1)	Pre-refunded.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2008.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,868
Level 2 – Significant Other Observable Inputs	105,474,415
Level 3 – Significant Unobservable Inputs	—
Total	$105,481,283

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Money Market Fund

March 31, 2008 (unaudited)	Principal Amount	Value
Corporate Bonds — 6.0%
Capital Markets — 1.5%
J.P. Morgan Chase & Co. 3.625% due 5/1/2008	$3,000,000	$2,995,785
Morgan Stanley Group, Inc. 3.625% due 4/1/2008	5,000,000	5,000,000
		7,995,785
Computers — 1.0%
International Business Machines Corp. 3.079% due 9/2/2008(1)(2)	5,000,000	4,997,264
		4,997,264
Conglomerates — 0.6%
General Electric Capital Corp. 3.05% due 4/11/2008(1)	3,000,000	3,000,053
		3,000,053
Diversified Financial Services — 2.9%
Goldman Sachs Group, Inc. 3.095% due 11/14/2008(1)	3,124,000	3,111,660
JPMorgan Chase & Co. 6.00% due 2/15/2009	1,845,000	1,894,796
Lehman Brothers, Inc. 6.50% due 4/15/2008	5,000,000	5,001,850
MBNA Corp. 3.525% due 5/5/2008(1)	5,000,000	5,001,707
		15,010,013
Total Corporate Bonds (Cost $31,003,115)		31,003,115

	Principal Amount	Value
Certificates of Deposit — 0.9%
Societe Generale New York 2.653% due 6/30/2008(1)	4,700,000	4,699,753
Total Certificates of Deposit (Cost $4,699,753)		4,699,753

	Principal Amount	Value
U.S. Government Securities — 8.4%
U.S. Government Agency Securities — 8.4%
FHLB
3.625% due 1/23/2009	10,000,000	10,011,847
4.25% due 6/18/2008	10,000,000	10,000,000
4.30% due 6/3/2008	5,000,000	5,000,000
FHLMC 3.55% due 1/22/2009	10,000,000	10,000,000
FNMA 3.375% due 12/15/2008	8,000,000	8,051,263
		43,063,110
Total U.S. Government Securities (Cost $43,063,110)		43,063,110

	Principal Amount	Value
Commercial Paper — 84.4%
Agricultural — 3.9%
Archer Daniels Midland Co. 4.05% due 4/8/2008	10,000,000	9,992,125

March 31, 2008 (unaudited)	Principal Amount	Value
Cargill, Inc. 3.00% due 4/28/2008	$10,000,000	$9,977,500
		19,969,625
Automotive — 1.9%
BMW U.S. Capital LLC 2.20% due 4/28/2008	10,000,000	9,983,500
		9,983,500
Chemicals — 3.9%
E.I. du Pont de Nemours and Co. 2.60% due 4/3/2008	10,000,000	9,998,555
Praxair, Inc. 2.20% due 4/4/2008	10,000,000	9,998,167
		19,996,722
Computers — 3.1%
International Business Machines Corp.
2.17% due 6/2/2008(2)	5,900,000	5,877,950
2.19% due 5/1/2008(2)	10,000,000	9,981,750
		15,859,700
Consumer Products — 1.0%
Colgate-Palmolive Co. 2.20% due 4/4/2008	5,000,000	4,999,083
		4,999,083
Diversified Financial Services — 7.7%
American General Finance 3.05% due 4/3/2008	10,000,000	9,998,305
Genworth Financial, Inc. 2.60% due 4/10/2008	5,000,000	4,996,750
Goldman Sachs Group, Inc. 2.90% due 5/19/2008	5,000,000	4,980,667
J.P. Morgan Chase & Co. 2.49% due 5/27/2008	10,000,000	9,961,267
Lehman Brothers Holdings, Inc. 2.99% due 5/14/2008	10,000,000	9,964,286
		39,901,275
Diversified Manufacturing — 7.8%
Danaher Corp.
2.25% due 4/25/2008	10,000,000	9,985,000
2.30% due 4/1/2008	10,000,000	10,000,000
Parker-Hannifin Corp. 2.60% due 4/2/2008	10,000,000	9,999,278
Siemens Capital Co. LLC 2.40% due 5/8/2008	10,000,000	9,975,333
		39,959,611
Energy — 3.9%
ConocoPhillips 2.30% due 4/1/2008	10,000,000	10,000,000
FPL Fuels, Inc. 2.72% due 4/11/2008	10,000,000	9,992,445
		19,992,445
Finance Companies — 1.9%
Private Export Funding Corp. 2.75% due 6/20/2008	10,000,000	9,938,889
		9,938,889
Financial - Banks — 11.6%
Bank of America Corp.
2.68% due 6/9/2008	5,000,000	4,974,317
4.64% due 5/14/2008	10,000,000	9,944,578
Deutsche Bank Financial LCC 3.00% due 4/30/2008	10,000,000	9,975,833

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Money Market Fund (continued)

March 31, 2008 (unaudited)	Principal Amount	Value
Dexia Delaware LLC 2.99% due 4/7/2008	$10,000,000	$9,995,017
Dresdner U.S. Finance, Inc. 2.97% due 4/23/2008	10,000,000	9,981,850
John Deere Bank S.A. 2.30% due 5/9/2008	10,000,000	9,975,722
Societe Generale N.A. 3.13% due 4/1/2008	5,000,000	5,000,000
		59,847,317
Food & Beverage — 5.8%
Nestle Capital Corp. 2.72% due 5/22/2008(2)	10,000,000	9,961,467
Pepsico, Inc. 2.70% due 4/17/2008	10,000,000	9,988,000
The Coca-Cola Co. 2.10% due 6/2/2008	10,000,000	9,963,833
		29,913,300
Household Products/Wares — 1.9%
Proctor & Gamble Co. 2.10% due 5/9/2008	10,000,000	9,977,833
		9,977,833
Metal Fabricate-Hardware — 3.9%
Nucor Corp.
2.80% due 5/29/2008	10,000,000	9,954,889
2.85% due 5/22/2008	10,000,000	9,959,625
		19,914,514
Optical Supplies/Personal Products — 1.9%
Alcon Capital Corp. 2.77% due 4/7/2008	10,000,000	9,995,384
		9,995,384
Personal Products — 3.5%
Estee Lauder Cos., Inc. 2.16% due 6/16/2008	8,000,000	7,963,520
L’Oreal U.S.A., Inc. 2.20% due 5/5/2008	10,000,000	9,979,222
		17,942,742
Pharmaceuticals — 7.7%
Abbot Laboratories 2.08% due 4/11/2008	10,000,000	9,994,222
Astrazeneca PLC
3.10% due 5/15/2008	10,000,000	9,962,111
4.20% due 4/7/2008	10,000,000	9,993,000
Pfizer, Inc. 2.65% due 7/7/2008	10,000,000	9,928,597
		39,877,930
Telecommunications — 3.9%
AT&T, Inc.
2.57% due 4/10/2008	10,000,000	9,993,575
2.60% due 4/11/2008	10,000,000	9,992,778
		19,986,353
Transportation — 1.9%
NetJets, Inc. 2.25% due 4/1/2008	10,000,000	10,000,000
		10,000,000
Utilities - Electric & Water — 5.3%
National Rural Utilities Cooperative Finance Corp.
2.25% due 4/16/2008	2,100,000	2,098,031
2.32% due 4/28/2008	10,000,000	9,982,600

March 31, 2008 (unaudited)	Principal Amount	Value
Southern Co. 2.25% due 4/8/2008 -5/2/2008	$15,320,000	$15,305,318
		27,385,949
Wireless Communications — 1.9%
Verizon Communications, Inc. 2.62% due 5/23/2008	10,000,000	9,962,156
		9,962,156
Total Commercial Paper (Cost $435,404,328)		435,404,328

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	79	3,345
RS Emerging Growth Fund, Class Y(3)	85	3,473
RS Emerging Markets Fund, Class A(3)	86	2,389
RS Equity Dividend Fund, Class Y(3)	31	287
RS Global Natural Resources Fund, Class Y(3)	207	7,841
RS Growth Fund, Class Y(3)	149	2,153
RS Investment Quality Bond Fund, Class A(3)	28	274
RS Investors Fund, Class Y(3)	309	2,967
RS MidCap Opportunities Fund, Class Y(3)	116	1,653
RS Partners Fund, Class Y(3)	57	1,766
RS S&P 500 Index Fund, Class A(3)	30	296
RS Smaller Company Growth Fund, Class Y(3)	91	1,875
RS Technology Fund, Class Y(3)	69	959
RS Value Fund, Class Y(3)	136	3,557
Total Other Investments (Cost $31,912)		32,835

	Principal Amount	Value
Repurchase Agreements — 0.3%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 3/31/2008, maturity value of $1,478,082 due 4/1/2008, collateralized by FHLB, 3.60%, due 1/29/2010, with a value of $1,511,250	$1,478,000	1,478,000
Total Repurchase Agreements (Cost $1,478,000)		1,478,000
Total Investments — 100.0% (Cost $515,680,218)		515,681,141
Other Assets, Net — 0.0%		245,579
Total Net Assets — 100.0%		$515,926,720

(1)	Floating rate note. The rate shown is the rate in effect at March 31, 2008.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $30,818,431, representing 6.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Money Market Fund (continued)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,510,835
Level 2 – Significant Other Observable Inputs	514,170,306
Level 3 – Significant Unobservable Inputs	—
Total	$515,681,141

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS International Growth Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 97.5%
Australia — 5.4%
Beverages — 0.4%
Fosters Group Ltd.	63,800	$299,045
Commercial Banks — 1.2%
Australia & NZ Banking Group Ltd.	24,304	504,322
Westpac Banking Corp.	19,400	423,410
		927,732
Commercial Services & Supplies — 0.4%
Brambles Ltd.	30,600	279,694
Construction Materials — 0.2%
James Hardie Industries N.V.	24,000	137,423
Food & Staples Retailing — 0.4%
Woolworths Ltd.	11,806	314,014
Insurance — 0.3%
AMP Ltd.	29,000	208,735
Metals & Mining — 2.0%
BHP Billiton Ltd.	36,806	1,209,482
Rio Tinto Ltd.	2,496	280,390
		1,489,872
Oil, Gas & Consumable Fuels — 0.5%
Woodside Petroleum Ltd.	8,400	417,437
		4,073,952
Belgium — 1.7%
Diversified Financial Services — 1.7%
Groupe Bruxelles Lambert S.A.	10,603	1,292,778
		1,292,778
Denmark — 2.4%
Chemicals — 1.5%
Novozymes AS, Class B	11,980	1,126,997
Marine — 0.9%
A.P. Moeller-Maersk AS, Class B	57	639,546
		1,766,543
Finland — 3.4%
Construction & Engineering — 3.4%
Kone Oyj, Class B	61,800	2,538,955
		2,538,955
France — 12.2%
Communications Equipment — 0.8%
Neopost S.A.	5,569	624,196
Diversified Financial Services — 1.7%
Eurazeo	9,992	1,278,465
Electrical Equipment — 1.1%
Alstom	3,818	827,073
Food & Staples Retailing — 1.7%
Carrefour S.A.	16,498	1,273,007
Health Care Equipment & Supplies — 2.9%
Essilor International S.A.	32,580	2,129,247
Machinery — 0.6%
Vallourec	1,859	450,885
Multi-Utilities — 1.2%
Electricite de France	10,300	895,962
Personal Products — 2.2%
L’Oreal S.A.	13,091	1,662,088
		9,140,923
Germany — 5.0%
Air Freight & Logistics — 1.0%
Deutsche Post AG	23,601	720,789
Diversified Financial Services — 1.5%
Deutsche Boerse AG	7,142	1,151,052
Health Care Providers & Services — 2.5%
Celesio AG	38,427	1,902,843
		3,774,684

March 31, 2008 (unaudited)	Shares	Value
Hong Kong — 2.1%
Commercial Banks — 0.4%
BOC Hong Kong Holdings Ltd.	117,000	$284,894
Distributors — 0.2%
Li & Fung Ltd.	48,400	180,354
Diversified Financial Services — 0.3%
Hong Kong Exchanges & Clearing Ltd.	13,000	225,849
Real Estate Management & Development — 1.2%
Cheung Kong Holdings Ltd.	35,000	503,890
Hang Lung Properties Ltd.	98,000	351,894
		855,784
		1,546,881
Italy — 1.4%
Commercial Banks — 1.4%
UniCredito Italiano SpA	152,590	1,022,386
		1,022,386
Japan — 16.3%
Automobiles — 1.1%
Nissan Motor Co. Ltd.	94,100	788,915
Beverages — 1.1%
Asahi Breweries Ltd.	41,300	852,821
Construction & Engineering — 0.4%
Chiyoda Corp.	34,000	311,000
Electrical Equipment — 0.7%
Mitsubishi Electric Corp.	60,000	523,965
Electronic Equipment & Instruments — 2.3%
Hirose Electric Co. Ltd.	5,500	622,155
Keyence Corp.	2,200	511,909
Kyocera Corp.	6,600	559,449
		1,693,513
Insurance — 1.9%
Millea Holdings, Inc.	18,600	692,083
Mitsui Sumitomo Insurance Co.(1)	70,000	711,322
		1,403,405
Internet Software & Services — 0.6%
Rakuten, Inc.	783	471,527
Machinery — 1.4%
Komatsu Ltd.	22,900	644,769
SMC Corp.	3,500	371,826
		1,016,595
Marine — 0.5%
Mitsui O.S.K. Lines Ltd.	31,000	379,257
Office Electronics — 1.8%
Canon, Inc.	28,900	1,347,994
Paper & Forest Products — 0.4%
Nippon Paper Group, Inc.	140	335,517
Real Estate Management & Development — 0.3%
Sumitomo Realty & Development Co. Ltd.	12,000	213,787
Specialty Retail — 0.7%
Yamada Denki Co. Ltd.	6,020	524,867
Tobacco — 0.9%
Japan Tobacco, Inc.	131	655,327
Trading Companies & Distributors — 2.2%
Hitachi High-Technologies Corp.	16,400	274,028
Mitsui & Co. Ltd.	67,000	1,374,881
		1,648,909
		12,167,399
Netherlands — 1.0%
Metals & Mining — 1.0%
ArcelorMittal	9,150	749,435
		749,435

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS International Growth Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Norway — 5.0%
Energy Equipment & Services — 1.5%
Aker Kvaerner ASA(2)	47,042	$1,077,535
Oil, Gas & Consumable Fuels — 3.5%
Seadrill Ltd.	97,537	2,627,441
		3,704,976
People’s Republic of China — 0.4%
Energy Equipment & Services — 0.4%
China Shenhua Energy Co. Ltd., H shares	71,500	289,086
		289,086
Russia — 1.6%
Metals & Mining — 0.5%
MMC Norilsk Nickel, ADR(3)	12,400	349,060
Oil, Gas & Consumable Fuels — 0.6%
OAO Gazprom, ADR(3)	8,400	428,055
Wireless Telecommunication Services — 0.5%
Mobile TeleSystems, ADR(3)	5,300	402,005
		1,179,120
Singapore — 0.5%
Industrial Conglomerates — 0.5%
Keppel Corp. Ltd.	48,000	349,419
		349,419
Spain — 1.1%
Diversified Financial Services — 1.1%
Corp. Financiera Alba S.A.	12,300	810,315
		810,315
Sweden — 8.2%
Commercial Banks — 1.5%
Svenska Handelsbanken AB, Class A	39,376	1,147,523
Diversified Financial Services — 0.7%
Investor AB, Class B(2)	21,924	493,820
Health Care Equipment & Supplies — 1.8%
Getinge AB, Class B	51,430	1,335,917
Machinery — 4.2%
Atlas Copco AB, Class B	148,900	2,339,657
Sandvik AB	45,997	800,203
		3,139,860
		6,117,120
Switzerland — 9.1%
Building Products — 1.2%
Geberit AG	6,100	909,184
Computers & Peripherals — 0.7%
Logitech International S.A.(2)	19,727	500,520
Consumer Finance — 1.2%
Partners Group	6,061	880,302
Food Products — 2.1%
Nestle S.A.	3,150	1,574,503
Health Care Equipment & Supplies — 1.0%
Straumann Holding AG	2,600	743,194
Machinery — 1.3%
Schindler Holding AG	13,280	994,875
Pharmaceuticals — 0.6%
Basilea Pharmaceutica(2)	2,880	419,207
Textiles, Apparel & Luxury Goods — 1.0%
Compagnie Financiere Richemont AG, Class A	13,600	763,541
		6,785,326
Taiwan — 1.2%
Electronic Equipment & Instruments — 0.7%
Hon Hai Precision Industry Co. Ltd., GDR(4)	47,500	534,375

March 31, 2008 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Mfg. Co. Ltd., ADR(3)	38,837	$398,856
		933,231
United Kingdom — 19.5%
Commercial Banks — 3.1%
Royal Bank of Scotland	169,492	1,135,458
Standard Chartered PLC	34,000	1,162,652
		2,298,110
Commercial Services & Supplies — 1.4%
Capita Group PLC	42,580	573,713
Hays PLC	212,000	481,194
		1,054,907
Construction & Engineering — 1.2%
Amec PLC	34,984	502,477
The Weir Group PLC	27,600	416,889
		919,366
Containers & Packaging — 0.7%
Rexam PLC	60,000	508,118
Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	34,000	450,239
Media — 0.9%
Reed Elsevier PLC	51,940	661,528
Metals & Mining — 2.1%
Johnson Matthey PLC	13,262	528,243
Xstrata PLC	15,000	1,050,617
		1,578,860
Oil, Gas & Consumable Fuels — 4.9%
BG Group PLC	59,000	1,367,110
Cairn Energy PLC(2)	14,069	790,263
John Wood Group PLC	126,097	1,013,494
Royal Dutch Shell PLC, Class A	13,500	464,831
		3,635,698
Pharmaceuticals — 1.3%
GlaxoSmithKline PLC	47,902	1,013,233
Tobacco — 0.9%
Imperial Tobacco Group PLC	14,000	644,682
Trading Companies & Distributors — 0.5%
Wolseley PLC	35,000	368,651
Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	477,600	1,419,629
		14,553,021
Total Common Stocks (Cost $55,433,984)		72,795,550

	Shares	Value
Preferred Stocks — 1.9%
Brazil — 1.9%
Commercial Banks — 0.8%
Banco Itau Holdings Financeira S.A., ADR(3)	26,200	596,312
Oil, Gas & Consumable Fuels — 1.1%
Petroleo Brasileiro S.A., ADR(3)	9,900	838,431
		1,434,743
Total Preferred Stocks (Cost $480,868)		1,434,743

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	13	536
RS Emerging Growth Fund, Class Y(5)	14	464
RS Emerging Markets Fund, Class A(5)	15	365

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS International Growth Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
RS Equity Dividend Fund, Class Y(5)	5	$41
RS Global Natural Resources Fund, Class Y(5)	36	1,341
RS Growth Fund, Class Y(5)	26	327
RS Investment Quality Bond Fund, Class A(5)	4	42
RS Investors Fund, Class Y(5)	55	467
RS MidCap Opportunities Fund, Class Y(5)	21	252
RS Partners Fund, Class Y(5)	9	266
RS S&P 500 Index Fund, Class A(5)	4	40
RS Smaller Company Growth Fund, Class Y(5)	16	259
RS Technology Fund, Class Y(5)	12	165
RS Value Fund, Class Y(5)	23	529
Total Other Investments (Cost $5,601)		5,094
Total Investments — 99.4% (Cost $55,920,453)		74,235,387
Other Assets, Net — 0.6%		433,694
Total Net Assets — 100.0%		$74,669,081

(1)	Fair valued security.
(2)	Non income-producing security.
(3)	ADR — American Depositary Receipt.
(4)	GDR — Global Depositary Receipt.
(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

At March 31, 2008, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)
GBP	$9,301,294	$9,164,448	4/10/2008	$(136,848)

Legend:

GBP-Pound Sterling

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,124,133	$(136,848)
Level 2 – Significant Other Observable Inputs	71,111,254	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$74,235,387	$(136,848)

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

                    Call 1.800.766.FUND

Schedule of Investments - RS Emerging Markets Fund

March 31, 2008 (unaudited)	Shares	Value
Common Stocks — 85.7%
Argentina — 1.6%
Metals & Mining — 1.6%
Ternium S.A., ADR(1)	215,000	$7,714,200
		7,714,200
Bolivia — 0.4%
Metals & Mining — 0.4%
Apex Silver Mines Ltd.(2)	156,326	1,894,671
		1,894,671
Brazil — 3.4%
Metals & Mining — 2.6%
Companhia Siderurgica Nacional S.A., ADR(1)	121,100	4,358,389
Companhia Vale do Rio Doce, ADR(1)	235,900	8,171,576
		12,529,965
Textiles, Apparel & Luxury Goods — 0.8%
Lojas Renner S.A.	206,300	3,891,565
		16,421,530
Canada — 0.3%
Metals & Mining — 0.3%
First Quantum Minerals Ltd.	19,356	1,569,675
		1,569,675
Egypt — 0.5%
Diversified Financial Services — 0.5%
Egyptian Financial Group-Hermes Holding	217,300	2,238,914
		2,238,914
Hong Kong — 3.2%
Commercial Banks — 1.4%
Standard Chartered PLC	197,200	6,743,381
Diversified Telecommunication Services — 1.8%
Hutchison Telecommunications International Ltd.	5,940,000	8,479,503
		15,222,884
India — 3.5%
Commercial Banks — 0.9%
ICICI Bank Ltd., ADR(1)	104,100	3,975,579
Oil, Gas & Consumable Fuels — 2.6%
Reliance Industries Ltd., GDR(2)(3)(4)	110,200	12,633,625
		16,609,204
Indonesia — 3.8%
Commercial Banks — 1.9%
PT Bank Mandiri	13,527,000	4,668,918
PT Bank Rakyat Indonesia	6,709,500	4,631,678
		9,300,596
Construction & Engineering — 0.2%
PT Bakrie and Brothers Tbk(2)	16,459,750	919,364
Diversified Telecommunication Services — 1.7%
PT Indosat Tbk	5,831,500	4,505,374
PT Telekomunikasi Indonesia	3,416,000	3,603,437
		8,108,811
		18,328,771
Malaysia — 1.4%
Commercial Banks — 0.2%
Public Bank Berhad	369,100	1,262,319
Food Products — 0.3%
IOI Corp. Berhad	591,085	1,318,243
Industrial Conglomerates — 0.9%
Sime Darby Berhad	1,489,068	4,352,911
		6,933,473
Mexico — 4.3%
Commercial Banks — 0.8%
Grupo Financiero Banorte S.A.B. de C.V.	941,600	4,095,432

March 31, 2008 (unaudited)	Shares	Value
Food & Staples Retailing — 1.2%
Wal-Mart de Mexico SAB de C.V.	1,328,622	$5,617,720
Wireless Telecommunication Services — 2.3%
America Movil SAB de C.V., ADR, Series L(1)	133,700	8,515,353
America Movil SAB de C.V., Series L	828,950	2,643,543
		11,158,896
		20,872,048
People’s Republic of China — 14.3%
Building Products — 0.9%
China National Building Material Co. Ltd., H shares	1,718,000	4,113,551
Electric Utilities — 0.5%
China Power International Development Ltd(2)	7,203,000	2,332,514
Electronic Equipment & Instruments — 0.6%
Kingboard Chemical Holdings Ltd.	835,500	2,977,255
Energy Equipment & Services — 1.1%
China Shenhua Energy Co. Ltd., H shares	1,285,500	5,197,483
Insurance — 0.7%
China Insurance International Holdings Co. Ltd(2)	1,563,000	3,581,841
Internet Software & Services — 0.4%
SINA Corp.(2)	51,000	1,797,750
Leisure Equipment & Products — 0.9%
Li Ning Co. Ltd.	1,581,500	4,491,687
Metals & Mining — 1.2%
Aluminum Corp. of China Ltd., H shares	1,264,000	2,049,038
Angang Steel Co. Ltd., H shares(2)	1,629,240	3,765,624
		5,814,662
Oil, Gas & Consumable Fuels — 2.5%
CNOOC Ltd.	5,847,000	8,598,826
PetroChina Co. Ltd., H shares	2,830,000	3,532,388
		12,131,214
Real Estate — 0.6%
C C Land Holdings Ltd.	1,649,000	1,602,923
Shimao Property Holdings Ltd.	632,500	1,150,591
		2,753,514
Real Estate Management & Development — 0.8%
China Overseas Land & Investment Ltd.	1,566,000	2,894,032
Country Garden Holdings Co.	911,000	789,339
		3,683,371
Specialty Retail — 1.2%
GOME Electrical Appliances Holdings Ltd.	2,553,000	5,895,432
Transportation Infrastructure — 0.4%
Jiangsu Expressway Co. Ltd.	2,270,000	2,056,593
Wireless Telecommunication Services — 2.5%
China Mobile Ltd.	384,500	5,777,001
China Unicom Ltd.	3,018,000	6,412,209
		12,189,210
		69,016,077
Poland — 1.1%
Diversified Financial Services — 1.1%
International Personal Finance	1,173,900	5,311,343
		5,311,343
Russia — 10.2%
Commercial Banks — 0.1%
Sberbank, GDR(3)	1,300	445,599
Food & Staples Retailing — 0.5%
X5 Retail Group N.V., GDR(2)(3)	87,400	2,588,750
Metals & Mining — 4.4%
Evraz Group SA, GDR(3)	59,100	5,100,330
Norilsk Nickel ADR(1)	330,500	9,303,575

The accompanying notes are an integral part of these financial statements.

                    Call 1.800.766.FUND

Schedule of Investments - RS Emerging Markets Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Severstal, GDR(3)	291,500	$6,587,900
		20,991,805
Oil, Gas & Consumable Fuels — 4.1%
Gazprom, ADR(1)	48,200	2,458,200
Gazprom, ADR(1) (Reg S)(1)	264,450	13,476,093
Imperial Energy Corp. PLC(2)	154,754	4,008,888
		19,943,181
Pharmaceuticals — 0.3%
Pharmstandard, GDR(3)(4)(5)	71,775	1,683,124
Wireless Telecommunication Services — 0.8%
Vimpel-Communications, ADR(1)	121,900	3,643,591
		49,296,050
South Africa — 5.5%
Commercial Banks — 0.6%
FirstRand Ltd.	1,382,027	2,730,542
Construction Materials — 1.0%
Pretoria Portland Cement Co. Ltd.	948,400	4,685,014
Food & Staples Retailing — 0.3%
Massmart Holdings Ltd.	201,711	1,668,978
Industrial Conglomerates — 0.9%
Barloworld Ltd.	312,100	4,155,018
Media — 0.9%
Naspers Ltd., N shares	251,700	4,393,061
Metals & Mining — 1.8%
Impala Platinum Holdings Ltd.	126,500	4,890,804
International Ferro Metals Ltd.(2)	1,344,176	3,761,109
		8,651,913
		26,284,526
South Korea — 14.3%
Commercial Banks — 0.8%
Daegu Bank	261,500	3,524,349
Industrial Bank of Korea	25,430	376,834
		3,901,183
Construction & Engineering — 0.9%
Hyundai Development Co.	60,370	4,150,872
Diversified Financial Services — 0.7%
Hana Financial Group, Inc.	81,800	3,352,738
Food & Staples Retailing — 1.9%
ORION Corp.	13,200	2,270,423
Shinsegae Co. Ltd.	10,600	6,694,559
		8,964,982
Insurance — 2.3%
Hyundai Marine & Fire Insurance Co. Ltd.(2)	182,200	3,862,661
Samsung Fire & Marine Insurance Co. Ltd.(2)	36,100	7,484,143
		11,346,804
Internet Software & Services — 0.5%
NHN Corp.(2)	11,500	2,700,506
Marine — 1.1%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	68,900	2,646,129
Samsung Heavy Industries Co. Ltd.	79,000	2,535,532
		5,181,661
Pharmaceuticals — 1.0%
Yuhan Corp.	24,868	4,677,333
Semiconductors & Semiconductor Equipment — 0.8%
Hynix Semiconductor, Inc.(2)	136,600	3,851,874
Textiles, Apparel & Luxury Goods — 1.8%
Cheil Industries, Inc.	183,000	8,919,792
Trading Companies & Distributors — 2.5%
Samsung C&T Corp.	169,660	11,930,924
		68,978,669

March 31, 2008 (unaudited)	Shares	Value
Taiwan — 12.0%
Chemicals — 1.2%
Taiwan Fertilizer Co. Ltd.	1,283,000	$5,662,151
Commercial Banks — 0.2%
Far Eastern International Bank(2)	2,734,000	1,083,990
Computers & Peripherals — 0.6%
High Tech Computer Corp.	130,000	2,936,627
Electronic Equipment & Instruments — 2.3%
Hon Hai Precision Industry Co. Ltd.	1,907,396	10,981,256
Insurance — 0.9%
China Life Insurance Co. Ltd.(2)	5,441,000	4,285,930
Marine — 1.9%
Evergreen Marine Corp.	4,896,000	4,852,467
Yang Ming Marine Transport	5,235,426	4,134,763
		8,987,230
Multiline Retail — 1.6%
Far Eastern Department Stores Ltd.	4,670,294	7,779,112
Semiconductors & Semiconductor Equipment — 3.3%
Greatek Electronics, Inc.	2,985,760	4,048,380
Taiwan Semiconductor Manufacturing Co. Ltd.	5,794,423	11,991,414
		16,039,794
		57,756,090
Thailand — 0.7%
Commercial Banks — 0.7%
Bangkok Bank Public Co. Ltd.	827,400	3,563,218
		3,563,218
Turkey — 1.1%
Commercial Banks — 1.1%
Turkiye Garanti Bankasi A.S.	734,374	3,320,445
Turkiye Is Bankasi	495,500	1,843,613
		5,164,058
		5,164,058
Vietnam — 0.3%
Metals & Mining — 0.3%
Vietnam Resource Investments Holdings Ltd.(5)	178,000	1,513,000
		1,513,000
Other African Countries — 2.1%
Metals & Mining — 2.1%
Gem Diamonds Ltd.(2)	211,800	3,708,450
Katanga Mining Ltd.(2)	194,137	2,950,496
Kenmare Resources PLC(2)	3,633,970	3,246,497
		9,905,443
		9,905,443
Other Emerging Markets Countries — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
Dragon Oil PLC(2)	900,503	8,055,362
		8,055,362
Total Common Stocks (Cost $343,611,603)		412,649,206

	Shares	Value
Preferred Stocks — 8.9%
Brazil — 8.1%
Commercial Banks — 2.5%
Banco Bradesco S.A.	171,157	4,760,051
Itausa-Investimentos Itau S.A.	1,277,306	7,497,721
		12,257,772
Food & Staples Retailing — 0.0%
Comp. Lorenz S.A.(5)(6)	4,700,000	—

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com

Schedule of Investments - RS Emerging Markets Fund (continued)

March 31, 2008 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels — 5.1%
Petroleo Brasileiro S.A., ADR(1)	240,000	$24,506,400
Road & Rail — 0.5%
All America Latina Logistica	222,800	2,247,427
		39,011,599
Colombia — 0.8%
Commercial Banks — 0.8%
BanColombia S.A., ADR(1)	115,500	4,095,630
		4,095,630
Total Preferred Stocks (Cost $25,252,205)		43,107,229

	Shares	Value
Rights — 0.0%
Indonesia — 0.0%
PT Bakrie and Brothers Tbk(2)(5)	97,935,512	150,524
		150,524
Total Rights (Cost $0)		150,524

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)	59	2,341
RS Emerging Growth Fund, Class Y(7)	67	2,212
RS Equity Dividend Fund, Class Y(7)	29	252
RS Global Natural Resources Fund, Class Y(7)	158	5,948
RS Growth Fund, Class Y(7)	104	1,283
RS Investment Quality Bond Fund, Class A(7)	26	256
RS Investors Fund, Class Y(7)	211	1,802
RS MidCap Opportunities Fund, Class Y(7)	76	911
RS Partners Fund, Class Y(7)	49	1,378
RS S&P 500 Index Fund, Class A(7)	27	249
RS Smaller Company Growth Fund, Class Y(7)	70	1,168
RS Technology Fund, Class Y(7)	51	718
RS Value Fund, Class Y(7)	115	2,698
Total Other Investments (Cost $22,965)		21,216

	Principal Amount	Value
Repurchase Agreements — 3.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.15% dated 3/31/2008, maturity value of $16,210,068, due 4/1/2008, collateralized by $14,285,000 in U.S. Treasury Bond, 5.25%, due 11/15/2028, with a value of $16,534,888	$16,210,000	16,210,000
Total Repurchase Agreements (Cost $16,210,000)		16,210,000
Total Investments — 98.0% (Cost $385,096,773)		472,138,175
Other Assets, Net — 2.0%		9,425,463
Total Net Assets — 100.0%		$481,563,638

(1)	ADR — American Depositary Receipt.
(2)	Non income-producing security.
(3)	GDR — Global Depositary Receipt.
(4)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2008, the aggregate market value of these securities amounted to $14,316,749, representing 2.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Fair valued security.
(6)	Security deemed illiquid by the investment adviser.
(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$143,627,992
Level 2 – Significant Other Observable Inputs	328,510,183
Level 3 – Significant Unobservable Inputs	—
Total	$472,138,175

The accompanying notes are an integral part of these financial statements.

                    Call 1.800.766.FUND

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at March 31, 2008, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Emerging Growth Fund	448,214,117	3,059,417	44,177,947	(41,118,530)
RS Growth Fund	159,180,811	3,134,779	8,366,381	(5,231,602)
RS Technology Fund	113,158,762	2,296,312	12,455,574	(10,159,262)
RS MidCap Opportunities Fund	246,237,446	(7,494,604)	15,339,532	(22,834,136)
RS Select Growth Fund	99,273,323	743,877	11,064,539	(10,320,662)
RS Smaller Company Growth Fund	191,660,923	2,427,536	21,755,633	(19,328,097)
RS Value Fund	2,339,713,605	(154,691,510)	193,893,166	(348,584,676)
RS Partners Fund	1,962,789,431	(91,442,984)	222,403,967	(313,846,951)
RS Investors Fund	28,354,884	(3,327,077)	1,576,710	(4,903,787)
RS Global Natural Resources Fund	1,575,384,393	498,820,169	544,682,763	(45,862,594)
RS Large Cap Value Fund	70,620,035	5,241,738	11,729,878	(6,488,140)
RS Core Equity Fund	798,337,331	43,886,726	108,200,192	(64,313,466)
RS Small Cap Core Equity Fund	143,332,385	(9,368,534)	7,423,238	(16,791,772)
RS Equity Dividend Fund	10,065,459	(621,590)	177,255	(798,845)
RS S&P 500 Index Fund	137,264,442	13,318,616	40,923,350	(27,604,734)
RS Asset Allocation Fund	98,194,053	3,534,219	4,147,576	(613,357)
RS Investment Quality Bond Fund	134,525,928	589,405	2,327,747	(1,738,342)
RS Low Duration Bond Fund	38,307,550	581,928	759,200	(177,272)
RS High Yield Bond Fund	83,658,151	(5,702,398)	403,886	(6,106,284)
RS Tax-Exempt Fund	105,577,874	(96,591)	1,507,913	(1,604,504)
RS Money Market Fund	515,680,879	262	870	(608)
RS International Growth Fund	57,413,306	16,822,081	20,955,855	(4,133,774)
RS Emerging Markets Fund	386,870,295	85,267,880	106,624,964	(21,357,084)

Restricted Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. See the table below for restricted securities held at March 31, 2008.

Restricted Securities

Fund	Security	Shares	Cost	Value	Acquisition Date	% of Fund's Net Assets
RS Value Fund	Ivanhoe Nickel & Platinum Ltd.	698,422	$2,837,501	$4,539,743	4/25/97 -5/7/98	0.21%
RS Global Natural Resources Fund	Ivanhoe Nickel & Platinum Ltd.	203,624	784,997	1,323,556	4/25/97 -5/7/98	0.06%

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended March 31, 2008 is listed below:

Affiliated Issuers

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Partners Fund	Aaron Rents, Inc.	2,451,802		—	—	2,451,802	$39,229	$52,811,815
	ACI Worldwide, Inc.	2,912,918		1,052,414	—	3,965,332	—	78,989,413
	A.M. Castle & Co.	1,294,350		—	—	1,294,350	77,661	34,947,450
	Carter's, Inc.	3,903,440		599,640	424,290	4,078,790	—	65,872,458
	Coinstar, Inc.	2,464,452		—	—	2,464,452	—	69,349,679
	Commerical Vehicle Group, Inc.	2,047,101		—	—	2,047,101	—	20,286,771
	Corinthian Colleges, Inc.	2,856,769		2,938,792	—	5,795,561	—	41,901,906
	Employers Holdings, Inc.	2,867,090		—	—	2,867,090	172,025	53,155,849
	eResearch Technology, Inc.	3,235,047		—	610,277	2,624,770	—	32,599,643
	Key Energy Services, Inc.	6,449,800	*	—	—	6,449,800	—	86,556,316
	Meruelo Maddux Properties, Inc.	4,448,881		—	—	4,448,881	—	11,300,158
	MoneyGram International, Inc.	—	*	6,324,535	—	6,324,535	—	11,763,635
	Quadra Realty Trust, Inc.	1,472,935		—	1,472,935	—	—	*	*
	Triarc Cos., Inc., Class B	6,003,100		—	272,278	5,730,822	1,382,129	39,599,980
							1,671,044	599,135,073
RS Value Fund	Career Education Corp.	2,845,338	*	2,542,675	—	5,388,013	—	68,535,525
	Sunrise Senior Living, Inc.	1,670,632	*	1,187,773	—	2,858,405	—	63,685,263
							—	132,220,788
RS Global Natural Resources Fund	Anderson Energy Ltd.	4,613,000		—	4,613,000	—	—	*	*
							—	—
RS Asset Allocation Fund	RS S&P 500 Index Fund, Class A	10,724,043		—	554,323	10,169,720	—	92,239,358
							$—	$92,239,358

*	Issuer was not an affiliated issuer at January 1, 2008.
**	Issuer was not an affiliated issuer at March 31, 2008.

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. The Trust is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: May 30, 2008

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date: May 30, 2008